UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2011

Date of reporting period:	4/30/2011

Item 1 – Reports to Stockholders

APRIL 30, 2011	SEMIANNUAL REPORT

The TARGET Portfolio Trust®

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Trust portfolios’ securities are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2011, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Target Funds and Target Portfolio Trust are distributed by Prudential Investment Management Services LLC, Newark, NJ, a Prudential Financial company and member SIPC. Prudential Investments®, Prudential, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

June 15, 2011

Dear TARGET Shareholder:

We hope you find the semiannual report for The TARGET Portfolio Trust informative and useful. Today many investors are asking where they can find new growth opportunities. Whether you are looking for capital growth, current income, or a combination of both, the TARGET portfolios feature a wide range of strategies to suit a variety of investment needs.

TARGET is founded upon the belief that investment management talent is dispersed across a variety of firms and can be systematically identified through research. The managers for each portfolio are carefully chosen from among the leading institutional money managers and are monitored by your team of experienced investment management analysts. Of course, the future performance of the TARGET portfolios cannot be guaranteed.

Your selections among the TARGET portfolios can evolve as your needs change. Your financial professional can help you stay informed of important developments and assist you in determining whether you need to modify your investments.

Thank you for your continued confidence.

Sincerely,

Judy A. Rice, President

The TARGET Portfolio Trust

THE TARGET PORTFOLIO TRUST	1

Equity Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

Large Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.57%; Class T, 0.82%. Net operating expenses: Class R, 1.32%; Class T, 0.82%, after contractual reduction through 2/29/2012.

Large Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.57%; Class T, 0.82%. Net operating expenses: Class R, 1.32%; Class T, 0.82%, after contractual reduction through 2/29/2012.

Small Capitalization Growth Portfolio:

Gross operating expenses: Class R, 1.66%; Class T, 0.91%. Net operating expenses: Class R, 1.41%; Class T, 0.91%, after contractual reduction through 2/29/2012.

Small Capitalization Value Portfolio:

Gross operating expenses: Class R, 1.45%; Class T, 0.70%. Net operating expenses: Class R, 1.20%; Class T, 0.70%, after contractual reduction through 2/29/2012.

International Equity Portfolio:

Gross operating expenses: Class Q, 0.87%; Class R, 1.69%; Class T, 0.94%. Net operating expenses: Class Q, 0.87%; Class R, 1.44%; Class T, 0.94%, after contractual reduction through 2/29/2012.

Equity Portfolios
	Cumulative Total Returns as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)	14.18%	17.88%	N/A	N/A	12.64% (8/22/06)
Large Capitalization Growth Portfolio (Class T)	14.47	18.43	9.43%	0.04%	—
S&P 500 Index	16.35	17.24	15.67	32.12	—
Russell 1000 Growth Index	16.96	20.87	27.97	23.19	—
Lipper Large-Cap Growth Funds Avg.	15.13	18.35	19.06	20.72	—

2	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Large Capitalization Growth Portfolio (Class R)		16.15%	N/A	N/A	2.00% (8/22/06)
Large Capitalization Growth Portfolio (Class T)		16.62	1.30%	1.02%	—
S&P 500 Index		15.66	2.63	3.29	—
Russell 1000 Growth Index		18.26	4.34	2.99	—
Lipper Large-Cap Growth Funds Avg.		16.06	2.91	2.47	—

	Cumulative Total Returns as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)	14.33%	11.57%	N/A	N/A	–8.05% (8/22/06)
Large Capitalization Value Portfolio (Class T)	14.54	12.13	–5.29%	49.69%	—
S&P 500 Index	16.35	17.24	15.67	32.12	—
Russell 1000 Value Index	17.29	15.24	7.20	52.49	—
Lipper Large-Cap Value Funds Avg.	16.48	14.48	6.20	40.05	—

		Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Large Capitalization Value Portfolio (Class R)		10.60%	N/A	N/A	–2.31% (8/22/06)
Large Capitalization Value Portfolio (Class T)		11.15	–1.08%	4.41%	—
S&P 500 Index		15.66	2.63	3.29	—
Russell 1000 Value Index		15.15	1.38	4.53	—
Lipper Large-Cap Value Funds Avg.		12.97	1.05	3.57	—

	Cumulative Total Returns as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)	27.23%	29.37%	N/A	N/A	11.32% (8/22/06)
Small Capitalization Growth Portfolio (Class T)	27.64	30.02	0.34%	4.95%	—
Russell 2000 Index	23.73	22.20	21.04	103.07	—
Russell 2000 Growth Index	27.07	30.29	28.47	72.31	—
Lipper Small-Cap Growth Funds Avg.	26.92	29.75	25.02	78.12	—

THE TARGET PORTFOLIO TRUST	3

Equity Portfolios’ Performance (continued)

		Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Small Capitalization Growth Portfolio (Class R)		28.34%	N/A	N/A	1.32% (8/22/06)
Small Capitalization Growth Portfolio (Class T)		28.96	–0.87%	1.15%	—
Russell 2000 Index		25.79	3.35	7.87	—
Russell 2000 Growth Index		31.04	4.34	6.44	—
Lipper Small-Cap Growth Funds Avg.		29.91	3.70	6.52	—

	Cumulative Total Returns as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)	21.42%	19.64%	N/A	N/A	35.77% (8/22/06)
Small Capitalization Value Portfolio (Class T)	21.75	20.23	33.59%	211.90%	—
Russell 2000 Index	23.73	22.20	21.04	103.07	—
Russell 2000 Value Index	20.31	14.57	13.15	130.10	—
Lipper Small-Cap Core Funds Avg.	22.90	22.02	20.46	122.01	—

		Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Small Capitalization Value Portfolio (Class R)		22.75%	N/A	N/A	6.34% (8/22/06)
Small Capitalization Value Portfolio (Class T)		23.41	5.78%	12.35%	—
Russell 2000 Index		25.79	3.35	7.87	—
Russell 2000 Value Index		20.63	2.23	9.01	—
Lipper Small-Cap Core Funds Avg.		25.20	3.33	8.67	—

	Cumulative Total Returns as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	N/A	N/A	N/A	N/A	6.05% (3/1/11)
International Equity Portfolio (Class R)	13.39%	21.50%	N/A	N/A	14.57 (8/22/06)
International Equity Portfolio (Class T)	13.68	22.10	15.58%	69.66%	—
MSCI EAFE ND Index	12.71	19.18	7.92	67.46	—
Lipper International Large-Cap Core Funds Avg.	12.45	19.68	6.07	57.57	—

4	THE TARGET PORTFOLIO TRUST

	Average Annual Total Returns as of 3/31/11
	One Year	Five Years	Ten Years	Since Inception
International Equity Portfolio (Class Q)	N/A	N/A	N/A	N/A (3/1/11)
International Equity Portfolio (Class R)	12.91%	N/A	N/A	1.67% (8/22/06)
International Equity Portfolio (Class T)	13.50	2.74%	5.39%	—
MSCI EAFE ND Index	10.42	1.30	5.39	—
Lipper International Large-Cap Core Funds Avg.	10.79	0.91	4.56	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Benchmark Definitions

Lipper International Large Cap Core Funds Average

Lipper International Large Cap Core funds invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to their large-cap-specific subset of the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Growth Funds Average

Lipper Large-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap growth funds have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Value Funds Average

Lipper Large-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap value funds typically have a below-average price-to-earnings ratio and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Small-Cap Growth Funds Average

Lipper Small-Cap Growth funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

THE TARGET PORTFOLIO TRUST	5

Equity Portfolios’ Performance (continued)

Lipper Small-Cap Core Funds Average

Lipper Small-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed.

Russell 1000 Growth Index

The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

Russell 1000 Value Index

The Russell 1000 Value Index is an unmanaged index which contains those securities in the Russell 1000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the stocks of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how the stock prices of smaller companies have performed.

Russell 2000 Growth Index

The Russell 2000 Growth Index is an unmanaged index which contains those securities in the Russell 2000 Index with an above-average growth orientation. Companies in this index generally have higher price-to-book and price-to-earnings ratios.

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

S&P 500 Index

The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.

6	THE TARGET PORTFOLIO TRUST

Benchmark Inception Returns

Large Capitalization Growth Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 15.46% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/11 is 2.53% for Class R. Russell 1000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 31.47% for Class R. Russell 1000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/11 is 5.39% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/11 is 25.38% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 4.29% for Class R.

Large Capitalization Value Portfolio—S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 15.46% for Class R. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/11 is 2.53% for Class R. Russell 1000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 4.93% for Class R. Russell 1000 Value Index Closest Month-End to Inception average annual total return as of 3/31/11 is 0.48% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/11 is 5.62% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 0.51% for Class R.

Small Capitalization Growth Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 27.92% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/11 is 4.92% for Class R. Russell 2000 Growth Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 41.53% for Class R. Russell 2000 Growth Index Closest Month-End to Inception average annual total return as of 3/31/11 is 7.04% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/11 is 39.27% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 6.46% for Class R.

Small Capitalization Value Portfolio—Russell 2000 Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 27.92% for Class R. Russell 2000 Index Closest Month-End to Inception average annual total return as of 3/31/11 is 4.92% for Class R. Russell 2000 Value Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 14.81% for Class R. Russell 2000 Value Index Month-End to Inception average annual total return as of 3/31/11 is 2.70% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/11 is 28.48% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 4.93% for Class R.

International Equity Portfolio—MSCI EAFE ND Index Closest Month-End to Inception cumulative total returns as of 4/30/11 are 3.60% for Class Q; 8.21% for Class R. MSCI EAFE ND Index Closest Month-End to Inception average annual total return as of 3/31/11 is 0.46% for Class R. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/11 are 4.23% for Class Q; 7.60% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 0.28% for Class R. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

The Lipper averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

THE TARGET PORTFOLIO TRUST	7

Fixed Income Portfolios’ Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudential.com or by calling (800) 225-1852.

Total Return Bond Portfolio:

Gross operating expenses: Class R, 1.39%; Class T, 0.64%. Net operating expenses: Class R, 1.14%; Class T, 0.64%, after contractual reduction through 2/29/2012.

Intermediate-Term Bond Portfolio:

Gross operating expenses: Class T, 0.64%. Net operating expenses: Class T, 0.64%.

Mortgage Backed Securities Portfolio:

Gross operating expenses: Class T, 0.99%. Net operating expenses: Class T, 0.99%.

	Cumulative Total Returns as of 4/30/11
	Six Months	One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)	–0.66%	4.93%	N/A	N/A	41.35% (8/22/06)
Total Return Bond Portfolio (Class T)	–0.49	5.33	48.85%	97.39%	—
Barclays Capital U.S. Aggregate Bond Index	0.02	5.36	35.93	74.77	—
Lipper Corporate Debt BBB-Rated Funds Avg.	2.04	8.24	36.52	87.18	—

		Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Ten Years	Since Inception
Total Return Bond Portfolio (Class R)		5.07%	N/A	N/A	7.54% (8/22/06)
Total Return Bond Portfolio (Class T)		5.47	8.04%	6.81%	—
Barclays Capital U.S. Aggregate Bond Index		5.12	6.03	5.56	—
Lipper Corporate Debt BBB-Rated Funds Avg.		8.15	5.95	6.06	—

		Cumulative Total Returns as of 4/30/11
		Six Months	One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)		0.31%	5.78%	47.02%	86.78%
Barclays Capital Int. Govt./Credit Bond Index		–0.47	4.91	33.25	68.30
Lipper Int. Inv.-Grade Debt Funds Avg.		0.78	6.16	33.24	68.63

8	THE TARGET PORTFOLIO TRUST

		Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Ten Years
Intermediate-Term Bond Portfolio (Class T)		5.45%	7.76%	6.23%
Barclays Capital Int. Govt./Credit Bond Index		4.63	5.68	5.20
Lipper Int. Inv.-Grade Debt Funds Avg.		6.14	5.52	5.11

	Cumulative Total Returns as of 4/30/11
	Six Months	One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)	1.84%	8.27%	43.17%	75.41%
Barclays Capital Mortgage-Backed Securities Index	0.95	4.89	38.35	75.15
Citigroup Mortgage-Backed Securities Index	0.97	5.09	38.72	76.06
Lipper U.S. Mortgage Funds Avg.	1.15	5.53	30.92	60.41

		Average Annual Total Returns as of 3/31/11
		One Year	Five Years	Ten Years
Mortgage Backed Securities Portfolio (Class T)		7.90%	7.12%	5.64%
Barclays Capital Mortgage-Backed Securities Index		4.37	6.48	5.66
Citigroup Mortgage-Backed Securities Index		4.53	6.53	5.71
Lipper U.S. Mortgage Funds Avg.		5.21	5.21	4.63

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

Total returns assume the reinvestment of all dividends and distributions, and take into account all charges and expenses applicable to an investment in each portfolio. Class R shares are subject to an annual distribution and service (12b-1) fee of up to 0.75%. Returns in the table do not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or following the redemption of portfolio shares.

Inception returns are provided for any share class with less than 10 calendar years of returns.

Investors cannot invest directly in an index. The returns for the benchmark indexes would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

Benchmark Definitions

Barclays Capital Intermediate Government/Credit Bond Index

The Barclays Capital Intermediate Government/Credit Bond Index is an unmanaged index of publicly traded U.S. government bonds and investment-grade corporate bonds with maturities of up to 10 years. It gives a broad indication of how intermediate-term bonds have performed.

THE TARGET PORTFOLIO TRUST	9

Fixed Income Portfolios’ Performance (continued)

Barclays Capital Mortgage-Backed Securities Index

The Barclays Capital Mortgage-Backed Securities Index is an unmanaged, market capitalization-weighted index of 15- and 30-year fixed-rate securities backed by GNMA, FNMA, and FHLMC mortgage pools, and balloon mortgages with fixed-rate coupons.

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies and by corporations with between one and 10 years remaining to maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed.

Citigroup Mortgage-Backed Securities Index

The Citigroup Mortgage-Backed Securities Index is an unmanaged index of 15- and 30-year mortgage-related securities issued by U.S. government agencies. Each of them gives a broad indication of how mortgage-backed securities have performed.

Lipper Corporate Debt BBB-Rated

Lipper Corporate Debt BBB-Rated funds invest primarily in corporate and government debt issues rated in the top four grades.

Lipper Intermediate Investment-Grade Debt

Lipper Intermediate Investment-Grade Debt funds invest primarily in investment-grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to 10 years.

Lipper U.S. Mortgage

Lipper U.S. Mortgage funds invest primarily in mortgages/securities issued or guaranteed as to principal and interest by the U.S. government and certain federal agencies.

Benchmark Inception Returns

Total Return Bond Portfolio—Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total return as of 4/30/11 is 31.95% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total return as of 3/31/11 is 5.94% for Class R. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/11 is 32.98% for Class R. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/11 is 5.95% for Class R.

The Lipper Averages represent returns based on an average of all funds in the respective Lipper categories for the periods noted. The returns for the Lipper averages would be lower if they reflected deductions for portfolio operating expenses, sales charges, or taxes.

10	THE TARGET PORTFOLIO TRUST

Fees and Expenses (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Trust expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2010, at the beginning of the period, and held through the six-month period ended April 30, 2011. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Trust’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Trust, that you own. You should consider the additional fees that were charged to your Trust account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per

THE TARGET PORTFOLIO TRUST	11

Fees and Expenses (continued)

year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Large Capitalization Growth Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,141.80	1.32%	$7.01
Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Class T
Actual	$1,000.00	$1,144.70	0.82%	$4.36
Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

Large Capitalization Value Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,143.30	1.32%	$7.01
Hypothetical	$1,000.00	$1,018.25	1.32%	$6.61
Class T
Actual	$1,000.00	$1,145.40	0.82%	$4.36
Hypothetical	$1,000.00	$1,020.73	0.82%	$4.11

12	THE TARGET PORTFOLIO TRUST

Small Capitalization Growth Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,272.30	1.41%	$7.94
Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Class T
Actual	$1,000.00	$1,276.40	0.91%	$5.14
Hypothetical	$1,000.00	$1,020.28	0.91%	$4.56

Small Capitalization Value Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$1,214.20	1.20%	$6.59
Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01
Class T
Actual	$1,000.00	$1,217.50	0.70%	$3.85
Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

International Equity Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class Q
Actual**	$1,000.00	$1,060.50	0.87%	$1.50
Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36
Class R
Actual	$1,000.00	$1,133.90	1.44%	$7.62
Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class T
Actual	$1,000.00	$1,136.80	0.94%	$4.98
Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

Total Return Bond Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class R
Actual	$1,000.00	$993.40	1.14%	$5.63
Hypothetical	$1,000.00	$1,019.14	1.14%	$5.71
Class T
Actual	$1,000.00	$995.10	0.64%	$3.17
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

THE TARGET PORTFOLIO TRUST	13

Fees and Expenses (continued)

Intermediate-Term Bond Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,003.10	0.64%	$3.18
Hypothetical	$1,000.00	$1,021.62	0.64%	$3.21

Mortgage Backed Securities Portfolio	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class T
Actual	$1,000.00	$1,018.40	0.99%	$4.95
Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2011, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2011 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using the 61 day period ended April 30, 2011 due to the Class’s inception date of March 1, 2011.

14	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2011 (Unaudited)	Large Capitalization Growth Portfolio

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.6%

	COMMON STOCKS—97.2%

	Aerospace & Defense—2.0%
5,080	Boeing Co. (The)	$405,282
31,838	General Dynamics Corp.	2,318,443
7,120	Goodrich Corp.	629,194
12,130	United Technologies Corp.	1,086,606

		4,439,525

	Agriculture—0.1%
3,910	Bunge Ltd. (Bermuda)	294,970

	Agriculture/Heavy Equipment—2.0%
65,106	Monsanto Co.	4,429,812

	Auto Parts and Equipment—0.6%
3,470	Borgwarner, Inc.*(a)	268,023
24,380	Johnson Controls, Inc.	999,824

		1,267,847

	Automobile Manufacturers—0.1%
8,020	General Motors Co.*	257,362

	Beverages—1.0%
13,980	Coca-Cola Co. (The)	943,091
22,635	Diageo PLC (United Kingdom)	460,504
10,111	Green Mountain Coffee Roasters, Inc.*(a)	677,033
2,322	Pernod-Ricard SA (France)	233,386

		2,314,014

	Broadcasting—0.1%
4,020	Discovery Communications, Inc. (Class A Stock)*(a)	177,925

	Business Services—0.5%
3,940	MasterCard, Inc. (Class A Stock)	1,087,007

	Chemicals—7.3%
5,560	Airgas, Inc.	386,142
9,200	Celanese Corp. (Class A Stock)	459,264
148,714	Dow Chemical Co. (The)	6,095,787
39,511	PPG Industries, Inc.	3,740,506
53,235	Praxair, Inc.	5,665,269

		16,346,968

	Clothing & Apparel—0.1%
6,000	Avon Products, Inc.	176,280

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	15

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks—2.6%
47,587	PNC Financial Services Group, Inc.	$2,966,573
5,510	SunTrust Banks, Inc.	155,327
106,874	U.S. Bancorp	2,759,487

		5,881,387

	Commercial Services—0.4%
12,960	Moody’s Corp.(a)	507,255
3,083	Sotheby’s	155,753
7,820	Verisk Analytics, Inc. (Class A Stock)*	257,278

		920,286

	Communication Equipment—0.2%
12,300	Juniper Networks, Inc.*	471,459

	Computer Hardware—6.0%
33,828	Apple, Inc.*	11,779,924
10,570	International Business Machines Corp.	1,803,031

		13,582,955

	Computer Services & Software—4.3%
25,760	Accenture PLC (Class A Stock) (Ireland)	1,471,669
28,182	Amazon.com, Inc.*(a)	5,537,763
11,060	Cognizant Technology Solutions Corp. (Class A Stock)*	916,874
11,881	salesforce.com, Inc.*	1,646,706

		9,573,012

	Computers & Peripherals—1.2%
97,530	EMC Corp.*	2,764,000

	Consumer Finance—0.2%
8,730	American Express Co.	428,468

	Cosmetics & Toiletries—0.9%
4,950	Colgate-Palmolive Co.	417,533
16,136	Lauder, (Estee) Cos., Inc. (The) (Class A Stock)	1,565,192

		1,982,725

	Distribution/Wholesale—0.4%
186,000	Li & Fung Ltd. (Bermuda)	950,806

	Diversified—0.1%
2,470	3M Co.(a)	240,109

	Diversified Financial Services—2.2%
12,090	Affiliated Managers Group, Inc.*	1,318,777
2,803	BlackRock, Inc.	549,220

See Notes to Financial Statements.

16	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Diversified Financial Services (continued)
651,440	Citigroup, Inc.*	$2,990,110

		4,858,107

	Electronic Components—0.7%
24,360	Thermo Fisher Scientific, Inc.*	1,461,356

	Electronics—1.4%
65,008	Agilent Technologies, Inc.*(a)	3,244,549

	Engineering/Construction—0.6%
19,500	Fluor Corp.	1,363,830

	Entertainment & Leisure—0.3%
14,110	Carnival Corp. (Panama)	537,168
4,200	Las Vegas Sands Corp.*	197,442

		734,610

	Environmental Services—0.2%
4,200	Stericycle, Inc.*	383,376

	Financial—Bank & Trust—0.1%
17,720	Charles Schwab Corp. (The)(a)	324,453

	Financial Services—1.9%
21,369	Goldman Sachs Group, Inc. (The)	3,226,933
17,560	JPMorgan Chase & Co.	801,263
3,926	Visa, Inc. (Class A Stock)	306,699

		4,334,895

	Food—0.1%
3,360	Whole Foods Market, Inc.	210,874

	Hand/Machine Tools—0.2%
6,710	Stanley Black & Decker, Inc.	487,482

	Healthcare Products—0.6%
13,980	Covidien PLC (Ireland)	778,546
4,050	Gen-Probe, Inc.*	335,826
1,970	IDEXX Laboratories, Inc.*	160,417

		1,274,789

	Healthcare Services—0.2%
6,490	WellPoint, Inc.	498,367

	Holding Companies—Diversified—0.2%
2,022	LVMH Moet Hennessy Louis Vuitton SA (France)	363,130

	Hotels, Restaurants & Leisure—2.3%
32,728	McDonald’s Corp.	2,562,930
18,027	Wynn Resorts Ltd.	2,652,673

		5,215,603

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	17

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Internet—2.6%
36,295	Baidu, Inc., ADR (Cayman Islands)*	$5,390,533
8,421	Youku.com, Inc., ADR (Cayman Islands)*(a)	497,850

		5,888,383

	Internet Software & Services—8.3%
10,626	F5 Networks, Inc.*	1,077,051
4,200	Google, Inc. (Class A Stock)*	2,285,220
246,701	Oracle Corp.	8,893,571
11,055	priceline.com, Inc.*	6,047,196
7,760	VeriSign, Inc.	286,810

		18,589,848

	Investment Company—0.8%
2,019,000	Hutchison Port Holdings Trust (Singapore)*	1,857,480

	Machinery & Equipment—2.4%
15,247	Cummins, Inc.	1,832,384
1,780	Joy Global, Inc.	179,691
37,961	Rockwell Automation, Inc.	3,307,542

		5,319,617

	Media—3.5%
12,850	Comcast Corp. (Special Class A Stock)	315,468
15,320	DIRECTV (Class A Stock)*	744,399
7,920	Time Warner Cable, Inc.	618,790
99,725	Time Warner, Inc.	3,775,588
22,490	Viacom, Inc. (Class B Stock)	1,150,588
32,040	Walt Disney Co. (The)	1,380,924

		7,985,757

	Medical Supplies & Equipment—0.2%
9,160	Medtronic, Inc.	382,430

	Metals & Mining—3.0%
41,949	Freeport-McMoRan Copper & Gold, Inc.	2,308,453
24,437	Precision Castparts Corp.	3,776,005
11,730	Teck Resources Ltd. (Class B Stock) (Canada)	636,353

		6,720,811

	Miscellaneous Manufacturers—4.2%
96,169	Danaher Corp.	5,312,376
56,099	Eaton Corp.	3,002,979
19,910	Honeywell International, Inc.	1,219,089

		9,534,444

See Notes to Financial Statements.

18	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil & Gas Services—2.2%
20,990	Cameron International Corp.*	$1,106,593
2,890	FMC Technologies, Inc.*	134,327
7,150	National Oilwell Varco, Inc.	548,334
27,474	Occidental Petroleum Corp.	3,140,003

		4,929,257

	Oil, Gas & Consumable Fuels—7.4%
43,108	Anadarko Petroleum Corp.	3,402,946
7,090	Apache Corp.	945,593
14,268	Continental Resources, Inc.*(a)	979,926
31,013	EOG Resources, Inc.	3,501,678
94,226	Halliburton Co.	4,756,528
10,200	Noble Energy, Inc.	981,954
17,750	Schlumberger Ltd. (Netherlands)	1,593,062
10,110	Southwestern Energy Co.*	443,425

		16,605,112

	Pharmaceuticals—2.2%
13,560	Abbott Laboratories	705,662
5,540	Allergan, Inc.	440,762
20,020	AmerisourceBergen Corp.(a)	813,613
28,738	Mead Johnson Nutrition Co.	1,921,998
9,620	Medco Health Solutions, Inc.*	570,755
13,310	Teva Pharmaceutical Industries Ltd., ADR (Israel)	608,666

		5,061,456

	Pipelines—0.1%
6,580	Kinder Morgan, Inc.	188,056

	Retail—2.0%
14,570	Costco Wholesale Corp.	1,179,005
3,023	Industria de Diseno Textil SA (Spain)	271,069
2,740	Phillips-Van Heusen Corp.	192,923
77,792	Starbucks Corp.	2,815,293

		4,458,290

	Retail & Merchandising—7.0%
9,520	Abercrombie & Fitch Co. (Class A Stock)	674,016
481,332	Cie Financiere Richemont SA, ADR (Switzerland)	3,090,152
21,100	Kohl’s Corp.	1,112,181
30,230	Lowe’s Cos., Inc.	793,538
13,800	Target Corp.	677,580
44,380	Tiffany & Co.	3,081,747
64,815	TJX Cos., Inc. (The)	3,475,380
6,620	Urban Outfitters, Inc.*	208,265
16,370	Walgreen Co.	699,326
37,736	Yum! Brands, Inc.	2,024,159

		15,836,344

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	19

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Semiconductors—0.7%
44,618	Advanced Micro Devices, Inc.*(a)	$406,024
21,070	ASML Holding NV (Netherlands)	879,883
10,990	Broadcom Corp. (Class A Stock)	386,628

		1,672,535

	Software—2.1%
17,650	Autodesk, Inc.*	793,897
3,920	Cerner Corp.*(a)	471,106
20,010	Check Point Software Technologies Ltd. (Israel)*(a)	1,099,149
12,930	Intuit, Inc.*	718,391
10,170	MSCI, Inc. (Class A Stock)*	360,730
21,140	Nuance Communications, Inc.*(a)	437,598
9,800	Red Hat, Inc.*	465,206
8,110	VeriFone Systems, Inc.*(a)	444,590

		4,790,667

	Telecommunications—2.4%
19,645	Acme Packet, Inc.*	1,622,873
32,790	American Tower Corp. (Class A Stock)*	1,715,245
23,780	Cisco Systems, Inc.	417,577
11,140	Corning, Inc.	233,271
25,283	QUALCOMM, Inc.	1,437,086

		5,426,052

	Textiles, Apparel & Luxury Goods—1.8%
49,487	NIKE, Inc. (Class B Stock)(a)	4,073,770

	Tobacco—0.3%
11,170	Philip Morris International, Inc.	775,645

	Transportation—2.8%
6,460	CSX Corp.	508,337
13,240	Expeditors International of Washington, Inc.	718,535
3,790	FedEx Corp.	362,589
11,110	Kansas City Southern*	645,602
39,914	Union Pacific Corp.	4,129,902

		6,364,965

	Utilities—0.1%
1,720	First Solar, Inc.*(a)	240,060

	TOTAL COMMON STOCKS (cost $155,753,354)	219,043,317

See Notes to Financial Statements.

20	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	PREFERRED STOCKS—1.4%

	Commercial Banks—1.0%
92,600	Itau Unibanco Holding SA, (PRFC), ADR (Brazil)	$2,199,250

	Financial—Bank & Trust—0.4%
35,375	Wells Fargo & Co., Series J, 8.00%*	1,021,984

	TOTAL PREFERRED STOCKS (cost $2,775,847)	3,221,234

	TOTAL LONG-TERM INVESTMENTS (cost $158,529,201)	222,264,551

	SHORT-TERM INVESTMENT—5.9%

	AFFILIATED MONEY MARKET MUTUAL FUND
13,342,210	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $13,342,210; includes $12,792,422 of cash collateral for securities on loan)(b)(w)	13,342,210

	TOTAL INVESTMENTS—104.5% (cost $171,871,411; Note 5)	235,606,761
	Liabilities in excess of other assets—(4.5)%	(10,217,077)

	NET ASSETS—100%	$225,389,684

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $12,515,196; cash collateral of $12,792,422 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$219,043,317	$—	$—
Preferred Stocks	3,221,234	—	—
Affiliated Money Market Mutual Fund	13,342,210	—	—

Total	$235,606,761	$—	$—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	21

Large Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Internet Software & Services	8.3%
Oil, Gas & Consumable Fuels	7.4
Chemicals	7.3
Retail & Merchandising	7.0
Computer Hardware	6.0
Affiliated Money Market Mutual Fund (5.7% represents investments purchased with collateral from securities on loan)	5.9
Computer Services & Software	4.3
Miscellaneous Manufacturers	4.2
Commercial Banks	3.6
Media	3.5
Metals & Mining	3.0
Transportation	2.8
Internet	2.6
Telecommunications	2.4
Machinery & Equipment	2.4
Hotels, Restaurants & Leisure	2.3
Pharmaceuticals	2.2
Oil & Gas Services	2.2
Diversified Financial Services	2.2
Software	2.1
Retail	2.0
Aerospace & Defense	2.0
Agriculture/Heavy Equipment	2.0
Financial Services	1.9
Textiles, Apparel & Luxury Goods	1.8
Electronics	1.4
Computers & Peripherals	1.2
Beverages	1.0
Cosmetics & Toiletries	0.9
Investment Companies	0.8
Semiconductors	0.7
Electronic Components	0.7
Engineering/Construction	0.6
Healthcare Products	0.6
Auto Parts and Equipment	0.6
Financial—Bank & Trust	0.5
Business Services	0.5
Distribution/Wholesale	0.4
Commercial Services	0.4
Tobacco	0.3
Entertainment & Leisure	0.3
Healthcare Services	0.2
Hand/Machine Tools	0.2
Communication Equipment	0.2

See Notes to Financial Statements.

22	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Consumer Finance	0.2%
Environmental Services	0.2
Medical Supplies & Equipment	0.2
Holding Companies—Diversified	0.2
Agriculture	0.1
Automobile Manufacturers	0.1
Diversified	0.1
Utilities	0.1
Food	0.1
Pipelines	0.1
Broadcasting	0.1
Clothing & Apparel	0.1

104.5
Liabilities in excess of other assets	(4.5)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	23

Large Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.8%

	COMMON STOCKS

	Aerospace & Defense—4.5%
9,709	Boeing Co. (The)	$774,584
15,200	Embraer SA, ADR (Brazil)	493,696
17,965	General Dynamics Corp.	1,308,211
6,333	Huntington Ingalls Industries, Inc.*	253,320
35,158	Lockheed Martin Corp.	2,786,272
37,200	Northrop Grumman Corp.(a)	2,366,292
21,843	United Technologies Corp.	1,956,696

		9,939,071

	Air Freight & Logistics—0.2%
5,000	FedEx Corp.	478,350

	Automobile—0.3%
14,900	Harley-Davidson, Inc.	555,174

	Beverages—1.0%
21,600	Molson Coors Brewing Co. (Class B Stock)(a)	1,053,000
17,847	PepsiCo, Inc.	1,229,480

		2,282,480

	Biotechnology—0.6%
22,664	Amgen, Inc.*	1,288,448

	Capital Markets—1.9%
19,652	Goldman Sachs Group, Inc. (The)	2,967,649
21,300	Morgan Stanley	556,995
12,500	State Street Corp.	581,875

		4,106,519

	Chemicals—1.5%
7,585	Air Products & Chemicals, Inc.	724,519
8,897	BASF SE, ADR (Germany)	916,035
23,100	Celanese Corp. (Class A Stock)	1,153,152
6,500	PPG Industries, Inc.	615,355

		3,409,061

	Commercial Banks—6.6%
59,460	Fifth Third Bancorp	789,034
15,521	HSBC Holdings PLC, ADR (United Kingdom)	845,429
89,133	KeyCorp	772,783
62,397	PNC Financial Services Group, Inc.	3,889,829
70,300	Regions Financial Corp.	516,002
26,716	SunTrust Banks, Inc.	753,124

See Notes to Financial Statements.

24	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Banks (continued)
40,122	U.S. Bancorp	$1,035,950
209,647	Wells Fargo & Co.	6,102,824

		14,704,975

	Commercial Services—0.3%
14,944	Waste Management, Inc.	589,690

	Computer Services & Software—0.6%
23,351	Accenture PLC (Class A Stock) (Ireland)	1,334,043

	Computers—0.4%
2,234	Apple, Inc.*	777,946

	Computers & Peripherals—1.2%
63,500	Hewlett-Packard Co.	2,563,495

	Consumer Finance—0.4%
16,500	Capital One Financial Corp.(a)	903,045

	Diversified Financial Services—6.9%
29,519	American Express Co.	1,448,793
325,815	Bank of America Corp.	4,001,008
726,121	Citigroup, Inc.*	3,332,895
143,687	JPMorgan Chase & Co.	6,556,438

		15,339,134

	Diversified Telecommunication Services—2.9%
90,962	AT&T, Inc.	2,830,738
23,200	CenturyLink, Inc.	946,096
70,617	Verizon Communications, Inc.	2,667,910

		6,444,744

	Electric Utilities—4.1%
58,330	American Electric Power Co., Inc.	2,127,878
72,400	Edison International	2,843,148
54,900	Exelon Corp.	2,314,035
11,972	PG&E Corp.	551,670
41,023	PPL Corp.	1,125,261

		8,961,992

	Electronic Components & Equipment—0.3%
12,086	Thermo Fisher Scientific, Inc.*	725,039

	Electronic Equipment, Instrument & Components—0.5%
28,025	TE Connectivity Ltd. (Switzerland)	1,004,696

	Energy Equipment & Services—1.1%
16,200	Diamond Offshore Drilling, Inc.	1,229,094
20,040	Sempra Energy	1,104,204

		2,333,298

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	25

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Financial Services—0.4%
12,754	Ameriprise Financial, Inc.	$791,513

	Food & Staples Retailing—4.1%
103,573	CVS Caremark Corp.	3,753,486
70,100	Safeway, Inc.(a)	1,704,131
64,077	Wal-Mart Stores, Inc.	3,522,953

		8,980,570

	Food Products—1.9%
24,700	ConAgra Foods, Inc.	603,915
41,108	Kraft Foods, Inc. (Class A Stock)	1,380,407
22,235	Nestle SA, ADR (Switzerland)(a)	1,383,017
26,781	Unilever NV (Netherlands)	883,773

		4,251,112

	Healthcare Equipment & Supplies—0.2%
12,000	Medtronic, Inc.	501,000

	Healthcare Products—0.5%
19,945	Covidien PLC (Ireland)	1,110,737

	Healthcare Providers & Services—1.4%
14,400	CIGNA Corp.	674,352
35,636	UnitedHealth Group, Inc.	1,754,360
10,141	WellPoint, Inc.	778,728

		3,207,440

	Hotels, Restaurants & Leisure—1.4%
22,285	Carnival Corp. (Panama)	848,390
29,543	McDonald’s Corp.	2,313,512

		3,161,902

	Household Products—0.5%
16,700	Kimberly-Clark Corp.	1,103,202

	Industrial Conglomerates—1.7%
159,175	General Electric Co.	3,255,129
10,825	Tyco International Ltd. (Switzerland)	527,610

		3,782,739

	Insurance—7.2%
7,857	ACE Ltd. (Switzerland)	528,383
27,587	Aflac, Inc.	1,550,114
94,000	Allstate Corp. (The)	3,180,960
65,700	Genworth Financial, Inc. (Class A Stock)*	800,883
42,421	Lincoln National Corp.	1,324,808

See Notes to Financial Statements.

26	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Insurance (continued)
14,900	Loews Corp.	$659,474
21,400	Marsh & McLennan Cos., Inc.	647,992
84,510	MetLife, Inc.	3,954,223
20,100	Travelers Cos., Inc. (The)	1,271,928
10,900	Unum Group	288,632
70,039	XL Group PLC (Ireland)	1,710,352

		15,917,749

	IT Services—1.5%
18,879	International Business Machines Corp.	3,220,380

	Machinery—0.6%
13,500	PACCAR, Inc.	716,985
6,300	Parker Hannifin Corp.	594,216

		1,311,201

	Media—2.6%
28,200	CBS Corp. (Class B Stock)	711,204
32,572	Comcast Corp. (Class A Stock)	854,689
53,100	Comcast Corp. (Special Class A Stock)	1,303,605
12,137	Time Warner Cable, Inc.	948,264
29,400	Time Warner, Inc.	1,113,084
21,239	Walt Disney Co. (The)	915,401

		5,846,247

	Metals & Mining—3.7%
14,759	Alpha Natural Resources, Inc.*(a)	858,531
17,347	BHP Billiton Ltd., ADR (Australia)(a)	1,756,210
51,023	Freeport-McMoRan Copper & Gold, Inc.	2,807,796
39,526	Peabody Energy Corp.	2,641,127
1,396	United States Steel Corp.(a)	66,603

		8,130,267

	Miscellaneous Manufacturers—0.7%
25,691	Illinois Tool Works, Inc.	1,500,611

	Multi-Utilities—1.4%
15,500	Dominion Resources, Inc.	719,510
77,193	Public Service Enterprise Group, Inc.	2,483,299

		3,202,809

	Multiline Retail—1.1%
41,100	J.C. Penney Co., Inc.	1,580,295
16,462	Kohl’s Corp.	867,712

		2,448,007

	Office Electronics—0.4%
95,200	Xerox Corp.	960,568

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	27

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Oil, Gas & Consumable Fuels—12.4%
29,155	Apache Corp.	$3,888,403
35,900	Chesapeake Energy Corp.	1,208,753
22,500	Chevron Corp.	2,462,400
88,729	ConocoPhillips	7,003,380
27,267	Exxon Mobil Corp.	2,399,496
25,100	Hess Corp.	2,157,596
22,900	Marathon Oil Corp.	1,237,516
26,111	Occidental Petroleum Corp.	2,984,226
32,500	Royal Dutch Shell PLC (Class B Stock), ADR (United Kingdom)(a)	2,546,700
14,400	Total SA, ADR (France)(a)	924,912
18,300	Valero Energy Corp.(a)	517,890

		27,331,272

	Pharmaceuticals—8.9%
35,920	Abbott Laboratories	1,869,277
69,900	Eli Lilly & Co.	2,586,999
74,027	Johnson & Johnson	4,865,055
108,372	Merck & Co., Inc.	3,895,973
19,500	Novartis AG, ADR (Switzerland)	1,153,815
258,128	Pfizer, Inc.	5,410,363

		19,781,482

	Railroads—0.8%
17,575	Union Pacific Corp.	1,818,485

	Real Estate Investment Trusts—2.0%
92,500	Annaly Capital Management, Inc.(a)	1,650,200
6,017	AvalonBay Communities, Inc.	761,812
7,336	Boston Properties, Inc.	766,832
11,644	Simon Property Group, Inc.(a)	1,333,704

		4,512,548

	Retail & Merchandising—1.1%
22,233	Target Corp.	1,091,640
26,397	TJX Cos., Inc. (The)(a)	1,415,407

		2,507,047

	Semiconductors & Semiconductor Equipment—0.3%
26,600	Intel Corp.	616,854

	Software—3.1%
73,258	CA, Inc.	1,801,414
140,020	Microsoft Corp.	3,643,321
38,561	Oracle Corp.	1,390,124

		6,834,859

See Notes to Financial Statements.

28	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Specialty Retail—1.0%
64,700	Gap, Inc. (The)(a)	$1,503,628
19,811	Home Depot, Inc. (The)(a)	735,781

		2,239,409

	Textiles, Apparel & Luxury Goods—0.1%
9,800	Jones Group, Inc. (The)	133,574

	Tobacco—1.1%
45,000	Altria Group, Inc.	1,207,800
19,267	Philip Morris International, Inc.	1,337,900

		2,545,700

	Wireless Telecommunication Services—1.4%
105,901	Vodafone Group PLC, ADR (United Kingdom)	3,083,837

	TOTAL LONG-TERM INVESTMENTS (cost $168,566,887)	218,574,321

	SHORT-TERM INVESTMENT—9.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
21,033,992	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $21,033,992; includes $20,068,050 of cash collateral for securities on loan)(b)(w)	21,033,992

	TOTAL INVESTMENTS—108.3% (cost $189,600,879; Note 5)	239,608,313
	Liabilities in excess of other assets—(8.3)%	(18,369,686)

	NET ASSETS—100%	$221,238,627

The following abbreviation is used in the Portfolio descriptions:

ADR—American	Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $19,566,673; cash collateral of $20,068,050 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	29

Large Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$218,574,321	$—	$—
Affiliated Money Market Mutual Fund	21,033,992	—	—

Total	$239,608,313	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Oil, Gas & Consumable Fuels	12.4%
Affiliated Money Market Mutual Fund (9.1% represents investments purchased with collateral from securities on loan)	9.5
Pharmaceuticals	8.9
Insurance	7.2
Diversified Financial Services	6.9
Commercial Banks	6.6
Aerospace & Defense	4.5
Food & Staples Retailing	4.1
Electric Utilities	4.1
Metals & Mining	3.7
Software	3.1
Diversified Telecommunication Services	2.9
Media	2.6
Real Estate Investment Trusts	2.0
Food Products	1.9
Capital Markets	1.9
Industrial Conglomerates	1.7
Chemicals	1.5
IT Services	1.5
Healthcare Providers & Services	1.4
Multi-Utilities	1.4
Hotels, Restaurants & Leisure	1.4
Wireless Telecommunication Services	1.4
Computers & Peripherals	1.2
Tobacco	1.1
Retail & Merchandising	1.1
Multiline Retail	1.1
Energy Equipment & Services	1.1
Beverages	1.0
Specialty Retail	1.0
Railroads	0.8
Miscellaneous Manufacturers	0.7
Computer Services & Software	0.6
Machinery	0.6
Biotechnology	0.6
Healthcare Products	0.5

See Notes to Financial Statements.

30	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Household Products	0.5%
Electronic Equipment, Instrument & Components	0.5
Office Electronics	0.4
Consumer Finance	0.4
Financial Services	0.4
Computers	0.4
Electronic Components & Equipment	0.3
Semiconductors & Semiconductor Equipment	0.3
Commercial Services	0.3
Automobile	0.3
Healthcare Equipment & Supplies	0.2
Air Freight & Logistics	0.2
Textiles, Apparel & Luxury Goods	0.1

108.3
Liabilities in excess of other assets	(8.3)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	31

Small Capitalization Growth Portfolio	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—99.4%

	COMMON STOCKS

	Aerospace/Defense—1.1%
14,352	Triumph Group, Inc.(a)	$1,235,994

	Airlines—0.8%
152,289	JetBlue Airways Corp.*(a)	861,956

	Automotive Parts—5.0%
118,404	American Axle & Manufacturing Holdings, Inc.*(a)	1,515,571
76,072	Meritor, Inc.*(a)	1,309,199
34,281	WABCO Holdings, Inc.*	2,531,652

		5,356,422

	Biotechnology—1.2%
13,393	Regeneron Pharmaceuticals, Inc.*	684,516
33,727	Seattle Genetics, Inc.*(a)	560,206

		1,244,722

	Building Materials—1.2%
31,821	Texas Industries, Inc.(a)	1,341,892

	Chemicals—2.9%
105,499	Huntsman Corp.	2,199,654
25,969	Intrepid Potash, Inc.*(a)	889,698

		3,089,352

	Coal—0.5%
25,838	Cloud Peak Energy, Inc.*	537,947

	Commercial Banks—0.5%
11,685	UMB Financial Corp.	492,055

	Commercial Services—7.4%
21,102	Acacia Research—Acacia Technologies*	867,503
73,295	Geo Group, Inc. (The)*	1,955,511
27,859	Monster Worldwide, Inc.*(a)	457,166
24,967	PAREXEL International Corp.*(a)	693,084
16,317	Sotheby’s	824,335
46,019	SuccessFactors, Inc.*(a)	1,595,479
48,920	Waste Connections, Inc.	1,505,268

		7,898,346

	Computer Hardware—1.2%
66,344	Radiant Systems, Inc.*	1,321,573

	Computer Services & Software—4.0%
27,433	ANSYS, Inc.*	1,516,771

See Notes to Financial Statements.

32	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Services & Software (continued)
33,880	Fortinet, Inc.*(a)	$1,649,956
31,086	Riverbed Technology, Inc.*	1,092,362

		4,259,089

	Diversified Financial Services—1.5%
39,651	Duff & Phelps Corp. (Class A Stock)	610,229
42,246	Janus Capital Group, Inc.	514,134
28,252	optionsXpress Holdings, Inc.	520,967

		1,645,330

	Electronic Components—5.3%
28,458	Coherent, Inc.*	1,778,910
34,567	Gentex Corp.	1,083,676
16,787	OYO Geospace Corp.*	1,565,891
46,828	Universal Electronics, Inc.*	1,296,667

		5,725,144

	Electronic Components & Equipment—2.9%
104,124	GrafTech International Ltd.*	2,415,677
13,497	Universal Display Corp.*(a)	741,525

		3,157,202

	Entertainment & Leisure—3.7%
36,610	Bally Technologies, Inc.*	1,427,424
62,862	Pinnacle Entertainment, Inc.*(a)	872,524
153,576	Shuffle Master, Inc.*	1,678,586

		3,978,534

	Food—2.1%
52,713	Fresh Market, Inc. (The)*(a)	2,204,458

	Hand/Machine Tools—1.4%
19,927	Regal-Beloit Corp.(a)	1,510,267

	Healthcare Services—2.1%
37,205	Centene Corp.*	1,347,937
38,254	ICON PLC, ADR (Ireland)*	939,518

		2,287,455

	Home Furnishings—1.8%
42,748	DTS, Inc.*	1,883,477

	Hotels & Motels—0.6%
53,883	Orient-Express Hotels Ltd. (Class A Stock) (Bermuda)*	661,144

	Internet Services—3.2%
90,939	Sapient Corp.*	1,148,105
75,774	TIBCO Software, Inc.*	2,272,462

		3,420,567

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	33

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Medical Supplies & Equipment—8.1%
34,700	ArthroCare Corp.*	$1,225,951
66,415	Bruker Corp.*	1,311,032
26,725	Cepheid, Inc.*(a)	863,485
44,379	Delcath Systems, Inc.*(a)	313,759
20,168	Quality Systems, Inc.(a)	1,809,473
28,282	Sirona Dental Systems, Inc.*	1,614,054
51,653	Thoratec Corp.*(a)	1,585,747

		8,723,501

	Metal Fabricate/Hardware—1.4%
47,525	RTI International Metals, Inc.*(a)	1,517,949

	Metals & Mining—1.7%
32,468	Northwest Pipe Co.*	781,180
51,209	Titanium Metals Corp.*	1,025,716

		1,806,896

	Oil & Gas Services—1.6%
54,628	Oasis Petroleum, Inc.*	1,678,718

	Oil, Gas & Consumable Fuels—3.8%
44,184	Lufkin Industries, Inc.	4,079,509

	Pharmaceuticals—3.8%
37,886	BioMarin Pharmaceutical, Inc.*(a)	1,018,755
21,831	Catalyst Health Solutions, Inc.*	1,300,254
8,281	Herbalife Ltd. (Cayman Islands)	743,468
25,617	Salix Pharmaceuticals Ltd.*	1,006,492

		4,068,969

	Real Estate Investment Trusts—1.2%
16,283	DuPont Fabros Technology, Inc.(a)	398,282
53,701	Redwood Trust, Inc.	850,087

		1,248,369

	Restaurants—2.4%
33,723	BJ’s Restaurants, Inc.*(a)	1,583,295
16,775	Buffalo Wild Wings, Inc.*(a)	1,024,952

		2,608,247

	Retail—7.8%
46,415	Cash America International, Inc.	2,202,392
49,484	Chico’s FAS, Inc.	723,951
73,144	Genesco, Inc.*	2,953,555
63,355	Vitamin Shoppe, Inc.*	2,472,112

		8,352,010

See Notes to Financial Statements.

34	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Retail & Merchandising—0.9%
19,206	Steven Madden Ltd.*	$1,020,799

	Semiconductors—4.4%
31,859	Netlogic Microsystems, Inc.*(a)	1,374,079
66,823	Teradyne, Inc.*(a)	1,075,850
25,935	Varian Semiconductor Equipment Associates, Inc.*	1,087,454
22,337	Veeco Instruments, Inc.*(a)	1,142,091

		4,679,474

	Software—6.8%
57,797	Allscripts Healthcare Solutions, Inc.*	1,244,947
125,970	Compuware Corp.*	1,427,240
35,766	Informatica Corp.*	2,003,254
33,414	MedAssets, Inc.*	535,292
37,483	Progress Software Corp.*(a)	1,111,371
31,001	QLIK Technologies, Inc.*	993,892

		7,315,996

	Telecommunications—2.5%
55,182	EMS Technologies, Inc.*	1,393,897
34,992	NICE Systems Ltd., ADR (Israel)*	1,334,245

		2,728,142

	Transportation—2.6%
24,225	Atlas Air Worldwide Holdings, Inc.*	1,669,345
22,603	Landstar System, Inc.	1,071,382

		2,740,727

	TOTAL LONG-TERM INVESTMENTS (cost $78,023,219)	106,682,232

	SHORT-TERM INVESTMENT—22.2%

	AFFILIATED MONEY MARKET MUTUAL FUND
23,855,207	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $23,855,207; includes $23,280,287 of cash collateral for securities on loan)(b)(w)	23,855,207

	TOTAL INVESTMENTS—121.6% (cost $101,878,426; Note 5)	130,537,439
	Liabilities in excess of other assets—(21.6)%	(23,214,333)

	NET ASSETS—100%	$107,323,106

The following abbreviation is used in the Portfolio descriptions:

ADR—American	Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,839,483; cash collateral of $23,280,287 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	35

Small Capitalization Growth Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$106,682,232	$—	$—
Affiliated Money Market Mutual Fund	23,855,207	—	—

Total	$130,537,439	$—	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (21.7% represents investments purchased with collateral from securities on loan)	22.2%
Medical Supplies & Equipment	8.1
Retail	7.8
Commercial Services	7.4
Software	6.8
Electronic Components	5.3
Automotive Parts	5.0
Semiconductors	4.4
Computer Services & Software	4.0
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	3.8
Entertainment & Leisure	3.7
Internet Services	3.2
Electronic Components & Equipment	2.9
Chemicals	2.9
Transportation	2.6
Telecommunications	2.5
Restaurants	2.4
Healthcare Services	2.1
Food	2.1
Home Furnishings	1.8
Metals & Mining	1.7
Oil & Gas Services	1.6

See Notes to Financial Statements.

36	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Diversified Financial Services	1.5%
Metal Fabricate/Hardware	1.4
Hand/Machine Tools	1.4
Building Materials	1.2
Computer Hardware	1.2
Real Estate Investment Trusts	1.2
Biotechnology	1.2
Aerospace/Defense	1.1
Retail & Merchandising	0.9
Airlines	0.8
Hotels & Motels	0.6
Coal	0.5
Commercial Banks	0.5

121.6
Liabilities in excess of other assets	(21.6)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	37

Small Capitalization Value Portfolio	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—94.6%

	COMMON STOCKS—94.3%

	Aerospace & Defense—3.1%
120,400	AAR Corp.	$3,135,216
39,600	Alliant Techsystems, Inc.	2,797,740
22,623	BE Aerospace, Inc.*	873,022
84,500	Curtiss-Wright Corp.	2,809,625
6,800	Ducommun, Inc.	154,700
48,500	Elbit Systems Ltd. (Israel)(a)	2,716,970
3,900	Esterline Technologies Corp.*	280,020
313,825	Hexcel Corp.*	6,756,652
9,300	Kratos Defense & Security Solutions, Inc.*	127,131
3,000	LMI Aerospace, Inc.*	60,150
91,775	Moog, Inc. (Class A Stock)*	4,049,113
107,689	Teledyne Technologies, Inc.*	5,437,218
23,919	Triumph Group, Inc.(a)	2,059,904

		31,257,461

	Airlines—0.4%
9,600	Alaska Air Group, Inc.*	632,352
23,700	Hawaiian Holdings, Inc.*(a)	138,645
5,500	Pinnacle Airlines Corp.*	29,975
43,900	Republic Airways Holdings, Inc.*	236,841
166,200	SkyWest, Inc.	2,747,286
2,000	United Continental Holdings, Inc.*(a)	45,640
32,100	US Airways Group, Inc.*(a)	291,789

		4,122,528

	Auto Components—0.4%
76,650	Tenneco, Inc.*	3,541,997

	Auto Parts and Equipment
7,200	Superior Industries International, Inc.	181,944

	Auto Related—0.2%
73,601	Cooper Tire & Rubber Co.	1,985,755

	Banks—1.5%
1,490	1st Source Corp.	31,618
2,000	Bank of the Ozarks, Inc.(a)	89,060
1,200	Camden National Corp.	41,460
65,270	Cardinal Financial Corp.	733,635
8,000	Cathay General Bancorp(a)	136,400
3,300	Chemical Financial Corp.	66,429
6,300	City Holding Co.	214,830
3,800	Columbia Banking System, Inc.	71,668
3,600	Community Bank System, Inc.	90,072

See Notes to Financial Statements.

38	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Banks (continued)
6,100	Community Trust Bancorp, Inc.	$172,630
4,400	Dime Community Bancshares, Inc.	68,024
5,200	East West Bancorp, Inc.	109,876
6,800	Financial Institutions, Inc.	115,600
59,809	First Financial Bancorp	985,652
17,400	First Niagara Financial Group, Inc.	250,560
38,962	Hancock Holding Co.(a)	1,272,499
26,076	IBERIABANK Corp.	1,564,821
6,200	Independent Bank Corp.(a)	181,722
3,300	Lakeland Financial Corp.	72,303
9,600	MainSource Financial Group, Inc.	92,448
5,100	Nara Bancorp, Inc.*	50,133
21,200	Oriental Financial Group, Inc. (Puerto Rico)	274,752
3,600	Peoples Bancorp, Inc.	49,068
28,000	Pinnacle Financial Partners, Inc.*	449,960
2,351	Republic Bancorp, Inc. (Class A Stock)	51,205
500	SCBT Financial Corp.	16,120
10,700	Sierra Bancorp	119,305
13,144	Signature Bank*(a)	765,112
1,900	Simmons First National Corp. (Class A Stock)	50,141
4,069	Southside Bancshares, Inc.	88,495
17,400	Southwest Bancorp, Inc.*	246,732
2,600	State Bancorp, Inc.	34,320
10,650	Sterling Bancshares, Inc.	94,679
87,877	TCF Financial Corp.	1,370,002
200	Trico Bancshares	3,262
112,800	United Bankshares, Inc.(a)	2,950,848
2,500	Washington Trust Bancorp, Inc.	58,575
4,200	WesBanco, Inc.	85,260
6,400	West Bancorp, Inc.(a)	49,856
22,800	West Coast Bancorp*	81,624
91,236	Whitney Holding Corp.	1,235,335
2,500	WSFS Financial Corp.	112,425

		14,598,516

	Beverages—0.2%
74,700	Embotelladora Andina SA, ADR (Class B Stock) (Chile)	2,154,348

	Biotechnology
9,400	Ariad Pharmaceuticals, Inc.*	80,370
2,200	Celera Corp.*	17,402
3,600	Emergent Biosolutions, Inc.*	83,556
5,200	Incyte Corp.*(a)	96,096
87,300	Lexicon Pharmaceuticals, Inc.*	146,664
3,600	Pacific Biosciences of California, Inc.*(a)	44,064
1,500	Transcept Pharmaceuticals, Inc.*	15,075

		483,227

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	39

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Building Materials
8,600	Interline Brands, Inc.*	$181,632
1,000	Trex Co., Inc.*(a)	32,080

		213,712

	Building Products—0.5%
44,875	A.O. Smith Corp.	1,973,154
46,350	Lennox International, Inc.	2,253,073
22,600	NCI Building Systems, Inc.*	279,788

		4,506,015

	Business Services—0.3%
2,400	ABM Industries, Inc.	58,368
64,500	URS Corp.*	2,886,375

		2,944,743

	Capital Markets—2.9%
276,775	Apollo Investment Corp.	3,279,784
279,025	Ares Capital Corp.	4,941,533
159,694	Federated Investors, Inc. (Class B Stock)(a)	4,116,911
146,700	Fifth Street Finance Corp.	1,955,511
128,200	Jefferies Group, Inc.	3,098,594
42,375	KBW, Inc.	962,760
207,475	Raymond James Financial, Inc.	7,780,312
81,800	Waddell & Reed Financial, Inc. (Class A Stock)	3,354,618

		29,490,023

	Chemicals—5.0%
7,800	Aceto Corp.	62,478
66,800	Cabot Corp.	2,995,980
20,924	Cytec Industries, Inc.	1,227,820
8,900	Fuller (H.B.) Co.	194,465
6,500	Georgia Gulf Corp.*	255,970
46,025	Huntsman Corp.	959,621
111,276	Innophos Holdings, Inc.	5,156,530
45,800	International Flavors & Fragrances, Inc.(a)	2,909,216
35,200	ION Geophysical Corp.*	444,928
7,300	Kraton Performance Polymers, Inc.*	336,968
25,000	Lubrizol Corp. (The)	3,363,000
104,500	Methanex Corp. (Canada)	3,373,260
1,600	Minerals Technologies, Inc.	108,800
17,500	NewMarket Corp.	3,225,600
2,600	Olin Corp.	66,924
43,770	OM Group, Inc.*	1,586,225
18,000	PolyOne Corp.	260,640

See Notes to Financial Statements.

40	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Chemicals (continued)
4,100	Rockwood Holdings, Inc.*	$232,634
51,800	RPM International, Inc.	1,217,300
3,500	Schulman, (A.), Inc.	88,620
164,975	Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	9,316,138
170,100	Sensient Technologies Corp.	6,445,089
59,350	Solutia, Inc.*	1,563,873
2,400	Spartech Corp.*	17,136
119,500	Valspar Corp. (The)	4,697,545

		50,106,760

	Clothing & Apparel—0.2%
55,545	G & K Services, Inc. (Class A Stock)	1,838,540
11,200	Iconix Brand Group, Inc.*	274,288
5,500	Maidenform Brands, Inc.*	174,130
2,900	Warnaco Group, Inc. (The)*	186,644

		2,473,602

	Commercial Banks—3.1%
400	American National Bankshares, Inc.	9,256
188,700	Associated Banc-Corp.	2,755,020
42,532	BancorpSouth, Inc.(a)	576,309
93,550	Bank of Hawaii Corp.	4,564,304
4,800	Citizens & Northern Corp.	82,416
1,100	CNB Financial Corp.	15,257
48,100	Cullen/Frost Bankers, Inc.	2,849,444
4,000	Enterprise Financial Services Corp.	59,600
500	First Bancorp, Inc.	7,425
10,400	First Busey Corp.	54,600
2,100	First Financial Corp.	67,536
95,347	First Horizon National Corp.	1,044,050
1,100	First of Long Island Corp. (The)	29,755
253,120	FirstMerit Corp.	4,422,006
1,200	German American Bancorp, Inc.	20,940
1,660	Hudson Valley Holding Corp.	37,533
2,000	Merchants Bancshares, Inc.	53,800
400	MidWestOne Financial Group, Inc.	5,876
154,971	National Penn Bancshares, Inc.	1,272,312
2,500	Orrstown Financial Services, Inc.	68,100
149,550	Prosperity Bancshares, Inc.(a)	6,856,867
2,100	S.Y. Bancorp, Inc.	52,437
17,200	Susquehanna Bancshares, Inc.	158,584
185,283	Trustmark Corp.	4,305,977
82,274	Zions Bancorp.(a)	2,011,599

		31,381,003

	Commercial Services—0.7%
3,000	FleetCor Technologies, Inc.*	112,530
2,400	Gartner, Inc.*	102,984

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	41

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Commercial Services (continued)
3,900	Korn/Ferry International*	$80,769
3,600	Mac-Gray Corp.	60,984
13,900	Metalico, Inc.*	88,126
149,500	Pharmaceutical Product Development, Inc.	4,612,075
4,300	ServiceSource International, Inc.*	53,750
19,600	Stewart Enterprises, Inc. (Class A Stock)	158,956
6,100	Team, Inc.*	152,195
2,200	TeleTech Holdings, Inc.*	43,714
66,093	TNS, Inc.*	1,085,908
1,500	Zipcar, Inc.*(a)	38,685

		6,590,676

	Commercial Services & Supplies—2.2%
112,900	Brink’s Co. (The)	3,726,829
34,200	Consolidated Graphics, Inc.*	1,920,330
140,225	Corrections Corp. of America*	3,490,200
162,200	Ennis, Inc.	3,029,896
65,300	KAR Auction Services, Inc.*	1,273,350
60,700	McGrath RentCorp	1,723,273
33,200	PHH Corp.*(a)	712,472
69,034	School Specialty, Inc.*(a)	1,022,393
55,800	UniFirst Corp.	2,888,208
84,180	Waste Connections, Inc.	2,590,219

		22,377,170

	Communication Equipment
5,500	Tekelec*	45,925

	Computer Hardware
7,500	Aspen Technology, Inc.*	112,425
17,900	CIBER, Inc.*	102,388
4,700	Mercury Computer Systems, Inc.*	90,757
1,980	Radisys Corp.*	17,444

		323,014

	Computer Services & Software—1.4%
250,651	Brocade Communications Systems, Inc.*	1,566,569
102,200	Global Payments, Inc.	5,441,128
6,500	Imation Corp.*	66,755
16,907	JDA Software Group, Inc.*	554,042
1,300	Mantech International Corp. (Class A Stock)*	57,057
2,700	NetScout Systems, Inc.*	69,093
67,047	Parametric Technology Corp.*	1,627,231
3,100	Quest Software, Inc.*	79,856
3,400	Semtech Corp.*	95,438

See Notes to Financial Statements.

42	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Computer Services & Software (continued)
6,200	SRA International, Inc. (Class A Stock)*	$192,138
5,900	SYNNEX Corp.*(a)	197,827
61,349	Synopsys, Inc.*	1,680,349
52,600	Take-Two Interactive Software, Inc.*(a)	851,068
3,100	Unisys Corp.*(a)	92,008
117,820	Xyratex Ltd. (Bermuda)*	1,202,942

		13,773,501

	Computers & Peripherals—0.7%
126,626	Diebold, Inc.(a)	4,279,959
148,150	QLogic Corp.*	2,663,737

		6,943,696

	Construction & Engineering—0.8%
20,700	EMCOR Group, Inc.*	641,079
81,000	KBR, Inc.	3,107,970
103,625	MasTec, Inc.*	2,350,215
57,850	MYR Group, Inc.*	1,442,201
83,046	Orion Marine Group, Inc.*	857,865

		8,399,330

	Consumer Finance—0.6%
510,700	Advance America Cash Advance Centers, Inc.	3,002,916
64,025	First Cash Financial Services, Inc.*	2,512,341

		5,515,257

	Consumer Products & Services—0.9%
58,113	Central Garden & Pet Co.*	567,764
51,798	Central Garden & Pet Co. (Class A Stock)*(a)	519,016
4,800	GP Strategies Corp.*	62,832
92,900	Helen of Troy Ltd. (Bermuda)*	2,891,048
1,393	Jarden Corp.	50,691
800	La-Z-Boy, Inc.*	9,408
16,500	Rent-A-Center, Inc.	502,425
65,346	Snap-on, Inc.	4,036,423

		8,639,607

	Containers & Packaging—2.1%
50,100	Graphic Packaging Holding Co.*	275,049
185,400	Packaging Corp of America	5,289,462
55,000	Rock-Tenn Co. (Class A Stock)(a)	3,798,850
194,425	Silgan Holdings, Inc.	8,916,330
71,600	Sonoco Products Co.	2,474,496

		20,754,187

	Distribution/Wholesale
4,100	Brightpoint, Inc.*	41,492
4,200	Core-Mark Holding Co., Inc.*(a)	140,742

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	43

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Distribution/Wholesale (continued)
2,100	United Stationers, Inc.	$151,326

		333,560

	Diversified Financial Services
5,200	Artio Global Investors, Inc.	85,436
4,201	CompuCredit Holdings Corp.*	17,896
33,600	Gleacher & Co., Inc.*	63,504
7,400	Imperial Holdings, Inc.*	73,556
21,200	LaBranche & Co., Inc.*	85,436
1,500	Marlin Business Services Corp.*	18,285
1,400	Oppenheimer Holdings, Inc. (Class A Stock)	42,994
4,100	Sanders Morris Harris Group, Inc.	35,383

		422,490

	Drugs & Healthcare—0.3%
53,300	Covance, Inc.*(a)	3,336,580

	Electric—0.3%
138,093	Great Plains Energy, Inc.	2,841,954

	Electric Utilities—1.5%
2,600	Central Vermont Public Service Corp.	60,866
2,100	Chesapeake Utilities Corp.	89,859
168,875	Cleco Corp.	5,927,512
93,875	El Paso Electric Co.*	2,908,248
31,282	IDACORP, Inc.	1,226,567
2,900	MGE Energy, Inc.	121,829
3,000	UIL Holdings Corp.	95,460
12,600	UniSource Energy Corp.	467,838
145,823	Westar Energy, Inc.(a)	3,967,844

		14,866,023

	Electrical Equipment—1.5%
5,500	Acuity Brands, Inc.	323,400
143,300	Belden, Inc.	5,449,699
122,400	EnerSys*	4,637,736
86,050	GrafTech International Ltd.*	1,996,360
4,900	Regal-Beloit Corp.(a)	371,371
44,050	Thomas & Betts Corp.*	2,553,578

		15,332,144

	Electronic Components—0.8%
6,300	Daktronics, Inc.	67,599
172,563	Digital River, Inc.*(a)	5,615,200
4,100	FEI Co.*	133,086

See Notes to Financial Statements.

44	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Electronic Components (continued)
102,882	Portland General Electric Co.	$2,567,935

		8,383,820

	Electronic Equipment & Instruments—0.1%
28,125	Tech Data Corp.*	1,494,281

	Electronic Equipment, Instrument & Components—0.6%
174,600	AVX Corp.	2,847,726
136,600	Jabil Circuit, Inc.	2,710,144

		5,557,870

	Electronics—1.8%
3,950	Benchmark Electronics, Inc.*	66,755
167,700	Checkpoint Systems, Inc.*	3,531,762
37,830	Coherent, Inc.*	2,364,753
900	DDi Corp.	8,649
168,900	FLIR Systems, Inc.(a)	5,948,658
62,534	Itron, Inc.*(a)	3,403,726
17,364	Littelfuse, Inc.	1,080,215
3,800	Spectrum Control, Inc.*	75,582
13,300	TTM Technologies, Inc.*	254,296
29,836	Watts Water Technologies, Inc. (Class A Stock)(a)	1,154,653

		17,889,049

	Energy—Alternate Sources
600	Gevo, Inc.*	11,610
15,600	Green Plains Renewable Energy, Inc.*(a)	195,312

		206,922

	Energy Equipment & Services—2.3%
10,400	Complete Production Services, Inc.*	352,976
134,427	Key Energy Services, Inc.*(a)	2,446,571
91,090	Lufkin Industries, Inc.	8,410,340
53,975	Oil States International, Inc.*(a)	4,480,465
54,900	Tidewater, Inc.(a)	3,267,099
64,925	Unit Corp.*	4,091,573

		23,049,024

	Entertainment & Leisure—0.7%
23,700	Isle of Capri Casinos, Inc.*	226,098
115,100	Life Time Fitness, Inc.*(a)	4,502,712
80,120	Scientific Games Corp. (Class A Stock)*	842,862
36,343	WMS Industries, Inc.*	1,192,051

		6,763,723

	Environmental Services—0.3%
10,203	Clean Harbors, Inc.*(a)	1,004,996
11,800	Darling International, Inc.*	190,806
60,821	Tetra Tech, Inc.*	1,436,592

		2,632,394

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	45

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Farming & Agriculture
5,500	Andersons, Inc. (The)	$273,075

	Financial—Bank & Trust—0.4%
5,400	Banco Latinoamericano de Comercio Exterior SA (Panama)	93,744
63,716	Boston Private Financial Holdings, Inc.(a)	445,375
268,875	Citizens Republic Bancorp, Inc.*(a)	246,827
326	First BanCorp (Puerto Rico)*(a)	1,627
1,400	First BanCorp (United States)	19,544
6,300	First Merchants Corp.	58,401
86,615	First Midwest Bancorp, Inc.	1,134,656
2,400	Flushing Financial Corp.	35,328
25,300	FNB Corp.	277,035
1,500	Heartland Financial USA, Inc.	23,580
8,815	Lakeland Bancorp, Inc.	94,232
1,400	Park National Corp.(a)	96,712
37,883	Prospect Capital Corp.	458,763
3,300	S&T Bancorp, Inc.	67,353
4,700	StellarOne Corp.	65,800
230,983	Synovus Financial Corp.(a)	577,458
1,700	Tompkins Financial Corp.	69,258
97,514	United Community Banks, Inc.*	234,034

		3,999,727

	Financial Services—1.2%
1,400	Alliance Financial Corp.	45,136
3,500	Berkshire Hills Bancorp, Inc.	78,050
31,100	BGC Partners, Inc. (Class A Stock)	300,115
4,867	BlackRock Kelso Capital Corp.	51,201
8,200	Brookline Bancorp, Inc.	75,604
154,072	CVB Financial Corp.(a)	1,500,661
26,600	Deluxe Corp.	720,328
14,657	Dollar Financial Corp.*	336,964
108,700	Eaton Vance Corp.	3,670,799
5,100	Encore Capital Group, Inc.*	152,694
78,300	First Commonwealth Financial Corp.	485,460
9,700	First Community Bancshares, Inc.	144,142
7,800	GFI Group, Inc.	39,858
5,300	Global Cash Access Holdings, Inc.*	17,490
3,300	Hallmark Financial Services, Inc.*	28,215
13,100	Knight Capital Group, Inc. (Class A Stock)*	179,732
32,900	National Financial Partners Corp.*(a)	529,361
5,400	NBT Bancorp, Inc.	122,040
12,200	Nelnet, Inc. (Class A Stock)	280,966
3,800	OceanFirst Financial Corp.	55,100
13,700	Ocwen Financial Corp.*(a)	163,989

See Notes to Financial Statements.

46	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Financial Services (continued)
73,958	PacWest Bancorp	$1,700,294
536	Porter Bancorp, Inc.	4,251
7,800	Provident Financial Services, Inc.	113,256
6,700	Renasant Corp.(a)	112,426
1,300	Suffolk Bancorp	21,333
3,500	SVB Financial Group*(a)	211,540
9,000	Trustco Bank Corp.	54,000
7,400	World Acceptance Corp.*(a)	502,830

		11,697,835

	Food & Staples Retailing—1.0%
95,172	Casey’s General Stores, Inc.	3,714,563
81,100	Ruddick Corp.	3,367,272
69,600	Weis Markets, Inc.	2,872,392

		9,954,227

	Food Products—0.9%
99,900	Cal-Maine Foods, Inc.(a)	2,886,111
108,392	Corn Products International, Inc.	5,972,399

		8,858,510

	Foods—0.2%
6,500	B&G Foods, Inc.	117,520
15,400	Chiquita Brands International, Inc.*	245,168
73,706	Dole Food Co., Inc.*(a)	1,017,880
11,800	Fresh Del Monte Produce, Inc. (Cayman Islands)	319,898
1,800	Fresh Market, Inc. (The)*	75,276
14,000	Spartan Stores, Inc.	218,540
1,600	TreeHouse Foods, Inc.*	97,072

		2,091,354

	Furniture
6,900	Knoll, Inc.(a)	135,447

	Gas Utilities—3.2%
115,017	AGL Resources, Inc.	4,774,356
81,800	Atmos Energy Corp.	2,854,002
50,500	Energen Corp.	3,283,005
87,000	Southwest Gas Corp.	3,459,990
170,728	Swift Energy Co.*	6,690,830
77,700	UGI Corp.	2,587,410
203,268	WGL Holdings, Inc.	8,033,151

		31,682,744

	Healthcare Equipment & Supplies—3.0%
199,200	Cantel Medical Corp.	5,165,256
47,000	Cooper Cos., Inc. (The)	3,520,300
12,900	Greatbatch, Inc.*	349,203

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	47

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Healthcare Equipment & Supplies (continued)
97,000	Invacare Corp.	$3,191,300
91,711	STERIS Corp.	3,305,264
141,982	Teleflex, Inc.(a)	8,946,286
121,575	West Pharmaceutical Services, Inc.	5,743,203

		30,220,812

	Healthcare Products—0.7%
4,000	Affymetrix, Inc.*	21,600
3,700	GenMark Diagnostics, Inc.*(a)	18,648
36,041	Patterson Cos., Inc.	1,250,983
189,300	PSS World Medical, Inc.*(a)	5,444,268

		6,735,499

	Healthcare Providers & Services—1.2%
125,500	AMERIGROUP Corp.*(a)	8,571,650
7,700	Gentiva Health Services, Inc.*	215,600
5,500	Magellan Health Services, Inc.*	286,110
93,900	Owens & Minor, Inc.(a)	3,234,855

		12,308,215

	Healthcare Services—1.5%
89,800	Amedisys, Inc.*(a)	2,992,136
48,511	AmSurg Corp.*	1,303,005
43,200	Five Star Quality Care, Inc.*	362,016
46,385	HealthSouth Corp.*	1,188,848
9,800	HealthSpring, Inc.*	406,602
137,100	Healthways, Inc.*	2,319,732
75,198	MEDNAX, Inc.*	5,333,042
2,700	RehabCare Group, Inc.*	101,439
11,800	Skilled Healthcare Group, Inc. (Class A Stock)*	143,016
11,000	Sun Healthcare Group, Inc.*	129,690
16,100	Triple-S Management Corp. (Class B Stock) (Puerto Rico)*(a)	337,134

		14,616,660

	Home Builder—0.3%
111,400	Meritage Homes Corp.*(a)	2,663,574

	Home Furnishings
7,500	Select Comfort Corp.*	119,025

	Hotels, Restaurants & Leisure—0.4%
128,506	International Speedway Corp. (Class A Stock)	3,932,284

	Household Durables—0.1%
9,600	ACCO Brands Corp.*	93,216
47,662	Ethan Allen Interiors, Inc.(a)	1,148,178

		1,241,394

See Notes to Financial Statements.

48	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Household Products—0.3%
2,100	Spectrum Brands Holdings, Inc.*(a)	$68,250
68,400	WD-40 Co.	2,838,600

		2,906,850

	Industrial Products—0.4%
39,936	Brady Corp. (Class A Stock)	1,505,987
2,500	CIRCOR International, Inc.	113,575
53,406	Kaydon Corp.	2,066,812

		3,686,374

	Insurance—5.7%
8,400	Alterra Capital Holdings Ltd. (Bermuda)	184,632
268,400	American Equity Investment Life Holding Co.(a)	3,451,624
80,800	American Financial Group, Inc.	2,890,216
800	American Safety Insurance Holdings Ltd. (Bermuda)*	16,288
16,500	AMERISAFE, Inc.*	368,445
8,900	AmTrust Financial Services, Inc.	171,770
1,315	Argo Group International Holdings Ltd. (Bermuda)	41,304
8,400	Aspen Insurance Holdings Ltd. (Bermuda)	239,988
14,200	Assured Guaranty Ltd. (Bermuda)	241,400
501,225	CNO Financial Group, Inc.*	4,039,874
230,125	Delphi Financial Group, Inc. (Class A Stock)(a)	7,352,494
109,178	Employers Holdings, Inc.	2,201,028
28,489	Endurance Specialty Holdings Ltd. (Bermuda)	1,263,202
3,625	Hanover Insurance Group, Inc. (The)	153,048
132,025	HCC Insurance Holdings, Inc.	4,296,094
72,138	Horace Mann Educators Corp.	1,289,827
78,133	Infinity Property & Casualty Corp.	4,617,660
12,400	Meadowbrook Insurance Group, Inc.	126,976
10,300	MGIC Investment Corp.*(a)	89,198
1,300	Navigators Group, Inc.*	67,379
3,725	Old Republic International Corp.	47,196
43,304	Platinum Underwriters Holdings Ltd. (Bermuda)	1,637,324
29,500	PMI Group, Inc. (The)*(a)	63,720
35,274	ProAssurance Corp.*	2,342,194
175,100	Protective Life Corp.	4,711,941
27,000	Radian Group, Inc.(a)	160,110
97,990	Reinsurance Group of America, Inc.	6,202,767
51,700	RLI Corp.(a)	3,062,708
8,200	Selective Insurance Group, Inc.	144,648
96,000	State Auto Financial Corp.	1,630,080
122,758	Tower Group, Inc.	2,807,475
89,300	United Fire & Casualty Co.	1,768,140

		57,680,750

	Internet Services
2,000	Responsys, Inc.*	31,960
2,500	TIBCO Software, Inc.*	74,975

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	49

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Internet Services (continued)
19,300	United Online, Inc.	$127,380

		234,315

	Investment Companies
26,915	MCG Capital Corp.	177,639
3,828	TICC Capital Corp.	43,410

		221,049

	IT Services—0.5%
87,169	CACI International, Inc. (Class A Stock)*(a)	5,326,898

	Leisure Equipment & Products—0.5%
147,019	Callaway Golf Co.(a)	1,040,895
17,800	JAKKS Pacific, Inc.*(a)	374,512
134,500	Sturm Ruger & Co., Inc.	3,198,410

		4,613,817

	Life Science Tools & Services—0.3%
102,950	PerkinElmer, Inc.	2,910,397

	Machinery—4.2%
149,700	Actuant Corp. (Class A Stock)(a)	4,155,672
140,900	Barnes Group, Inc.(a)	3,485,866
35,724	Briggs & Stratton Corp.(a)	842,729
109,900	Bucyrus International, Inc.	10,050,355
700	Cascade Corp.	32,060
72,500	Crane Co.	3,618,475
12,671	Gardner Denver, Inc.	1,094,901
175,300	Harsco Corp.	6,240,680
23,620	IDEX Corp.	1,108,250
31,315	Kadant, Inc.*	966,068
23,425	Lincoln Electric Holdings, Inc.	1,840,737
189,425	Mueller Water Products, Inc. (Class A Stock)	833,470
2,235	Robbins & Myers, Inc.	97,155
77,525	Valmont Industries, Inc.	8,163,383

		42,529,801

	Machinery & Equipment—0.3%
5,100	Altra Holdings, Inc.*	129,489
99,686	Intermec, Inc.*	1,144,396
38,017	Terex Corp.*	1,322,231

		2,596,116

	Manufacturing—0.3%
3,000	Ceradyne, Inc.*	140,580
15,400	EnPro Industries, Inc.*(a)	617,232

See Notes to Financial Statements.

50	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Manufacturing (continued)
2,200	Koppers Holdings, Inc.	$100,606
2,300	Myers Industries, Inc.	24,541
2,100	Standex International Corp.	76,776
4,200	Trimas Corp.*	97,482
40,621	Zebra Technologies Corp. (Class A Stock)*	1,595,999

		2,653,216

	Media—1.0%
114,924	Belo Corp. (Class A Stock)*	971,108
151,700	Cinemark Holdings, Inc.	3,084,061
25,156	Courier Corp.	344,637
1,900	Demand Media, Inc.*(a)	31,483
6,800	Dolan Co. (The)*	80,036
32,400	LodgeNet Interactive Corp.*(a)	113,724
81,600	Meredith Corp.(a)	2,727,072
11,400	Radio One, Inc. (Class D Stock)*	33,174
61,300	Wiley, (John) & Sons, Inc. (Class A Stock)	3,122,009

		10,507,304

	Medical Supplies & Equipment
2,100	Halozyme Therapeutics, Inc.*	13,923

	Metals & Mining—2.8%
10,500	Century Aluminum Co.*	209,790
11,900	Cloud Peak Energy, Inc.*	247,758
25,300	Coeur d’Alene Mines Corp.*	802,263
33,000	Compass Minerals International, Inc.(a)	3,221,130
126,979	Gold Resource Corp.(a)	3,828,417
3,600	Hecla Mining Co.*	33,876
161,100	HudBay Minerals, Inc. (Canada)	2,575,989
144,400	IAMGOLD Corp. (Canada)(a)	2,996,300
24,400	International Coal Group, Inc.*(a)	269,132
3,200	LB Foster Co. (Class A Stock)	136,192
57,100	Royal Gold, Inc.(a)	3,481,958
44,541	RTI International Metals, Inc.*(a)	1,422,639
9,400	Stillwater Mining Co.*	214,414
152,500	Thompson Creek Metals Co., Inc. (Canada)*(a)	1,880,325
120,800	Timken Co.	6,811,912
15,000	Worthington Industries, Inc.	323,550

		28,455,645

	Miscellaneous Manufacturers—0.1%
14,061	AptarGroup, Inc.	737,499

	Multi-Utilities—0.9%
95,575	NorthWestern Corp.	3,110,966
56,100	OGE Energy Corp.	2,982,837
105,600	Vectren Corp.	3,018,048

		9,111,851

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	51

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Office Equipment & Supplies—0.1%
64,112	Interface, Inc. (Class A Stock)	$1,195,048

	Oil & Gas—0.3%
100	Clayton Williams Energy, Inc.*	9,057
23,200	CVR Energy, Inc.*	515,736
4,400	Energy Partners Ltd.*	80,124
92,454	Goodrich Petroleum Corp.*(a)	2,077,441
1,000	Gulf Island Fabrication, Inc.	35,340
1,800	Targa Resources Corp.	63,036

		2,780,734

	Oil & Gas Exploration/Production—0.7%
122,500	Cabot Oil & Gas Corp.	6,894,300

	Oil, Gas & Consumable Fuels—5.0%
117,364	Berry Petroleum Co. (Class A Stock)(a)	6,235,549
103,075	Brigham Exploration Co.*	3,456,105
28,800	Cal Dive International, Inc.*	226,368
32,900	Cimarex Energy Co.	3,638,411
64,100	Core Laboratories NV (Netherlands)	6,152,318
149,200	EXCO Resources, Inc.	3,125,740
88,500	Frontline Ltd. (Bermuda)(a)	1,956,735
13,400	Global Industries Ltd.*	132,124
22,700	Gulfport Energy Corp.*	772,708
59,900	Holly Corp.	3,468,210
10,250	New Jersey Resources Corp.	448,745
7,700	Newpark Resources, Inc.*	69,531
62,700	Oasis Petroleum, Inc.*	1,926,771
9,600	Petroquest Energy, Inc.*(a)	84,096
102,950	Resolute Energy Corp.*(a)	1,821,185
4,900	RPC, Inc.	132,545
108,517	South Jersey Industries, Inc.	6,234,302
97,600	Southern Union Co.	2,918,240
6,200	Stone Energy Corp.*	219,232
7,800	TETRA Technologies, Inc.*	115,206
10,200	VAALCO Energy, Inc.*	71,094
101,200	W&T Offshore, Inc.(a)	2,713,172
15,200	Warren Resources, Inc.*	68,856
97,900	World Fuel Services Corp.	3,874,882

		49,862,125

	Paper & Forest Products—0.8%
25,000	Boise, Inc.	245,500
163,700	Buckeye Technologies, Inc.	4,609,792
1,700	Domtar Corp.	158,134

See Notes to Financial Statements.

52	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Paper & Forest Products (continued)
161,475	Louisiana-Pacific Corp.*(a)	$1,501,717
30,419	Schweitzer-Mauduit International, Inc.	1,576,921

		8,092,064

	Personal Products—0.1%
109,243	Prestige Brands Holdings, Inc.*	1,261,757

	Pharmaceuticals—0.1%
17,400	Alkermes, Inc.*	250,908
6,300	Par Pharmaceutical Cos., Inc.*	216,972
1,100	Pharmasset, Inc.*	111,617
47,400	PharMerica Corp.*	623,784
3,000	Sagent Pharmaceuticals, Inc.*	61,230
1,300	United Therapeutics Corp.*	87,048

		1,351,559

	Pipelines—0.4%
63,200	ONEOK, Inc.	4,420,208

	Printing & Publishing
20,500	Journal Communications, Inc. (Class A Stock)*	111,725

	Professional Services—0.7%
114,614	Towers Watson & Co. (Class A Stock)	6,574,259

	Real Estate Investment Trusts—5.1%
12,900	American Campus Communities, Inc.	453,435
23,400	American Capital Agency Corp.(a)	681,174
72,300	Anworth Mortgage Asset Corp.	519,114
60,400	Ashford Hospitality Trust, Inc.	753,188
1,500	Associated Estates Realty Corp.	24,960
13,600	CapLease, Inc.	76,160
28,400	Capstead Mortgage Corp.	376,016
76,809	CBL & Associates Properties, Inc.(a)	1,426,343
9,200	Colonial Properties Trust	194,672
90,000	CommonWealth REIT	2,465,100
37,900	Cousins Properties, Inc.	341,100
58,500	DCT Industrial Trust, Inc.(a)	339,885
8,300	Developers Diversified Realty Corp.	122,342
14,916	DiamondRock Hospitality Co.	179,589
2,900	EastGroup Properties, Inc.	133,574
114,349	Education Realty Trust, Inc.	973,110
4,800	Entertainment Properties Trust	228,528
3,500	Equity LifeStyle Properties, Inc.	209,440
192,432	Equity One, Inc.(a)	3,814,002
5,100	Extra Space Storage, Inc.	110,415
14,100	FelCor Lodging Trust, Inc.*	89,676
60,600	First Industrial Realty Trust, Inc.*(a)	758,712
128,800	First Potomac Realty Trust	2,090,424

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	53

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Real Estate Investment Trusts (continued)
192,000	Franklin Street Properties Corp.(a)	$2,714,880
4,400	Getty Realty Corp.(a)	111,804
101,150	Government Properties Income Trust	2,773,533
129,700	Healthcare Realty Trust, Inc.(a)	2,962,348
26,200	Hersha Hospitality Trust	155,628
1,400	Home Properties, Inc.(a)	88,760
7,700	Inland Real Estate Corp.	75,229
79,700	Invesco Mortgage Capital, Inc.	1,812,378
39,650	Kilroy Realty Corp.(a)	1,662,921
58,400	LaSalle Hotel Properties(a)	1,643,376
82,778	Lexington Realty Trust	826,124
5,400	LTC Properties, Inc.	158,868
373,300	Medical Properties Trust, Inc.	4,606,522
256,374	MFA Financial, Inc.	2,045,864
27,036	Mid-America Apartment Communities, Inc.	1,807,357
23,400	MPG Office Trust, Inc.*	77,922
7,900	National Retail Properties, Inc.(a)	208,086
136,100	Omega Healthcare Investors, Inc.(a)	3,124,856
29,800	Parkway Properties, Inc.	534,314
2,400	Pebblebrook Hotel Trust	51,480
27,500	Pennsylvania Real Estate Investment Trust	434,225
49,400	PS Business Parks, Inc.	2,976,844
17,800	Ramco-Gershenson Properties Trust(a)	229,442
9,900	Resource Capital Corp.	64,152
19,000	Senior Housing Properties Trust	450,680
74,000	Sovran Self Storage, Inc.	3,165,720
4,800	Sun Communities, Inc.(a)	184,704
13,799	Sunstone Hotel Investors, Inc.*	144,338

		51,453,314

	Registered Investment Companies
32,000	American Capital Ltd.*	328,640
4,200	Gladstone Capital Corp.	47,712

		376,352

	Restaurants—0.1%
8,500	Bravo Brio Restaurant Group, Inc.*	175,440
21,600	Domino’s Pizza, Inc.*	401,112

		576,552

	Retail—1.1%
35,808	ANN, Inc.*(a)	1,117,568
123,157	Cash America International, Inc.	5,843,799
3,100	Genesco, Inc.*	125,178
5,200	Insight Enterprises, Inc.*	89,232

See Notes to Financial Statements.

54	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Retail (continued)
38,819	Men’s Wearhouse, Inc. (The)	$1,082,662
68,963	Pantry, Inc. (The)*	1,067,547
33,738	Regis Corp.	573,546
51,800	Sonic Automotive, Inc. (Class A Stock)(a)	730,380

		10,629,912

	Retail & Merchandising—0.5%
88,350	American Eagle Outfitters, Inc.	1,374,726
34,800	Cabela’s, Inc.*(a)	888,792
28,900	Collective Brands, Inc.*(a)	606,900
14,362	Conn’s, Inc.*(a)	94,071
20,200	Finish Line, Inc. (The) (Class A Stock)	434,098
67,591	hhgregg, Inc.*(a)	835,425
2,100	Rush Enterprises, Inc. (Class A Stock)*	44,247
119,156	Talbots, Inc.*(a)	641,059

		4,919,318

	Road & Rail—0.3%
26,250	Landstar System, Inc.	1,244,250
57,125	Werner Enterprises, Inc.	1,494,961

		2,739,211

	Semiconductors—1.1%
10,400	Amkor Technology, Inc.*(a)	69,680
52,400	Cabot Microelectronics Corp.*	2,559,740
149,629	Emulex Corp.*	1,449,905
18,658	Entegris, Inc.*	161,019
1,300	Inphi Corp.*	28,054
188,700	International Rectifier Corp.*	6,521,472
4,100	IXYS Corp.*	65,026
4,600	MKS Instruments, Inc.	130,548
6,000	Photronics, Inc.*	52,380
14,300	PMC—Sierra, Inc.*	114,686
8,200	Sigma Designs, Inc.*(a)	104,632
2,800	Veeco Instruments, Inc.*	143,164

		11,400,306

	Semiconductors & Semiconductor Equipment—0.6%
2,100	Aeroflex Holding Corp.*	37,170
206,000	Micrel, Inc.	2,638,860
41,900	Silicon Laboratories, Inc.*(a)	1,826,002
20,300	Skyworks Solutions, Inc.*	638,638
96,900	TriQuint Semiconductor, Inc.*	1,334,313

		6,474,983

	Software—0.8%
83,500	Blackboard, Inc.*(a)	4,017,185
5,900	Cornerstone OnDemand, Inc.*	112,926

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	55

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Software (continued)
3,500	CSG Systems International, Inc.*	$74,340
6,800	Digi International, Inc.*	80,308
5,500	EPIQ Systems, Inc.	78,265
1,000	ePocrates, Inc.*(a)	23,400
105,662	Lawson Software, Inc.*	1,169,678
1,700	SciQuest, Inc.*	24,242
600	Smith Micro Software, Inc.*	4,632
75,600	THQ, Inc.*(a)	305,424
69,900	Tyler Technologies, Inc.*	1,732,821

		7,623,221

	Specialty Retail—2.1%
394,050	Aaron’s, Inc.(a)	11,344,699
5,175	Brown Shoe Co., Inc.	65,464
68,300	Buckle, Inc. (The)(a)	3,106,967
33,475	DSW, Inc. (Class A Stock)*	1,589,393
72,100	Group 1 Automotive, Inc.(a)	3,103,184
149,500	RadioShack Corp.(a)	2,363,595

		21,573,302

	Telecommunications—0.9%
2,400	Anixter International, Inc.(a)	180,336
345,516	Arris Group, Inc.*	4,146,192
3,200	Black Box Corp.	111,808
41,089	Comtech Telecommunications Corp.	1,162,819
21,400	Consolidated Communications Holdings, Inc.	393,546
2,200	NeoPhotonics Corp.*	23,848
3,000	Oplink Communications, Inc.*	59,400
3,400	Plantronics, Inc.	126,038
48,400	Premiere Global Services, Inc.*	382,844
70,500	SBA Communications Corp. (Class A Stock)*(a)	2,723,415
11,200	Symmetricon, Inc.*	68,320

		9,378,566

	Textiles, Apparel & Luxury Goods—2.3%
70,800	Hanesbrands, Inc.*	2,301,708
102,300	Jones Group, Inc. (The)	1,394,349
10,700	Oxford Industries, Inc.	367,545
18,550	Perry Ellis International, Inc.*	522,739
164,375	Phillips-Van Heusen Corp.	11,573,644
175,775	Wolverine World Wide, Inc.	6,974,752

		23,134,737

See Notes to Financial Statements.

56	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Thrifts & Mortgage Finance—0.7%
249,900	Astoria Financial Corp.	$3,616,053
3,000	BankFinancial Corp.	27,420
1,600	Capitol Federal Financial, Inc.	18,112
186,650	Washington Federal, Inc.	3,003,198

		6,664,783

	Tobacco—0.3%
69,400	Universal Corp.(a)	3,010,572

	Trading Companies & Distributors—0.8%
16,850	Applied Industrial Technologies, Inc.	594,131
59,375	United Rentals, Inc.*(a)	1,746,813
93,114	WESCO International, Inc.*(a)	5,768,412

		8,109,356

	Transportation—0.6%
10,600	Aircastle Ltd. (Bermuda)	132,076
2,600	Amerco, Inc.*	264,472
9,100	Atlas Air Worldwide Holdings, Inc.*	627,081
76,600	Bristow Group, Inc.*	3,554,240
29,000	DHT Maritime, Inc. (Marshall Islands)	125,570
35,700	Excel Maritime Carriers Ltd. (Liberia)*(a)	143,157
8,500	Gulfmark Offshore, Inc. (Class A Stock)*	361,845
5,200	Heartland Express, Inc.(a)	89,700
4,100	Knightsbridge Tankers Ltd. (Bermuda)(a)	91,799
1,400	Marten Transport Ltd.	31,304
13,100	Pacer International, Inc.*	78,469
13,400	Quality Distribution, Inc.*	159,460
100	RailAmerica, Inc.*	1,702
4,800	Swift Transporation Co.*(a)	67,344

		5,728,219

	Water Utilities
1,700	American States Water Co.	59,347
2,100	California Water Service Group	79,212
2,600	York Water Co.	45,396

		183,955

	TOTAL COMMON STOCKS (cost $666,593,415)	947,150,456

	EXCHANGE TRADED FUND—0.3%
33,500	iShares Russell 2000 Value Index Fund (cost $2,548,588)	2,564,425

	TOTAL LONG-TERM INVESTMENTS (cost $669,142,003)	949,714,881

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	57

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENTS—24.4%

	U.S. TREASURY OBLIGATION
	U.S. Treasury Notes(k)
$210	0.75%, 11/30/11 (cost $210,565)	$210,730

SHARES	AFFILIATED MONEY MARKET MUTUAL FUND—24.4%
244,872,372	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $244,872,372; includes $181,748,231 of cash collateral for securities on loan)(b)(w)	244,872,372

	TOTAL SHORT-TERM INVESTMENTS (cost $245,082,937)	245,083,102

	TOTAL INVESTMENTS—119.0% (cost $914,224,940; Note 5)	1,194,797,983
	Liabilities in excess of other assets (x)—(19.0)%	(190,741,755)

	NET ASSETS—100%	$1,004,056,228

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $176,467,870; cash collateral of $181,748,231 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Liabilities in excess of other assets includes unrealized appreciation on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation
Long Positions:
25	Russell 2000 Mini	Jun. 2011	$2,088,330	$2,159,750	$71,420

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

See Notes to Financial Statements.

58	THE TARGET PORTFOLIO TRUST

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$947,150,456	$—	$—
Exhange Traded Fund	2,564,425	—	—
U.S. Treasury Obligation	—	210,730	—
Affiliated Money Market Mutual Fund	244,872,372	—	—
Other Financial Instruments*
Futures	71,420	—	—

Total	$1,194,658,673	$210,730	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Affiliated Money Market Mutual Fund (18.1% represents investments purchased with collateral from securities on loan)	24.4%
Insurance	5.7
Real Estate Investment Trusts	5.1
Chemicals	5.0
Oil, Gas & Consumable Fuels	5.0
Machinery	4.2
Gas Utilities	3.2
Commercial Banks	3.1
Aerospace & Defense	3.1
Healthcare Equipment & Supplies	3.0
Capital Markets	2.9
Metals & Mining	2.8
Textiles, Apparel & Luxury Goods	2.3
Energy Equipment & Services	2.3
Commercial Services & Supplies	2.2
Specialty Retail	2.1
Containers & Packaging	2.1
Electronics	1.8
Electrical Equipment	1.5
Electric Utilities	1.5
Healthcare Services	1.5
Banks	1.5
Computer Services & Software	1.4
Healthcare Providers & Services	1.2
Financial Services	1.2
Semiconductors	1.1
Retail	1.1
Media	1.0

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	59

Small Capitalization Value Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

Industry (cont’d.)
Food & Staples Retailing	1.0%
Telecommunications	0.9
Multi-Utilities	0.9
Food Products	0.9
Consumer Products & Services	0.9
Construction & Engineering	0.8
Electronic Components	0.8
Trading Companies & Distributors	0.8
Paper & Forest Products	0.8
Software	0.8
Computers & Peripherals	0.7
Oil & Gas Exploration/Production	0.7
Entertainment & Leisure	0.7
Healthcare Products	0.7
Thrifts & Mortgage Finance	0.7
Commercial Services	0.7
Professional Services	0.7
Semiconductors & Semiconductor Equipment	0.6
Transportation	0.6
Electronic Equipment, Instrument & Components	0.6
Consumer Finance	0.6
IT Services	0.5
Retail & Merchandising	0.5
Leisure Equipment & Products	0.5
Building Products	0.5
Pipelines	0.4
Airlines	0.4
Financial—Bank & Trust	0.4
Hotels, Restaurants & Leisure	0.4
Industrial Products	0.4
Auto Components	0.4
Drugs & Healthcare	0.3
Tobacco	0.3
Business Services	0.3
Life Science Tools & Services	0.3
Household Products	0.3
Electric	0.3
Oil & Gas	0.3
Road & Rail	0.3
Home Builders	0.3
Manufacturing	0.3
Environmental Services	0.3
Machinery & Equipment	0.3
Exchange Traded Funds	0.3
Clothing & Apparel	0.2
Beverages	0.2
Foods	0.2

See Notes to Financial Statements.

60	THE TARGET PORTFOLIO TRUST

Industry (cont’d.)
Auto Related	0.2%
Electronic Equipment & Instruments	0.1
Pharmaceuticals	0.1
Personal Products	0.1
Household Durables	0.1
Office Equipment & Supplies	0.1
Miscellaneous Manufacturers	0.1
Restaurants	0.1

119.0
Liabilities in excess of other assets	(19.0)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	61

International Equity Portfolio	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	LONG-TERM INVESTMENTS—98.3%

	COMMON STOCKS—97.1%

	Australia—5.2%
65,000	Bendigo and Adelaide Bank Ltd.	$665,439
57,345	BHP Billiton Ltd.	2,880,670
191,700	BlueScope Steel Ltd.	363,510
53,400	Caltex Australia Ltd.	830,561
248,800	Challenger Ltd.	1,314,454
213,375	Downer Edi Ltd.	865,353
765,800	Emeco Holdings Ltd.	919,131
395,000	Goodman Fielder Ltd.	465,429
41,700	GrainCorp Ltd.	357,430
281,400	Metcash Ltd.	1,252,271
69,800	National Australia Bank Ltd.	2,071,821
286,100	OneSteel Ltd.	667,952
252,800	Pacific Brands Ltd.	202,278
10,800	Rio Tinto Ltd.	973,187
109,100	Tabcorp Holdings Ltd.	912,425
331,500	Telstra Corp. Ltd.	1,057,364
43,800	Westpac Banking Corp.	1,192,542

		16,991,817

	Austria—0.6%
33,500	OMV AG	1,527,757
6,300	Voestalpine AG	310,031

		1,837,788

	Belgium—0.7%
102,600	AGFA-Gevaert NV*	457,418
20,300	Delhaize Group	1,757,740
15,990	Dexia SA*	63,709

		2,278,867

	Bermuda—0.5%
41,695	Seadrill Ltd.	1,477,357

	Brazil—1.6%
243,060	BM&FBOVESPA SA	1,824,649
42,890	Embraer SA, ADR	1,393,067
72,450	Natura Cosmeticos SA	2,033,224

		5,250,940

	Canada—2.4%
29,580	Canadian National Railway Co.	2,294,431
48,740	Canadian Natural Resources Ltd.	2,292,890
27,047	Cenovus Energy, Inc.	1,039,972

See Notes to Financial Statements.

62	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Canada (continued)
35,630	Potash Corp. of Saskatchewan, Inc.	$2,008,820

		7,636,113

	China—2.3%
372,390	China Life Insurance Co. Ltd. (Class H Stock)	1,323,414
835,350	China Merchants Bank Co. Ltd. (Class H Stock)	2,151,231
3,028,700	Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,562,184
425,999	Sinopharm Group Co. (Class H Stock)	1,475,535

		7,512,364

	Denmark—1.8%
23,100	Danske Bank A/S*	555,123
40,500	H. Lundbeck A/S	972,463
27,383	Novo Nordisk A/S (Class B Stock)	3,461,556
20,770	Vestas Wind Systems A/S*	737,558

		5,726,700

	Finland—0.5%
90,200	Nokia Oyj	830,992
41,200	Tieto Oyj	759,742

		1,590,734

	France—10.5%
20,335	Air Liquide SA	3,008,309
320	Arkema SA	33,344
38,700	AXA SA	868,407
58,989	BNP Paribas	4,668,270
11,500	Casino Guichard Perrachon SA	1,210,553
7,600	Ciments Francais SA	803,282
93,400	Credit Agricole SA	1,554,937
44,000	France Telecom SA	1,031,978
31,034	Lafarge SA	2,196,029
20,117	LVMH Moet Hennessy Louis Vuitton SA	3,612,806
38,500	Publicis Groupe SA	2,181,752
13,800	Rallye SA	725,923
12,500	Renault SA*	761,683
35,000	Sanofi-Aventis SA	2,768,274
26,100	SCOR SE	797,323
13,000	Societe Generale	869,555
15,200	Thales SA	671,466
49,700	Total SA	3,181,566
11,200	Valeo SA*	713,240
82,000	Vivendi	2,573,013

		34,231,710

	Germany—9.9%
23,300	Adidas AG	1,734,515
33,800	Allianz SE	5,321,691

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	63

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Germany (continued)
3,600	Aurubis AG	$212,753
21,900	BASF SE	2,251,144
12,000	Daimler AG	927,616
65,100	Deutsche Bank AG	4,252,255
35,700	E.ON AG	1,220,404
37,060	Fresenius Medical Care AG & Co. KGaA	2,912,543
12,800	Hannover Rueckversicherung AG	774,086
7,400	Heidelberger Druckmaschinen AG*	33,024
8,400	MTU Aero Engines Holding AG*	643,857
8,400	Muenchener Rueckversicherungs-Gesellschaft AG	1,386,625
10,900	Rheinmetall AG	977,715
22,000	RWE AG	1,435,548
54,737	SAP AG	3,526,712
23,200	Siemens AG	3,375,108
27,700	ThyssenKrupp AG	1,274,532

		32,260,128

	Hong Kong—2.6%
962,200	Chaoda Modern Agriculture Holdings Ltd.	598,413
1,314,654	CNOOC Ltd.	3,243,363
333,200	First Pacific Co. Ltd.	313,196
141,204	Hong Kong Exchanges and Clearing Ltd.	3,221,806
175,900	Kingboard Chemical Holdings Ltd.	963,727
46,300	Yue Yuen Industrial Holdings Ltd.	160,072

		8,500,577

	Ireland—0.8%
60,300	Allied Irish Banks PLC*	20,542
32,800	Bank of Ireland	13,603
313,989	Beazley PLC	686,530
33,100	Covidien PLC	1,843,339
33,100	Irish Life & Permanent Group Holdings PLC (XDUB)*	7,354
15,500	Irish Life & Permanent Group Holdings PLC (XLON)*	3,604

		2,574,972

	Israel—1.3%
182,600	Bank Hapoalim BM*	956,148
5,200	Elbit Systems Ltd.	294,132
63,518	Teva Pharmaceutical Industries Ltd., ADR	2,904,678

		4,154,958

	Italy—2.1%
15,900	Banco Popolare Scarl	47,148
361,000	Enel SpA	2,574,026

See Notes to Financial Statements.

64	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Italy (continued)
90,000	ENI SpA	$2,406,132
50,900	Finmeccanica SpA	687,563
16,200	Fondiaria-Sai SpA	150,567
682,500	Telecom Italia SpA	1,028,071

		6,893,507

	Japan—15.0%
22,600	Alpine Electronics, Inc.	282,239
36,400	Aoyama Trading Co. Ltd.	599,075
40,689	Canon, Inc.	1,906,160
29,000	Circle K Sunkus Co. Ltd.	444,036
79,100	COMSYS Holdings Corp.	824,984
1,013	Dai-ichi Life Insurance Co. Ltd. (The)	1,663,461
11,075	Fanuc Corp.	1,836,390
114,100	Fukuoka Financial Group, Inc.	469,819
30,600	Fuyo General Lease Co. Ltd.	946,878
51,900	Heiwa Corp.	796,591
38,400	Hitachi Capital Corp.	544,886
26,300	Itochu Techno-Solutions Corp.	920,816
169,160	JX Holdings, Inc.	1,172,014
19,400	K’s Holdings Corp.	601,265
383	KDDI Corp.	2,540,270
39,800	Keihin Corp.	752,184
113,242	Komatsu Ltd.	3,964,831
149,300	Kurabo Industries Ltd.	266,887
13,300	Kyoei Steel Ltd.	233,322
22,600	Kyorin Holdings, Inc.	402,601
56,700	Kyowa Exeo Corp.	594,156
247,900	Marubeni Corp.	1,790,907
9,100	Miraca Holdings, Inc.	344,412
17,800	Mitsubishi Corp.	478,163
505,200	Mitsubishi UFJ Financial Group, Inc.	2,410,311
26,900	Mitsui & Co. Ltd.	474,891
591,500	Mizuho Financial Group, Inc.	933,391
161,400	Nichirei Corp.	706,368
61,300	Nippon Electric Glass Co. Ltd.	924,242
59,200	Nippon Shokubai Co. Ltd.	768,509
30,100	Nippon Telegraph & Telephone Corp.	1,389,688
254,300	Nishi-Nippon City Bank Ltd. (The)	714,793
99,600	Nissan Shatai Co. Ltd.	741,643
800	NTT DoCoMo, Inc.	1,472,477
13,700	Sankyo Co. Ltd.	707,674
150,200	Sankyu, Inc.	686,978
52,600	Seino Holdings Co. Ltd.	392,968
28,100	Shimachu Co. Ltd.	654,044
28,400	Shizuoka Gas Co. Ltd.	167,708
11,800	Sumitomo Bakelite Co. Ltd.	75,500
149,600	Sumitomo Corp.	2,041,635

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	65

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Japan (continued)
46,100	Sumitomo Mitsui Financial Group, Inc.	$1,417,981
15,794	Sumitomo Mitsui Trust Holdings, Inc.	53,740
28,400	Takeda Pharmaceutical Co. Ltd.	1,372,471
203,400	Toagosei Co. Ltd.	1,093,292
50,400	Toppan Forms Co. Ltd.	402,007
74,343	Toyota Motor Corp.	2,960,339
56,300	Toyota Tsusho Corp	930,756
9,500	Tsuruha Holdings, Inc.	447,390
130,100	Yokohama Rubber Co. Ltd. (The)	660,805

		48,977,948

	Liechtenstein—0.2%
3,800	Verwaltungs-und Privat-Bank AG	502,566

	Luxembourg—0.9%
79,800	Arcelormittal	2,935,988

	Mexico—1.1%
26,920	America Movil SAB de CV (Class L Stock), ADR	1,539,824
699,880	Wal-Mart de Mexico SAB de CV (Class V Stock)	2,188,702

		3,728,526

	Netherlands—3.7%
57,400	Aegon NV*	455,782
288,000	ING Groep NV, CVA*	3,796,490
60,500	Koninklijke Ahold NV	849,411
22,300	Koninklijke DSM NV	1,537,532
9,200	Koninklijke Philips Electronics NV	272,805
5,700	Nutreco NV	443,657
4,300	Royal Dutch Shell PLC (Class A Stock)	166,102
119,912	Royal Dutch Shell PLC (Class B Stock)	4,660,841

		12,182,620

	New Zealand—0.2%
825,600	Air New Zealand Ltd.	741,611

	Norway—0.5%
54,400	DnB NOR ASA	884,443
26,100	Statoil ASA	763,609

		1,648,052

	Singapore
60	M1 Ltd.	117

	South Korea—1.0%
13,839	Hyundai Motor Co.	3,183,235

See Notes to Financial Statements.

66	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	Spain—3.3%
79,800	Banco Bilbao Vizcaya Argentaria SA	$1,023,577
67,800	Banco Espanol de Credito SA	634,266
208,800	Banco Santander SA	2,666,479
63,100	Repsol YPF SA	2,253,338
154,067	Telefonica SA	4,141,770

		10,719,430

	Sweden—2.2%
87,100	Boliden AB*	1,963,280
19,700	Electrolux AB (Class B Stock)	501,103
67,474	Hennes & Mauritz AB (Class B Stock)	2,384,082
88,400	Meda AB	935,578
15,400	NCC AB	411,605
57,500	Svenska Cellulosa AB SCA (Class B Stock)	881,182

		7,076,830

	Switzerland—7.0%
13,600	Baloise Holding AG*	1,503,861
44,058	Clariant AG*	914,267
84,700	Credit Suisse Group AG	3,849,199
1,300	Georg Fischer AG*	849,133
35,897	Julius Baer Group Ltd.	1,677,407
11,087	Logitech International SA*	153,552
47,900	Nestle SA	2,973,677
95,705	Novartis AG	5,681,447
8,900	Roche Holding AG	1,443,549
22,000	Swiss Reinsurance Co. Ltd.	1,311,098
8,700	Zurich Financial Services AG	2,444,046

		22,801,236

	Taiwan—1.3%
91,000	HTC Corp.	4,130,803

	Turkey—0.3%
202,300	Turkiye Garanti Bankasi A/S	1,048,076

	United Kingdom—16.7%
152,100	ARM Holdings PLC	1,576,436
56,500	AstraZeneca PLC	2,821,791
183,100	Aviva PLC	1,366,491
259,100	BAE Systems PLC	1,419,104
242,700	Barclays PLC	1,144,421
131,600	Berendsen PLC	1,141,949
125,700	BG Group PLC	3,219,766
234,600	BP PLC	1,812,558
78,313	British American Tobacco PLC	3,415,435
685,700	BT Group PLC	2,242,601
59,977	Carnival PLC	2,419,397

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	67

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

SHARES	DESCRIPTION	VALUE (NOTE 1)
	COMMON STOCKS (continued)

	United Kingdom (continued)
80,600	Cookson Group PLC*	$963,274
80,900	Dairy Crest Group PLC	543,225
121,000	Drax Group PLC	889,088
314,800	DS Smith PLC	1,140,511
106,200	GlaxoSmithKline PLC	2,315,830
268,500	Home Retail Group PLC	986,222
61,000	Intermediate Capital Group PLC	336,240
545,655	Kingfisher PLC	2,501,876
621,400	Legal & General Group PLC	1,274,603
390,200	Logica PLC	878,582
144,620	Marston’s PLC	261,856
13,300	Melrose PLC	78,665
32,400	NEXT PLC	1,210,643
290,200	Northern Foods PLC	352,643
599,900	Old Mutual PLC	1,392,833
88,273	Pearson PLC	1,697,104
43,614	Reckitt Benckiser Group PLC	2,421,543
115,600	Rexam PLC	754,215
293,000	RSA Insurance Group PLC	673,428
41,435	SABMiller PLC	1,546,511
94,319	Standard Chartered PLC	2,613,671
492,532	Tesco PLC	3,319,992
177,400	Thomas Cook Group PLC	507,594
153,300	Tullett Prebon PLC	1,076,746
570,800	Vodafone Group PLC	1,636,087
93,800	WM Morrison Supermarkets PLC	461,887

		54,414,818

	United States—0.9%
33,087	Schlumberger Ltd.	2,969,558
2,150	Southern Copper Corp.	80,539

		3,050,097

	TOTAL COMMON STOCKS (cost $275,385,202)	316,060,485

	PREFERRED STOCK—1.2%

	Germany
20,786	Volkswagen AG (PRFC Shares)* (cost $2,332,202)	4,094,702

	TOTAL LONG-TERM INVESTMENTS (cost $277,717,404)	320,155,187

See Notes to Financial Statements.

68	THE TARGET PORTFOLIO TRUST

SHARES	DESCRIPTION	VALUE (NOTE 1)
	SHORT-TERM INVESTMENT—0.5%

	AFFILIATED MONEY MARKET MUTUAL FUND
1,684,225	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $1,684,225)(w)	$1,684,225

	TOTAL INVESTMENTS—98.8% (cost $279,401,629; Note 5)	321,839,412
	Other assets in excess of liabilities(x)—1.2%	3,765,109

	NET ASSETS—100%	$325,604,521

The following abbreviations are used in the Portfolio descriptions:

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen

PRFC—Preference Shares

XDUB—Dublin Stock Exchange

XLON—London Stock Exchange

MXN—Mexican Peso

*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	7,072	$580,666	$612,921	$32,255

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Mexican Peso,
Expiring 05/24/11	State Street Bank	MXN	25,233	$2,016,965	$2,186,886	$(169,921)
Expiring 05/24/11	State Street Bank	MXN	15,429	1,268,834	1,337,182	(68,348)

				$3,285,799	$3,524,068	$(238,269)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	69

International Equity Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$16,991,817	$—	$—
Austria	1,837,788	—	—
Belgium	2,278,867	—	—
Bermuda	1,477,357	—	—
Brazil	5,250,940	—	—
Canada	7,636,113	—	—
China	7,512,364	—	—
Denmark	5,726,700	—	—
Finland	1,590,734	—	—
France	34,231,710	—	—
Germany	32,260,128	—	—
Hong Kong	8,500,577	—	—
Ireland	2,574,972	—	—
Israel	4,154,958	—	—
Italy	6,893,507	—	—
Japan	48,977,948	—	—
Liechtenstein	502,566	—	—
Luxembourg	2,935,988	—	—
Mexico	3,728,526	—	—
Netherlands	12,182,620	—	—
New Zealand	741,611	—	—
Norway	1,648,052	—	—
Singapore	117	—	—
South Korea	3,183,235	—	—
Spain	10,719,430	—	—
Sweden	7,076,830	—	—
Switzerland	22,801,236	—	—
Taiwan	4,130,803	—	—
Turkey	1,048,076	—	—
United Kingdom	54,414,818	—	—
United States	3,050,097	—	—
Preferred Stock—Germany	4,094,702	—	—
Affiliated Money Market Mutual Fund	1,684,225	—	—
Other Financial Instruments*
Forward foreign currency exchange contracts	—	(206,014)	—

Total	$321,839,412	$(206,014)	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

70	THE TARGET PORTFOLIO TRUST

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2011 were as follows:

Commercial Banks	13.4%
Oil & Gas	10.4
Insurance	8.3
Pharmaceuticals	8.2
Telecommunications	7.2
Food	4.2
Retail	3.8
Automobile Manufacturers	3.8
Chemicals	3.5
Diversified Financial Services	2.9
Machinery & Equipment	2.1
Distribution/Wholesale	1.9
Mining	1.8
Iron/Steel	1.8
Electric	1.7
Entertainment & Leisure	1.6
Aerospace/Defense	1.5
Holding Companies—Diversified	1.5
Agriculture	1.3
Media	1.3
Miscellaneous Manufacturers	1.2
Software	1.1
Transportation	1.0
Building Materials	0.9
Auto Parts And Equipment	0.9
Healthcare—Services	0.9
Computers	0.8
Household Products/Wares	0.8
Engineering/Construction	0.8
Advertising	0.7
Cosmetics & Toiletries	0.6
Forest & Paper Products	0.6
Office Equipment	0.6
Healthcare—Products	0.6
Beverages	0.6
Apparel	0.5
Affiliated Money Market Mutual Fund	0.5
Semiconductors	0.5
Commercial Services	0.5
Electronics	0.4
Electronic Equipment & Instruments	0.3
Industrial Conglomerates	0.3
Trading Companies & Distributors	0.3
Home Furnishings	0.3
Containers & Packaging	0.2
Airlines	0.2
Electronic Components & Equipment	0.2
Building & Construction	0.1
Textiles	0.1
Metals	0.1

98.8
Other assets in excess of liabilities	1.2

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	71

Total Return Bond Portfolio	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			LONG-TERM INVESTMENTS—81.9%

			ASSET-BACKED SECURITIES—3.1%
B3		$150	Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A 0.433%(c), 12/25/36	$141,105
Ba1		1,923	Countrywide Asset-Backed Certificates, Series 2006-15, Class A2 5.683%(c), 10/25/46	1,889,318
NR	EUR	1,590	Magnolia Funding Ltd., Series 2010-1A, Class A1, 144A 3.00%, 04/20/17	2,349,877
AAA(d)		2,100	Plymouth Rock CLO Ltd., Inc., Series 2010-1A, Class A, 144A 1.92%(c), 02/16/19	2,096,440
Aaa		4,293	SLM Student Loan Trust, Series 2008-9, Class A 1.774%(c), 04/25/23	4,434,362
Caa2		468	Structured Asset Securities Corp., Series 2005-7XS, Class 2A1A 1.713%(c), 04/25/35	354,599

			TOTAL ASSET-BACKED SECURITIES (cost $10,915,419)	11,265,701

			BANK LOANS(c)(g)—0.3%
Baa3		22	Ford Motor Corp., Term B1 2.97%, 11/29/13	22,373
Baa3		413	2.97%, 12/15/13	412,944
B2		559	TXU Corp., Term Loan 3.736%, 10/10/14	476,402

			TOTAL BANK LOANS (cost $979,441)	911,719

			CORPORATE BONDS—33.4%

			Aerospace—0.1%
Baa2		200	Goodrich Corp., Sr. Unsec’d. Notes 6.29%, 07/01/16	231,154

			Airlines—0.1%
NR		646	United Air Lines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	321,195

See Notes to Financial Statements.

72	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Automobile Manufacturers—0.1%
A3	$400	Daimler Finance North America LLC, Gtd. Notes, MTN 5.75%, 09/08/11	$407,172

		Automotive Parts—0.3%
Baa2	1,100	Autozone, Inc., Sr. Unsec’d. Notes 6.95%, 06/15/16	1,270,681

		Computer Services & Software—0.4%
A2	1,200	Electronic Data Systems LLC, Sr. Unsec’d. Notes 6.00%, 08/01/13	1,328,592

		Construction—0.4%
B1	1,600	Pulte Group, Inc., Gtd. Notes 6.25%, 02/15/13	1,666,000

		Electronic Components
Aa2	100	General Electric Co., Sr. Unsec’d. Notes 5.25%, 12/06/17	110,721

		Financial—Bank & Trust—13.4%
A2	500	American Express Bank FSB, Sr. Unsec’d. Notes 5.50%, 04/16/13	537,551
A2	1,200	Bank of America Corp., Sr. Unsec’d. Notes 0.541%(c), 10/14/16	1,129,790
A2	800	7.625%, 06/01/19	943,958
A2	300	Sr. Unsec’d. Notes, MTN 5.65%, 05/01/18	319,515
Baa1	5,700	Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) 6.05%, 12/04/17	6,060,719
A3	6,300	Citigroup, Inc., Sr. Unsec’d. Notes 5.50%, 04/11/13	6,743,955
Aaa	4,500	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, Gtd. Notes (Netherlands) 4.50%, 01/11/21	4,621,793
Aaa	3,000	DnB NOR Boligkreditt, Covered Bonds, 144A (Norway) 2.90%, 03/29/16	3,015,663
A1	2,600	Export-Import Bank of Korea, Sr. Unsec’d. Notes (South Korea) 8.125%, 01/21/14	2,987,717

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	73

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial—Bank & Trust (continued)
Aaa	EUR	600	Fortis Bank Nederland NV, Gov’t. Liquid Gtd. Notes, MTN (Netherlands) 1.509%(c), 06/10/11	$888,112
A1		$300	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 6.15%, 04/01/18	331,860
A1		1,100	6.25%, 09/01/17	1,224,447
A1		400	Sr. Unsec’d. Notes, MTN 0.674%(c), 07/22/15	390,325
A1		1,900	HSBC Bank USA NA, Sub. Notes 4.875%, 08/24/20	1,891,285
Aa3		400	JPMorgan Chase & Co., Sr. Unsec’d. Notes 4.25%, 10/15/20	388,924
NR		3,500	Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN 5.625%, 01/24/13	901,250
NR		900	6.875%, 05/02/18	234,000
Aa3		3,000	Lloyds TSB Bank PLC, (United Kingdom) Bank Gtd. Notes, 144A, MTN 4.375%, 01/12/15	3,102,057
Aaa	EUR	400	Gov’t. Liquid Gtd. Notes, MTN 1.322%(c), 06/09/11	592,175
Ba1		3,100	Jr. Sub. Notes, 144A 12.00%(c), 12/29/49	3,658,536
Aa3		5,100	Royal Bank of Scotland PLC (The), Gtd. Notes (United Kingdom) 5.625%, 08/24/20	5,232,513
Aa3		3,300	UBS AG, Sr. Unsec’d. Notes, MTN (Switzerland) 1.413%(c), 02/23/12	3,325,394

				48,521,539

			Financial Services—8.7%
			Ally Financial, Inc., Gtd. Notes
B1		3,600	8.00%, 03/15/20 Sr. Unsec’d. Notes	4,045,500
B1		100	8.00%, 11/01/31	111,734
Aa2		700	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	764,403

See Notes to Financial Statements.

74	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Financial Services (continued)
A3		$400	CitiFinancial, Inc., Sr. Unsec’d. Notes 6.625%, 06/01/15	$437,769
Ba3		800	El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A 7.75%, 07/15/11	808,160
Ba2		2,000	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes 5.625%, 09/15/15	2,125,660
Ba2		1,100	7.00%, 10/01/13	1,192,005
Aa2		1,700	General Electric Capital Corp., Sr. Unsec’d. Notes, MTN 0.609%(c), 06/20/14	1,661,869
Aa3	GBP	400	Sub. Notes, 144A 6.50%(c), 09/15/67	654,774
Ba3		1,900	International Lease Finance Corp., Sr. Sec’d. Notes, 144A 7.125%, 09/01/18	2,042,500
B1	EUR	1,300	Sr. Unsec’d. Notes 1.468%(c), 08/15/11	1,897,318
A2	EUR	1,200	Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN 6.75%, 05/21/13	1,887,067
A2		3,500	Morgan Stanley, Sr. Unsec’d. Notes 1.253%(c), 04/29/13	3,504,284
A2		1,800	Sr. Unsec’d. Notes, MTN 5.75%, 10/18/16	1,960,457
A2		3,200	6.625%, 04/01/18	3,572,423
Baa1		4,200	Pearson Dollar Finance PLC, Gtd. Notes, 144A (United Kingdom) 5.70%, 06/01/14	4,601,205
B3		100	Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN 5.40%, 12/01/15	94,000

				31,361,128

			Insurance—1.4%
Baa1		2,300	American International Group, Inc., Sr. Unsec’d. Notes 8.25%, 08/15/18	2,730,061
Baa1	EUR	600	Sr. Unsec’d. Notes, MTN 1.507%(c), 07/19/13	844,516
Baa1		1,400	5.85%, 01/16/18	1,479,402

				5,053,979

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	75

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Metals & Mining—1.0%
BBB-(d)	$3,600	Gerdau Trade, Inc., Gtd. Notes, 144A (British Virgin Islands) 5.75%, 01/30/21	$3,636,000

		Oil, Gas & Consumable Fuels—0.4%
Baa2	1,300	Suncor Energy, Inc., Sr. Unsec’d. Notes (Canada) 6.85%, 06/01/39	1,497,366

		Paper & Forest Products—1.1%
Baa3	3,600	International Paper Co., Sr. Unsec’d. Notes 5.25%, 04/01/16	3,919,003

		Pharmaceuticals—0.7%
Baa3	1,200	Cardinal Health, Inc., Sr. Unsec’d. Notes 6.00%, 06/15/17	1,343,809
Ba3	1,275	Valeant Pharmaceuticals International Gtd. Notes, 144A 6.75%, 08/15/21	1,235,157

			2,578,966

		Pipelines—0.1%
Ba3	300	El Paso Corp., Notes, MTN 7.80%, 08/01/31	342,814

		Printing & Publishing—0.3%
Baa3	1,000	Donnelley (R.R.) & Sons Co., Sr. Unsec’d. Notes 6.125%, 01/15/17	1,042,897

		Real Estate Investment Trust—1.1%
Baa3	3,700	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	3,841,040

		Retail & Merchandising—0.6%
Ba2	1,900	Limited Brands, Inc., Sr. Unsec’d. Notes 6.90%, 07/15/17	2,037,750

		Telecommunications—1.5%
Baa3	1,600	Embarq Corp., Sr. Unsec’d. Notes 6.738%, 06/01/13	1,740,555

See Notes to Financial Statements.

76	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Telecommunications (continued)
Baa3		$1,000	7.082%, 06/01/16	$1,131,184
Baa3		1,500	Qwest Corp., Sr. Unsec’d. Notes 7.625%, 06/15/15	1,713,750
B1		1,000	Sprint Capital Corp., Gtd. Notes 8.375%, 03/15/12	1,056,250

				5,641,739

			Tobacco—0.4%
Baa1		400	Altria Group, Inc., Gtd. Notes 9.70%, 11/10/18	532,591
Baa3		750	Reynolds American, Inc., Gtd. Notes 7.625%, 06/01/16	897,883

				1,430,474

			Transportation—0.5%
Baa3		1,600	CSX Corp., Sr. Unsec’d. Notes 6.25%, 03/15/18	1,845,282

			Utilities—0.8%
Baa1		2,500	Ameren Illinois Co., Sr. Sec’d. Notes 6.25%, 04/01/18	2,770,396

			TOTAL CORPORATE BONDS (cost $116,361,574)	120,855,888

			FOREIGN GOVERNMENT BONDS—6.1%
Aaa	AUD	7,000	Australia Government, Sr. Unsec’d. Notes (Australia) 4.75%, 06/15/16	7,499,951
Aaa	AUD	2,100	6.00%, 02/15/17	2,382,269
Aaa	CAD	9,900	Canadian Government, Notes (Canada) 1.50%, 03/01/12	10,480,931
Baa3	BRL	2,200	Republic of Brazil, Sr. Unsec’d. Notes (Brazil) 12.50%, 01/05/22	1,693,491

			TOTAL FOREIGN GOVERNMENT BONDS (cost $18,853,729)	22,056,642

			MUNICIPAL BONDS—4.4%

			California—0.2%
Aa1		600	East Bay Municipal Utility District Water System, Revenue Bonds 5.874%, 06/01/40	619,050

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	77

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		MUNICIPAL BONDS (continued)

		Illinois—1.7%
Aa3	$700	Chicago Transit Authority, Series A, Revenue Bonds 6.899%, 12/01/40	$721,014
Aa3	800	Chicago Transit Authority, Series B, Revenue Bonds 6.899%, 12/01/40	824,016
A1	4,700	State of Illinois, General Obligation Unlimited 2.766%, 01/01/12	4,722,419

			6,267,449

		Kentucky—1.0%
Aa3	800	Kentucky State Property & Building Commission, Revenue Bonds 4.303%, 11/01/19	774,448
Aa3	1,000	4.403%, 11/01/20	970,500
Aa3	1,900	5.373%, 11/01/25	1,860,252

			3,605,200

		New York—1.5%
Aa1	1,400	New York City Transitional Finance Authority, Revenue Bonds 4.725%, 11/01/23	1,447,488
Aa1	1,100	4.905%, 11/01/24	1,148,125
Aa1	1,100	5.075%, 11/01/25	1,159,631
Aa2	1,500	New York City Trust For Cultural Resources, Revenue Bonds 5.125%, 07/01/31	1,500,990

			5,256,234

		TOTAL MUNICIPAL BONDS (cost $15,548,351)	15,747,933

		RESIDENTIAL MORTGAGE-BACKED SECURITIES—4.3%
Ca	1,071	American Home Mortgage Assets, Series 2006-1, Class 2A1 0.403%(c), 05/25/46	633,877
AAA(d)	1	American Housing Trust, Series I, Class 5 8.625%, 08/25/18	1,108
Aaa	27	Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1 5.676%(c), 02/25/33	26,409

See Notes to Financial Statements.

78	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Caa2		$1,224	Series 2005-4, Class 3A1 5.282%(c), 08/25/35	$1,041,857
CCC(d)		1,053	Series 2007-3, Class 1A1 5.257%(c), 05/25/47	794,097
Caa1		289	Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2 2.629%(c), 05/25/35	257,531
B3		372	Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2 2.56%(c), 08/25/35	330,403
CCC(d)		1,027	Series 2007-10, Class 22AA 5.75%(c), 09/25/37	716,994
Ca		1,160	Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A 0.423%(c), 07/20/46	507,979
Ca		1,206	Series 2006-OA17, Class 1A1A 0.408%(c), 12/20/46	677,819
Aaa		538	FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1 1.712%(c), 07/25/44	540,314
B(d)		1,234	Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1 2.923%(c), 10/25/33	1,033,850
BB(d)		3	Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1 1.928%(c), 01/25/32	2,519
B2		268	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.423%(c), 02/25/36	200,690
Aaa		3,600	Permanent Master Issuer PLC, (United Kingdom) Series 2011-1A, Class 1A1, 144A 1.669%(c), 07/15/42	3,604,805
Aaa	EUR	2,500	Series 2011-1A, Class 1A3, 144A 2.617%(c), 07/15/42	3,703,835
BB(d)		19	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1 6.50%, 03/25/32	19,376
Caa3		945	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A 1.006%(c), 03/25/47	619,958
A(d)		1,171	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1 2.767%(c), 03/25/36	1,026,700

			TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $15,814,996)	15,740,121

			U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—23.1%
		23	Federal Home Loan Mortgage Corp. 2.58%(c), 01/01/24	24,383

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	79

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (continued)
$18	3.002%(c), 09/01/35	$18,445
6,236	5.50%, 06/01/31-02/01/40	6,709,681
22	7.50%, 09/01/16-07/01/17	24,714
78	Federal National Mortgage Assoc. 1.96%(c), 01/01/20	80,881
164	2.136%(c), 12/01/34	170,214
2,000	3.00%, TBA	1,966,562
3,780	3.50%, 10/01/25-02/01/26	3,831,684
58	3.754%(c), 05/01/36	58,524
33,280	4.00%, 05/01/13-04/01/41	33,631,123
31,503	4.50%, 01/01/13-04/01/39	32,840,393
3,000	4.50%, TBA	3,086,718
850	5.50%, 07/01/32-04/01/36	918,343
71	Government National Mortgage Assoc. 2.125%, 10/20/26-11/20/29	74,071
51	2.625%, 07/20/22-07/20/27	51,688
71	3.375%, 02/20/17-02/20/26	73,396
41	8.50%, 06/15/30-08/20/30	50,149

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $83,061,113)	83,610,969

	U.S. TREASURY OBLIGATIONS—7.2%
400	U.S. Treasury Bonds 4.375%, 02/15/38	399,750
800	6.25%, 08/15/23	1,004,625
4,200	7.50%, 11/15/24	5,862,940
1,700	7.625%, 11/15/22	2,358,485
2,100	U.S. Treasury Inflationary Indexed Bonds, TIPS 1.125%, 01/15/21	2,203,223
200	U.S. Treasury Notes 2.375%, 08/31/14	207,703
200	2.50%, 04/30/15(h)	207,719
1,050	2.625%, 11/15/20	993,399
12,700	2.875%, 03/31/18	12,878,587

	TOTAL U.S. TREASURY OBLIGATIONS (cost $25,787,082)	26,116,431

	TOTAL LONG-TERM INVESTMENTS (cost $287,321,705)	296,305,404

	SHORT-TERM INVESTMENTS—19.0%

	U.S. TREASURY OBLIGATIONS(n)—11.8%
4,000	U.S. Treasury Bills 0.14%, 09/08/11	3,999,040
200	0.156%, 08/25/11	199,967

See Notes to Financial Statements.

80	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION		VALUE (NOTE 1)
	U.S. TREASURY OBLIGATIONS(n) (continued)
$5,100	0.164%, 09/01/11		$5,098,965
7,100	0.17%, 08/04/11		7,099,169
24,500	0.175%, 08/11/11(h)(k)		24,496,570
170	0.18%, 07/14/11(h)		169,991
1,400	0.186%, 06/23/11		1,399,930
280	0.186%, 06/16/11		279,982

	TOTAL U.S. TREASURY OBLIGATIONS (cost $42,729,777)		42,743,614

	REPURCHASE AGREEMENT(m)—5.0%
18,000	JPMorgan Securities LLC, 0.05%. dated 04/29/11, due 05/02/11 in the amount of $18,000,075. (cost $18,000,000)		18,000,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS(n)—1.7%
2,700	Federal National Mortgage Assoc. 0.07%, 06/20/11		2,699,742
3,600	0.08%, 07/21/11		3,599,680

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $6,299,103)		6,299,422

SHARES	AFFILIATED MONEY MARKET MUTUAL FUND—0.5%
1,652,978	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund; Note 3 (cost $1,652,978)(w)		1,652,978

	TOTAL SHORT-TERM INVESTMENTS (cost $68,681,858)		68,696,014

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT—100.9% (cost $356,003,563; Note 5)		365,001,418

NOTIONAL AMOUNTS (000)#	OPTIONS WRITTEN—(0.3%)	COUNTERPARTY

	Call Options—(0.2)%
$41,000	90 Day Euro Dollar Futures, expiring 09/19/11, Strike Price $99.38		(30,494)
7,300	10 Year U.S. Treasury Note Futures, expiring 05/20/11, Strike Price $121.00		(52,469)
1,800	expiring 05/20/11, Strike Price $122.00		(5,344)
15,000	expiring 06/24/11, Strike Price $121.00		(79,687)
25,500	Option on 2 year swap rate,(q) expiring 11/14/11, Strike Price $—	Morgan Stanley	(437,473)

			(605,467)

	Put Options—(0.1%)
41,000	90 Day Euro Dollar Futures, expiring 09/19/11, Strike Price $99.38		(2,819)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	81

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

NOTIONAL AMOUNTS (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN (continued)

	Put Options (continued)
$7,700	5 Year CDX North America IG 16, expiring 09/21/11, Strike Price $1.20	Barclays Capital Group	$(15,530)
10,300	expiring 12/21/11, Strike Price $1.20	Morgan Stanley	(42,115)
9,100	10 Year U.S. Treasury Note Futures, expiring 05/20/11, Strike Price $117.00		(1,422)
15,000	expiring 06/24/11, Strike Price $117.00		(42,187)
3,500	Interest Rate Swap Options, Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(30,444)
4,300	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(29,215)
5,200	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(35,330)
4,600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(31,253)
600	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(4,077)
200	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Barclays Capital Group	(3)
100	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Credit Suisse First Boston Corp.	(2)
4,700	Receive a fixed rate of 10.00% and pay a floating rate based on 3-month LIBOR, expiring 07/10/12	Morgan Stanley	(78)
6,700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(59,629)
6,100	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(54,289)
3,900	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	(34,709)

See Notes to Financial Statements.

82	THE TARGET PORTFOLIO TRUST

NOTIONAL AMOUNTS (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN (continued)

	Put Options (continued)
$2,600	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	UBS Securities	$(23,140)

			(406,242)

	TOTAL OPTIONS WRITTEN (premiums received $920,251)		(1,011,709)

PRINCIPAL AMOUNT (000)#	SECURITIES SOLD SHORT—(8.8%)

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
	Federal Home Loan Mortgage Corp.
6,000	5.50%, TBA		(6,428,436)
	Federal National Mortgage Assoc.
3,000	3.50%, TBA		(3,036,093)
13,000	4.50%, TBA		(13,719,056)
8,000	5.50%, TBA		(8,582,496)

	TOTAL SECURITIES SOLD SHORT (proceeds received $31,520,625)		(31,766,081)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN AND SECURITIES SOLD SHORT—91.8% (cost $323,562,687; Note 5)		332,223,628
	Other assets in excess of other liabilities(x)—8.2%		29,550,117

	NET ASSETS—100%		$361,773,745

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDX—Credit Derivative Index

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NR—Not Rated by Moodys or Standard & Poor’s

TBA—To Be Announced

TIPS—Treasury Inflation Protected Securities

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CNY—Chinese Yuan

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	83

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MYR—Malaysian Ringgit

NOK—Norwegian Krone

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Other assets in excess of other liabilities includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
433	90 Day Euro Dollar	Dec 11	$107,500,675	$107,752,050	$251,375
116	90 Day Euro Dollar	Mar 12	28,741,338	28,821,650	80,312
6	90 Day Euro Dollar	Mar 14	1,454,550	1,458,300	3,750
345	90 Day Euro Euribor	Jun 11	125,941,013	125,756,499	(184,514)
22	90 Day Sterling	Jun 11	4,542,452	4,554,395	11,943
47	2 Year Euro-Schatz	Jun 11	7,456,373	7,469,948	13,575
18	5 Year U.S. Treasury Notes	Jun 11	2,117,531	2,132,437	14,906

					$191,347

(1)	Cash of $16,000 and U.S. Treasury Securities with a market value of $326,232 has been segregated to cover requirements for open futures contracts at April 30, 2011.

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/11	UBS Securities	BRL	2,541	$1,592,147	$1,611,807	$19,660
Canadian Dollar,
Expiring 06/20/11	Royal Bank of Canada	CAD	488	495,032	515,110	20,078
Chinese Yuan,
Expiring 06/15/11	Hong Kong & Shanghai Bank	CNY	2,986	449,000	462,083	13,083
Expiring 09/14/11	Citigroup Global Markets	CNY	1,248	188,000	194,447	6,447

See Notes to Financial Statements.

84	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2011 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 09/14/11	Royal Bank of Scotland	CNY	776	$117,000	$120,830	$3,830
Expiring 09/14/11	UBS Securities	CNY	1,863	281,000	290,198	9,198
Expiring 11/04/11	Deutsche Bank	CNY	2,943	461,000	460,087	(913)
Expiring 11/15/11	Deutsche Bank	CNY	2,589	391,000	405,083	14,083
Expiring 02/13/12	Barclays Capital Group	CNY	7,579	1,178,220	1,194,838	16,618
Expiring 02/13/12	Barclays Capital Group	CNY	3,197	495,753	503,917	8,164
Expiring 02/13/12	Citigroup Global Markets	CNY	6,222	968,274	980,862	12,588
Expiring 02/13/12	Citigroup Global Markets	CNY	4,379	680,286	690,363	10,077
Expiring 02/13/12	Citigroup Global Markets	CNY	3,046	472,412	480,118	7,706
Expiring 02/13/12	Deutsche Bank	CNY	3,029	470,186	477,559	7,373
Expiring 02/13/12	Deutsche Bank	CNY	2,916	452,501	459,632	7,131
Expiring 02/13/12	Deutsche Bank	CNY	1,677	258,269	264,314	6,045
Expiring 02/13/12	JPMorgan Chase	CNY	3,691	574,000	581,915	7,915
Expiring 02/13/12	JPMorgan Chase	CNY	3,084	478,654	486,197	7,543
Expiring 02/13/12	UBS Securities	CNY	2,435	378,083	383,803	5,720
Expiring 02/01/13	Deutsche Bank	CNY	4,875	770,188	785,079	14,891
Expiring 02/01/13	Deutsche Bank	CNY	2,851	453,022	459,154	6,132
Euro,
Expiring 07/18/11	Barclays Capital Group	EUR	230	332,604	339,882	7,278
Indian Rupee,
Expiring 05/09/11	Barclays Capital Group	INR	50,713	1,094,594	1,144,645	50,051
Expiring 08/12/11	Barclays Capital Group	INR	82,827	1,765,273	1,833,258	67,985
Expiring 08/12/11	Hong Kong & Shanghai Bank	INR	50,713	1,122,953	1,122,456	(497)
Mexican Peso,
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	10,150	869,000	875,952	6,952
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	10,140	869,000	875,052	6,052
Expiring 07/07/11	Morgan Stanley	MXN	11,817	1,013,000	1,019,819	6,819
Expiring 07/07/11	Morgan Stanley	MXN	10,143	869,000	875,299	6,299
New Taiwanese Dollar,
Expiring 01/11/12	Barclays Capital Group	TWD	80,103	2,794,924	2,815,124	20,200
Norwegian Krone,
Expiring 05/05/11	Barclays Capital Group	NOK	12,162	2,161,492	2,317,252	155,760
Expiring 05/05/11	Barclays Capital Group	NOK	8,113	1,408,421	1,545,787	137,366
Expiring 05/05/11	Royal Bank of Canada	NOK	1,342	236,603	255,694	19,091
Singapore Dollar,
Expiring 06/09/11	Deutsche Bank	SGD	1,540	1,180,420	1,258,114	77,694
Expiring 06/09/11	Deutsche Bank	SGD	851	654,118	695,290	41,172
Expiring 06/09/11	Goldman Sachs & Co.	SGD	1,987	1,551,125	1,623,338	72,213
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	948,275	830,000	884,269	54,269
Expiring 05/09/11	Barclays Capital Group	KRW	188,400	167,720	175,683	7,963
Expiring 05/09/11	Citigroup Global Markets	KRW	729,700	646,038	680,447	34,409
Expiring 05/09/11	Citigroup Global Markets	KRW	657,000	585,666	612,654	26,988
Expiring 05/09/11	Citigroup Global Markets	KRW	450,000	401,786	419,626	17,840
Expiring 05/09/11	Deutsche Bank	KRW	851,163	745,000	793,711	48,711
Expiring 05/09/11	Goldman Sachs & Co.	KRW	151,857	133,818	141,607	7,789
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	355,000	316,230	331,038	14,808
Expiring 05/09/11	JPMorgan Chase	KRW	2,504,594	2,162,488	2,335,540	173,052
Expiring 05/09/11	JPMorgan Chase	KRW	819,900	722,995	764,559	41,564
Expiring 05/09/11	Royal Bank of Scotland	KRW	713,000	630,221	664,874	34,653

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	85

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2011 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Expiring 08/12/11	JPMorgan Chase	KRW	8,368,888	$7,620,897	$7,755,433	$134,536

				$44,489,413	$45,963,799	$1,474,386

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/31/11	Royal Bank of Canada	AUD	9,129	$9,837,794	$9,964,536	$(126,742)
Brazilian Real,
Expiring 06/02/11	Citigroup Global Markets	BRL	1,384	816,816	877,677	(60,861)
Expiring 06/02/11	Royal Bank of Canada	BRL	800	470,000	507,404	(37,404)
Expiring 06/02/11	UBS Securities	BRL	357	210,000	226,726	(16,726)
Expiring 08/02/11	UBS Securities	BRL	2,541	1,571,859	1,596,405	(24,546)
British Pound,
Expiring 06/13/11	Citigroup Global Markets	GBP	1,148	1,841,221	1,916,393	(75,172)
Expiring 06/13/11	Credit Suisse First Boston Corp.	GBP	1,147	1,840,201	1,914,724	(74,523)
Canadian Dollar,
Expiring 06/20/11	BNP Paribas	CAD	6,073	6,213,786	6,410,376	(196,590)
Euro,
Expiring 07/18/11	Citigroup Global Markets	EUR	2,493	3,536,124	3,684,028	(147,904)
Expiring 07/18/11	JPMorgan Chase	EUR	10,371	14,964,420	15,325,733	(361,313)
Indian Rupee, Expiring 05/09/11	Hong Kong & Shanghai Bank	INR	50,713	1,141,403	1,144,645	(3,242)
Japanese Yen,
Expiring 07/14/11	JPMorgan Chase	JPY	102,979	1,229,372	1,270,054	(40,682)
Malaysian Ringgit,
Expiring 08/11/11	Citigroup Global Markets	MYR	17	5,576	5,780	(204)
South Korean Won,
Expiring 05/09/11	JPMorgan Chase	KRW	8,368,888	7,665,572	7,804,008	(138,436)

				$51,344,144	$52,648,489	$(1,304,345)

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	12/15/17	AUD	1,900	5.50%	6 month Australian Bank Bill rate	$(37,767)	$(8,754)	$(29,013)
Deutsche Bank(1)	12/15/17	AUD	1,200	5.50%	6 month Australian Bank Bill rate	(23,853)	(4,920)	(18,933)
Barclays Bank PLC(1)	01/02/13	BRL	9,300	11.91%	Brazilian interbank lending rate	25,382	28,959	(3,577)
Barclays Bank PLC(1)	01/02/14	BRL	8,700	11.99%	Brazilian interbank lending rate	15,003	1,972	13,031

See Notes to Financial Statements.

86	THE TARGET PORTFOLIO TRUST

Interest rate swap agreements outstanding at April 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse International(1)	01/02/13	BRL	2,000	12.48%	Brazilian interbank lending rate	$13,930	$(267)	$14,197
Goldman Sachs & Co. (1)	01/02/13	BRL	700	11.93%	Brazilian interbank lending rate	2,568	(1,183)	3,751
Goldman Sachs & Co. (1)	01/02/14	BRL	11,200	11.96%	Brazilian interbank lending rate	14,648	(4,551)	19,199
Merrill Lynch & Co.(1)	01/02/14	BRL	19,600	11.86%	Brazilian interbank lending rate	(83,081)	13,619	(96,700)
Morgan Stanley & Co.(1)	01/02/13	BRL	800	12.59%	Brazilian interbank lending rate	6,679	701	5,978
UBS AG(1)	01/02/12	BRL	6,600	10.58%	Brazilian interbank lending rate	(72,414)	(41,914)	(30,500)
UBS AG(1)	01/02/12	BRL	900	11.02%	Brazilian interbank lending rate	6,097	—	6,097
UBS AG(1)	01/02/13	BRL	11,700	12.51%	Brazilian interbank lending rate	(3,813)	(10,623)	6,810
Barclays Bank PLC(1)	09/21/16	EUR	8,700	3.00%	6 month Euribor	(122,588)	(254,853)	132,265
Deutsche Bank(1)	09/21/16	EUR	1,000	3.00%	6 month Euribor	(14,090)	(29,520)	15,430
Morgan Stanley & Co.(1)	03/05/13	MXN	37,200	6.50%	28 day Mexican interbank rate	12,636	(1,342)	13,978

						$(260,663)	$(312,676)	$52,013

(1)	Portfolio pays the floating rate and receives the fixed rate.

Credit default swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(1):
Bank of America Securities LLC	03/20/17	$1,000	0.80%	Donnelley (R.R.) & Sons, 6.125%, due 01/15/17	$98,918	$—	$98,918
Bank of America Securities LLC	09/20/17	1,900	2.29%	Limited Brands, Inc., 6.90%, due 07/15/17	(37,119)	—	(37,119)
Barclays Bank PLC	06/20/15	400	0.15%	CitiFinancial, 6.625%, 06/01/15	13,351	—	13,351
Barclays Bank PLC	12/20/17	1,258	0.80%	Dow Jones CDX IG9 10Y Index	29,837	10,758	19,079
Citigroup	12/20/15	4,500	5.00%	Dow Jones CDX HY15 5Y Index	(231,323)	(151,948)	(79,375)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	87

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

Credit default swap agreements outstanding at April 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(1) (continued):
Credit Suisse International	06/20/15	$2,700	1.00%	Dow Jones CDX IG14 5Y Index	$(38,419)	$(23,941)	$(14,478)
Deutsche Bank	06/20/16	1,100	0.72%	AutoZone, Inc., 6.95%, due 06/15/16	2,085	—	2,085
Deutsche Bank	06/20/18	2,033	1.50%	Dow Jones CDX IG10 10Y Index	(37,264)	(24,047)	(13,217)
Deutsche Bank	03/20/14	700	1.25%	Embarq Corp., 7.08%, due 06/01/16	(13,942)	—	(13,942)
Deutsche Bank	03/20/14	600	1.27%	Embarq Corp., 7.08%, due 06/01/16	(12,308)	—	(12,308)
Deutsche Bank	03/20/14	600	1.43%	Embarq Corp., 7.08%, due 06/01/16	(15,084)	—	(15,084)
Deutsche Bank	09/20/16	200	0.51%	Goodrich Corp., 6.29%, due 07/01/16	903	—	903
Goldman Sachs & Co.	06/20/18	4,259	1.50%	Dow Jones CDX IG10 10Y Index	(78,078)	(119,928)	41,850
Goldman Sachs & Co.	03/20/18	1,600	1.65%	CSX Corp., 6.25%, due 03/15/18	(109,224)	—	(109,224)
Goldman Sachs & Co.	12/20/17	1,549	0.80%	Dow Jones CDX IG9 10Y Index	36,721	17,936	18,785
JPMorgan Chase	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	(361)	—	(361)
Merrill Lynch & Co.	12/20/11	363	0.00%	Dow Jones CDX HY7 Index	25,848	17,118	8,730
Morgan Stanley & Co.	06/20/18	11,035	1.50%	Dow Jones CDX IG10 10Y Index	(202,293)	(237,299)	35,006
Morgan Stanley & Co.	06/20/15	5,300	1.00%	Dow Jones CDX IG14 5Y Index	(75,414)	(47,482)	(27,932)
Morgan Stanley & Co.	12/20/15	1,300	1.00%	Dow Jones CDX IG15 5Y Index	(15,689)	(8,357)	(7,332)
Morgan Stanley & Co.	12/20/17	1,839	0.80%	Dow Jones CDX IG9 10Y Index	43,607	29,064	14,543
Morgan Stanley & Co.	03/20/14	200	1.30%	Embarq Corp., 7.08%, due 06/01/16	(4,281)	—	(4,281)
Morgan Stanley & Co.	06/20/14	4,200	0.76%	Pearson Dollar, 5.70%, due 06/01/14	(49,268)	—	(49,268)

See Notes to Financial Statements.

88	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at April 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)(2)#	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit default swaps—Buy Protection(1) (continued):
Morgan Stanley & Co.	06/20/12	$300	0.11%	Target Corp., 5.875%, due 03/01/12	$80	$—	$80
UBS AG	06/20/17	1,200	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	16,146	—	16,146
UBS AG	06/20/15	1,400	1.00%	Dow Jones CDX IG14 5Y Index	(19,921)	(11,063)	(8,858)

					$(672,492)	$(549,189)	$(123,303)

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$9,169,261	$2,096,440
Bank Loans	—	911,719	—
Corporate Bonds	—	120,855,888	—
Foreign Government Bonds	—	22,056,642	—
Municipal Bonds	—	15,747,933	—
Residential Mortgage-Backed Securities	—	15,740,121	—
U.S. Government Agency Obligations	—	6,299,422	—
U.S. Government Mortgage-Backed Obligations	—	83,610,969
U.S. Treasury Obligations	—	68,860,045	—
Repurchase Agreement	—	18,000,000
Affiliated Money Market Mutual Fund	1,652,978	—	—
Options Written	(214,422)	(359,814)	(437,473)
Securities Sold Short—U.S. Government Mortgage-Backed Obligations	—	(31,766,081)	—

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	89

Total Return Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

	Level 1	Level 2	Level 3
Other Financial Instruments*
Futures	$191,347	$—	$—
Forward foreign currency exchange contracts	—	170,041	—
Interest rate swap agreements	—	52,013	—
Credit default swap agreements	—	(123,303)	—

Total	$1,629,903	$329,224,856	$1,658,967

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of April 30, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	23.1%
U.S. Treasury Obligations	19.0
Financial—Bank & Trust	13.4
Financial Services	8.7
Foreign Government Bonds	6.1
Repurchase Agreement	5.0
Municipal Bonds	4.4
Residential Mortgage-Backed Securities	4.3
Asset-Backed Securities	3.1
U.S. Government Agency Obligations	1.7
Telecommunications	1.5
Insurance	1.4
Paper & Forest Products	1.1
Real Estate Investment Trusts	1.1
Metals & Mining	1.0
Utilities	0.8
Pharmaceuticals	0.7
Retail & Merchandising	0.6
Transportation	0.5
Affiliated Money Market Mutual Fund	0.5
Construction	0.4
Oil, Gas & Consumable Fuels	0.4
Tobacco	0.4
Computer Services & Software	0.4
Automotive Parts	0.3
Printing & Publishing	0.3
Bank Loans	0.3
Automobile Manufacturers	0.1
Pipelines	0.1
Airlines	0.1
Aerospace	0.1

100.9
Options Written and Securities Sold Short	(9.1)
Other assets in excess of other liabilities	8.2

100.0%

See Notes to Financial Statements.

90	THE TARGET PORTFOLIO TRUST

Portfolio of Investments As of April 30, 2011 (Unaudited)	Intermediate-Term Bond Portfolio

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—102.4%

		ASSET-BACKED SECURITIES—2.3%
		AMMC CDO, Series 2006-6A, Class A1A, 144A
Aaa	$500	0.537%(c), 05/03/18	$473,494
Aaa	399	Armstrong Loan Funding Ltd., Series 2008-1A, Class A, 144A 0.854%(c), 08/01/16	396,124
		BA Credit Card Trust, Series 2008-A5, Class A5
Aaa	400	1.419%(c), 12/16/13	400,882
		Ford Credit Auto Owner Trust, Series 2009-A, Class A3B
Aaa	1,113	2.719%(c), 05/15/13	1,122,695
		Securitized Asset Backed Receivables LLC Trust, Series 2007-BR5, Class A2A
B3	350	0.343%(c), 05/25/37	232,802
		SLM Student Loan Trust, Series 2008-9, Class A
Aaa	1,908	1.774%(c), 04/25/23	1,970,827

		TOTAL ASSET-BACKED SECURITIES (cost $4,657,372)	4,596,824

		BANK LOANS(c)(g)—0.8%
		CIT Group, Inc., Term 3
B1	1,000	6.25%, 08/11/15	1,013,906
		International Lease Finance, Term B2
Ba3	500	7.00%, 03/17/16	501,875

		TOTAL BANK LOANS (cost $1,510,692)	1,515,781

		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.3%
		Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A
NR	1,153	1.969%(c), 11/15/15	1,101,482
		Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A
Aaa	1,090	3.156%, 07/10/46	1,101,164
NR	600	Credit Suisse Mortgage Capital Certificates, Series 2010-RR1, Class 2A, 144A 5.695%(c), 09/15/40	650,303
		Series 2010-RR1, Class 3A, 144A
NR	600	5.802%(c), 06/10/49	645,942

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	91

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
		Series 2010-RR7, Class 2A, 144A
NR	$700	5.467%(c), 09/18/39	$732,141
		GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1
AAA(d)	24	4.229%, 12/10/37	23,970
Aaa	65	GS Mortgage Securities Corp. II, Series 2001-1285, Class A1, 144A 6.044%, 08/15/18	65,878
		Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A
Aaa	400	0.769%(c), 07/09/21	381,512

		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,495,802)	4,702,392

		CORPORATE BONDS—78.2%

		Airlines—1.1%
		Delta Air Lines, Inc.,
		Pass-Through Certificates
Baa2	395	6.20%, 07/02/18	408,165
BBB-(d)	500	7.111%, 03/18/13	508,750
BBB(d)	750	Southwest Airlines Co., First Mortgage, 144A 10.50%, 12/15/11	789,206
NR	968	United Airlines, Inc., Equipment Trust(g)(i) 10.85%, 02/19/15	481,793

			2,187,914

		Auto Manufacturers—1.1%
A3	2,300	Volkswagen International Finance NV, Gtd. Notes, 144A (Netherlands) 1.625%, 08/12/13	2,315,481

		Building & Construction—2.3%
B1	4,800	KB Home, Gtd. Notes 5.875%, 01/15/15	4,740,000

		Chemicals—1.0%
Baa3	1,200	Dow Chemical Co. (The), Sr. Unsec’d. Notes 2.50%, 02/15/16	1,175,534
Baa1	800	Potash Corp. of Saskatchewan, Inc., Sr. Unsec’d. Notes (Canada) 5.25%, 05/15/14	881,312

			2,056,846

See Notes to Financial Statements.

92	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Commercial Banks—19.4%
A2	$700	American Express Centurion Bank, Sr. Unsec’d. Notes 0.377%(c), 06/12/12	$698,077
Aa2	2,200	ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) 6.20%, 07/19/13	2,402,409
Baa2	1,100	Banco do Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil) 4.50%, 01/22/15	1,146,750
		Banco Santander Brasil SA, Sr. Unsec’d. Notes, 144A (Brazil)
NR	1,800	2.409%(c), 03/18/14	1,808,311
Baa2	300	4.25%, 01/14/16	300,000
Aa3	1,200	Banco Santander Chile, Sr. Unsec’d. Notes, 144A (Chile) 1.524%(c), 04/20/12	1,199,819
Aa3	500	3.75%, 09/22/15	503,304
Baa2	800	Banco Votorantim Nassau, Sr. Notes, 144A (Brazil) 3.308%(c), 03/28/14	800,640
Baa2	1,100	Banco Votorantim SA, Sr. Unsec’d. Notes, 144A (Brazil) 5.25%, 02/11/16	1,115,179
A2	600	Bank of America Corp., Sr. Unsec’d. Notes 0.81%(c), 09/11/12	599,452
A2	2,000	Sr. Unsec’d. Notes, MTN 0.64%(c), 09/15/14	1,958,594
Aa2	1,000	Bank of Tokyo-Mitsubishi UFJ Ltd., Sr. Unsec’d. Notes, 144A (Japan) 2.60%, 01/22/13	1,019,879
Aa3	2,300	Barclays Bank PLC, Sr. Unsec’d. Notes (United Kingdom) 5.45%, 09/12/12	2,437,740
Aaa	1,200	Canadian Imperial Bank of Commerce, Covered Bonds, 144A (Canada) 2.60%, 07/02/15	1,220,646
B3	400	CIT Group, Inc., Sec’d. Notes, 144A 5.25%, 04/01/14	409,660
Aa1	1,400	Commonwealth Bank of Australia, Sr. Unsec’d. Notes, 144A (Australia) 0.859%(c), 03/19/13	1,402,591
Aa1	1,000	3.50%, 03/19/15	1,034,633
A1	2,900	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes 7.50%, 02/15/19	3,443,704

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	93

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Commercial Banks (continued)
Aa3		$3,200	ING Bank NV, Sr. Notes, 144A (Netherlands) 1.596%(c), 10/18/13	$3,224,822
A1		600	Korea Development Bank, Sr. Unsec’d. Notes (South Korea) 5.75%, 09/10/13	649,610
BB+(d)	GBP	963	LBG Capital No.2 PLC, Bank Gtd. Notes (United Kingdom) 9.334%, 02/07/20	1,656,795
Aa2		1,600	Nordea Bank AB, Sr. Unsec’d. Notes, 144A (Sweden) 1.181%(c), 01/14/14	1,615,000
Aaa	DKK	13,000	Nykredit Realkredit A/S, Covered Bonds (Denmark) 4.00%, 01/01/12	2,617,201
A2		1,200	Rabobank Nederland NV, Jr. Sub. Notes, 144A (Netherlands) 11.00%(c), 06/29/49	1,566,000
Aa3		1,200	Royal Bank of Scotland Group PLC (The), Gtd. Notes (United Kingdom) 2.733%(c), 08/23/13	1,237,526
Ba2		1,100	Sub. Notes (United Kingdom) 5.05%, 01/08/15	1,114,830
Aaa		1,200	Sparebanken 1 Boligkreditt, Covered Bonds, 144A (Norway) 1.25%, 10/25/14	1,194,967
Aaa		1,200	Toronto-Dominion Bank (The), Covered Bonds, 144A (Canada) 2.20%, 07/29/15	1,201,674

				39,579,813

			Diversified Financial Services—20.3%
A1		2,300	Allstate Life Global Funding Trusts, Sr. Sec’d. Notes, MTN 5.375%, 04/30/13	2,488,517
			Ally Financial, Inc., Gtd. Notes
B1		800	6.00%, 12/15/11	817,000
			Gtd. Notes, 144A
B1		1,500	6.25%, 12/01/17	1,563,750
			American Express Bank FSB, Sr. Unsec’d. Notes
A2		500	5.50%, 04/16/13	537,551

See Notes to Financial Statements.

94	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			CORPORATE BONDS (continued)

			Diversified Financial Services (continued)
			American Express Credit Corp., Sr. Unsec’d. Notes, MTN
A2		$1,800	5.875%, 05/02/13	$1,949,238
			Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, MTN
Aa3		1,000	6.95%, 08/10/12	1,075,499
			BNP Paribas Home Loan SA, Covered Bonds, 144A (France)
Aaa		2,500	2.20%, 11/02/15	2,428,295
			BRFkredit A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa		1,000	0.528%(c), 04/15/13	1,000,342
			Capital One Bank USA NA, Sub. Notes
Baa1		2,300	6.50%, 06/13/13	2,521,357
			Cie De Financement Foncier, Covered Bonds, 144A (France)
Aaa		2,500	1.625%, 07/23/12	2,525,182
			Citigroup, Inc., Sr. Unsec’d. Notes
A3		1,200	5.50%, 04/11/13	1,284,563
A3		2,200	6.50%, 08/19/13	2,417,301
			Countrywide Financial Corp., Gtd. Notes, MTN
A2		700	0.751%(c), 05/07/12	700,018
A2		500	5.80%, 06/07/12	525,204
			Credit Agricole SA, Notes, 144A (France)
Aa1		600	0.654%(c), 02/02/12	598,533
			Credit Suisse, Sr. Unsec’d. Notes, MTN (Switzerland)
Aa1		750	3.50%, 03/23/15	777,141
Aa1		2,200	5.00%, 05/15/13	2,358,006
			Danfin Funding Ltd., Gov’t. Liquid Gtd. Notes, 144A (Ireland)
Aaa		1,200	0.976%(c), 07/16/13	1,198,760
			Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes
Ba2		200	7.50%, 08/01/12	212,211
Ba2		2,100	9.875%, 08/10/11	2,143,676
			General Electric Capital Corp., Sub. Notes, 144A
Aa3	EUR	1,000	5.50%(c), 09/15/67	1,392,283
			HSBC Finance Corp., Sr. Unsec’d. Notes
A3		400	0.544%(c), 04/24/12	399,621

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	95

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Diversified Financial Services (continued)
A3	$3,200	0.66%(c), 09/14/12	$3,188,886
A3	300	0.741%(c), 06/01/16	287,735
		Lehman Brothers Holdings, Inc.,(i) Sr. Unsec’d. Notes, MTN
NR	1,800	2.85%, 12/23/24	459,000
NR	600	5.625%, 01/24/13	154,500
		MassMutual Global Funding II, Sr. Sec’d. Notes, 144A
Aa2	1,200	2.875%, 04/21/14	1,241,334
		Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN
A2	1,400	6.15%, 04/25/13	1,517,193
A2	1,600	Morgan Stanley, Sr. Unsec’d. Notes, MTN 6.00%, 04/28/15	1,764,562
Aaa	1,900	Stadshypotek AB, Covered Bonds, 144A (Sweden) 0.857%(c), 09/30/13	1,900,100

			41,427,358

		Electric—2.1%
Ba1	1,200	CMS Energy Corp., Sr. Unsec’d. Notes 4.25%, 09/30/15	1,227,305
Aa3	500	Dayton Power & Light Co. (The), First Mortgage 5.125%, 10/01/13	543,664
A2	2,300	Public Service Electric & Gas Co., Sec’d. Notes, MTN 5.30%, 05/01/18	2,555,240

			4,326,209

		Electric-Integrated—0.9%
Baa3	1,200	Entergy Corp., Sr. Unsec’d. Notes 3.625%, 09/15/15	1,194,690
Baa1	600	Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A(g) 2.50%, 08/15/15	591,938

			1,786,628

See Notes to Financial Statements.

96	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Electronics —0.6%
Baa2	$1,200	Agilent Technologies, Inc., Sr. Unsec’d. Notes 2.50%, 07/15/13	$1,218,914

		Financial-Bank & Trust—4.7%
Aa1	2,000	Dexia Credit Local SA, Gov’t. Liquid Gtd. Notes, 144A (France) 0.71%(c), 03/05/13	1,991,922
Aa1	2,000	0.753%(c), 04/29/14	1,991,980
Aa1	3,000	Dexia Credit Local, Gov’t. Liquid Gtd. Notes, 144A (France) 0.535%(c), 01/12/12	2,997,078
Aa2	400	Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) 1.107%(c), 03/30/12	398,567
Aaa	2,200	Swedbank AB, Gov’t. Liquid Gtd. Notes, 144A (Sweden) 0.731%(c), 01/14/13	2,198,181

			9,577,728

		Food—0.6%
Baa2	1,200	WM Wrigley Jr. Co., Sec’d. Notes, 144A 2.45%, 06/28/12	1,203,912

		Healthcare-Services—0.3%
Ba3	500	HCA, Inc., Sr. Sec’d. Notes 7.25%, 09/15/20	537,500

		Hotels—0.4%
		MGM Resorts International, Sr. Sec’d. Notes
Ba3	700	9.00%, 03/15/20	780,500

		Insurance—3.5%
		American International Group, Inc., Jr. Sub. Debs.
Baa2	500	8.175%(c), 05/15/68	560,000
		Sr. Unsec’d. Notes
Baa1	160	4.25%, 05/15/13	165,918
Baa1	300	8.25%, 08/15/18	356,095
		Sr. Unsec’d. Notes, 144A
Baa1	800	3.75%, 11/30/13	820,867
		MetLife, Inc., Sr. Unsec’d. Notes
A3	1,100	1.561%(c), 08/06/13	1,114,079

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	97

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Insurance (continued)
		Monumental Global Funding III, Sr. Sec’d. Notes, 144A
A1	$1,000	0.444%(c), 01/25/13	$988,578
		Ohio National Financial Services, Inc., Sr. Notes, 144A
Baa1	1,000	6.375%, 04/30/20	1,065,043
		Sun Life Financial Global Funding LP, Gtd. Notes, 144A
A1	2,200	0.547%(c), 10/06/13	2,181,610

			7,252,190

		Investment Company—1.0%
		FIH Erhvervsbank A/S, Gov’t. Liquid Gtd. Notes, 144A (Denmark)
Aaa	2,000	0.68%(c), 06/13/13	1,998,074

		Media —3.4%
		Charter Communications Operating LLC/Charter Communications Operating Capital, Sec’d. Notes, 144A
Ba3	1,200	8.00%, 04/30/12	1,260,000
		NBC Universal Media LLC, Sr. Unsec’d. Notes, 144A
Baa2	1,200	4.375%, 04/01/21	1,171,200
		Pearson Dollar Finance Two PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	850	5.50%, 05/06/13	913,020
		Reed Elsevier Capital, Inc., Gtd. Notes
Baa1	800	7.75%, 01/15/14	915,667
		Vivendi SA, Sr. Unsec’d. Notes, 144A (France)
Baa2	2,500	5.75%, 04/04/13	2,686,508

			6,946,395

		Metals & Mining—1.9%
		Anglo American Capital PLC, Gtd. Notes, 144A (United Kingdom)
Baa1	1,200	2.15%, 09/27/13	1,214,236
		AngloGold Ashanti Holdings PLC, Gtd. Notes (United Kingdom)
Baa3	600	5.375%, 04/15/20	617,056
		CSN Resources SA, Gtd. Notes, 144A (Luxembourg)
Ba1	800	6.50%, 07/21/20	850,000

See Notes to Financial Statements.

98	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Metals & Mining (continued)
		Teck Resources Ltd., Gtd. Notes (Canada)
Baa2	$1,200	4.50%, 01/15/21	$1,216,231

			3,897,523

		Oil, Gas & Consumable Fuels—4.4%
		Cenovus Energy, Inc., Sr. Unsec’d. Notes (Canada)
Baa2	1,100	4.50%, 09/15/14	1,191,063
Baa2	400	Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A 4.00%, 07/15/15	417,418
Baa2	600	5.45%, 07/15/20	635,545
		Gazprom Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A (Luxembourg)
Baa1	1,200	5.092%, 11/29/15	1,252,200
		Noble Holding International Ltd., Gtd. Notes (Cayman Islands)
Baa1	400	3.45%, 08/01/15	412,666
		Petrobras International Finance Co.,
		Gtd. Notes (Cayman Islands)
Baa1	800	7.875%, 03/15/19	944,144
Baa1	500	8.375%, 12/10/18	604,976
		Petroleos Mexicanos, Gtd. Notes (Mexico)
Baa1	1,200	5.50%, 01/21/21	1,229,400
		Shell International Finance BV, Gtd. Notes (Netherlands)
Aa1	1,200	3.10%, 06/28/15	1,244,767
Aa1	1,000	Total Capital SA, Gtd. Notes (France) 3.00%, 06/24/15	1,032,068

			8,964,247

		Pipelines—2.7%
Baa2	2,400	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes 5.80%, 03/01/21	2,621,460
Ba1	250	NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A 7.119%, 12/15/17	274,562
Baa2	1,075	Spectra Energy Capital LLC, Sr. Unsec’d. Notes 5.50%, 03/01/14	1,174,468
A3	1,500	TransCanada Pipelines Ltd., Sr. Unsec’d. Notes (Canada) 3.80%, 10/01/20	1,465,464

			5,535,954

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	99

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		CORPORATE BONDS (continued)

		Real Estate Investment Trusts—1.0%
Baa3	$750	Goodman Funding Pty Ltd., Gtd. Notes, 144A (Australia) 6.375%, 11/12/20	$778,589
Baa3	1,200	Ventas Realty LP, Gtd. Notes 6.75%, 04/01/17	1,276,146

			2,054,735

		Savings & Loan—1.1%
Aaa	2,300	Nationwide Building Society, Gov’t. Liquid Gtd. Notes, 144A (United Kingdom) 0.494%(c), 05/17/12	2,297,279

		Software—0.6%
A2	1,200	Oracle Corp., Sr. Notes, 144A 3.875%, 07/15/20	1,188,497

		Telecommunications—3.2%
A2	600	America Movil Sab de CV, Gtd. Notes (Mexico) 3.625%, 03/30/15	624,390
A2	675	Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes 5.55%, 02/01/14	744,211
Baa2	1,680	Rogers Communications, Inc., Gtd. Notes (Canada) 6.375%, 03/01/14	1,893,948
Baa2	1,600	Telecom Italia Capital SA, Gtd. Notes (Luxembourg) 0.886%(c), 07/18/11	1,600,728
Baa2	500	6.175%, 06/18/14	545,320
Baa1	1,247	Telefonica Emisiones SAU, Gtd. Notes (Spain) 0.641%(c), 02/04/13	1,237,068

			6,645,665

		Tobacco—0.6%
Baa1	1,000	Altria Group, Inc., Gtd. Notes 8.50%, 11/10/13	1,167,739

		TOTAL CORPORATE BONDS (cost $156,978,732)	159,687,101

		FOREIGN GOVERNMENT BONDS—2.2%
Aaa	1,000	Kommunalbanken AS, Sr. Unsec’d. Notes (Norway) 1.75%, 10/05/15	985,087

See Notes to Financial Statements.

100	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			FOREIGN GOVERNMENT BONDS (continued)
Aaa	NOK	3,000	Norway Government, Bonds (Norway) 6.50%, 05/15/13	$615,576
Baa3		1,500	Republic of Panama, Sr. Unsec’d. Notes (Panama) 9.375%, 04/01/29	2,140,590
A3		750	Republic of South Africa, Sr. Unsec’d. Notes (South Africa) 5.875%, 05/30/22	808,125

			TOTAL FOREIGN GOVERNMENT BONDS (cost $3,842,205)	4,549,378

			MUNICIPAL BONDS—2.7%

			California—0.4%
Baa3		800	Tobacco Securitization Authority of Southern California, Revenue Bonds 5.00%, 06/01/37	516,968
Aa2		325	University of California, Revenue Bonds 5.035%, 05/15/21	313,378

				830,346

			Florida—0.4%
Aa2		800	County of Broward Florida, Revenue Bonds 6.206%, 10/01/30	808,000

			Illinois—0.5%
Aa3		1,000	Illinois State Toll Highway Authority, Revenue Bonds 5.293%, 01/01/24	1,000,360

			New York—1.1%
Aa1		1,100	New York City Transitional Finance Authority, Revenue Bonds 4.075%, 11/01/20	1,117,545
Aa1		1,200	5.008%, 08/01/27	1,177,788

				2,295,333

			West Virginia—0.3%
Baa3		945	Tobacco Settlement Financial Authority of West Virginia, Revenue Bonds 7.467%, 06/01/47	658,580

			TOTAL MUNICIPAL BONDS (cost $5,995,575)	5,592,619

			RESIDENTIAL MORTGAGE-BACKED SECURITIES—6.6%
A3		178	American Home Mortgage Investment Trust, Series 2004-4, Class 5A 2.433%(c), 02/25/45	162,789

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	101

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
			RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa		$243	Bank of America Funding Corp., Series 2006-A, Class 1A1 2.797%(c), 02/20/36	$228,730
NR		1,100	BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A(g) 5.25%, 04/26/37	1,017,189
A3		362	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 11A2 2.904%(c), 11/25/34	337,387
Baa2		757	Series 2004-8, Class 13A1 3.127%(c), 11/25/34	635,717
Caa3		678	Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1 4.995%(c), 11/25/36	454,052
Caa3		617	Series 2006-6, Class 32A1 5.068%(c), 11/25/36	376,772
Aaa		239	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A 2.67%(c), 12/25/35	226,773
BB+(d)		1,336	Series 2006-AR1, Class 1A1 2.63%(c), 10/25/35	1,128,583
AAA(d)		65	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1 6.25%, 12/25/33	66,580
Aa3		120	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A 6.50%(c), 01/25/34	121,620
B2		734	Series 2004-25, Class 1A1 0.543%(c), 02/25/35	551,871
Aaa		19	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1 6.50%, 04/25/33	19,468
Aa1	EU	R 800	EMF-NL, Series 2008-APRX, Class A2 (Netherlands) 2.132%(c), 04/17/41	931,435
Aaa		87	Federal Home Loan Mortgage Corp., Series 2892, Class BL 5.00%, 01/15/18	88,413
Aaa		1,604	Series 3346, Class FA 0.449%(c), 02/15/19	1,602,130
Aaa		66	Federal National Mortgage Assoc., Series 2006-67, Class PA 5.50%, 03/25/28	66,191

See Notes to Financial Statements.

102	THE TARGET PORTFOLIO TRUST

MOODY’S RATINGS†	PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
		RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Aaa	$248	FHLMC Structured Pass-Through Securities, Series T-59, Class 1A 2 7.00%, 10/25/43	$287,289
Aaa	739	Series T-75, Class A1 0.29%(c), 12/25/36	734,343
Aaa	57	Government National Mortgage Assoc., Series 1995-2, Class KQ 8.50%, 03/20/25	64,165
Aaa	73	Series 2000-9, Class FG 0.816%(c), 02/16/30	73,359
Aaa	107	Series 2000-9, Class FH 0.716%(c), 02/16/30	107,593
Aaa	217	Series 2000-11, Class PH 7.50%, 02/20/30	231,815
Aaa	154	Granite Master Issuer PLC, Series 2006-3, Class A7 (United Kingdom) 0.313%(c), 12/20/54	146,297
Caa2	393	Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1 0.443%(c), 06/25/45	251,930
Aaa	337	GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1 2.794%(c), 09/25/35	324,998
B2	322	Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A 0.423%(c), 02/25/36	240,829
A1	257	MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A 1.244%(c), 10/25/35	219,713
Aaa	2,113	NCUA Guaranteed Notes, Series 2010-R2, Class 1A 0.61%(c), 11/06/17	2,113,275
Aaa	370	Sequoia Mortgage Trust, Series 10, Class 2A1 0.973%(c), 10/20/27	335,712
Baa2	117	Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1 0.464%(c), 07/19/35	83,874
BBB(d)	37	Structured Asset Securities Corp., Series 2001-21A, Class 1A1 2.314%(c), 01/25/32	31,886
Baa2	289	Washington Mutual, Inc., Mortgage Pass-Through Certificates, Series 2002-AR6, Class A 1.706%(c), 06/25/42	237,369
B2	16	Series 2002-AR9, Class 1A 1.706%(c), 08/25/42	14,557

		TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $14,672,428)	13,514,704

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	103

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	U.S. GOVERNMENT AGENCY OBLIGATIONS—0.3%
	Small Business Administration Participation Certificates, Series 2008-20A, Class 1
$179	5.17%, 01/01/28	$193,700
	Series 2008-20D, Class 1
359	5.37%, 04/01/28	393,629

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $566,388)	587,329

	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—1.4%
	Federal National Mortgage Assoc.
100	2.435%(c), 07/01/25	101,005
2,000	3.50%, TBA	1,906,562
58	3.625%(c), 08/01/24	59,878
5	5.071%(c), 12/01/30	5,443
	Government National Mortgage Assoc.
51	2.125%, 10/20/24-12/20/26	52,977
166	2.625%, 08/20/26-07/20/30	172,234
300	3.25%(c), 03/20/30	311,698
268	3.375%, 05/20/23-06/20/27	279,440

	TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $2,818,940)	2,889,237

	U.S. TREASURY OBLIGATIONS—5.6%
	U.S. Treasury Inflationary Indexed Bonds(k)
200	3.00%, 07/15/12	263,250
	U.S. Treasury Notes
11,200	2.00%, 04/30/16	11,213,104

	TOTAL U.S. TREASURY OBLIGATIONS (cost $11,463,706)	11,476,354

	TOTAL LONG-TERM INVESTMENTS (cost $207,001,840)	209,111,719

	SHORT-TERM INVESTMENTS—3.6%

	CERTIFICATE OF DEPOSITS(n)—2.2%
	Banco Brasil (Brazil)
2,200	1.80%, 02/15/14	2,197,235
	Itau Unibanco
2,200	1.65%, 02/06/12	2,172,335

	TOTAL CERTIFICATES OF DEPOSIT (cost $4,372,225)	4,369,570

See Notes to Financial Statements.

104	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	REPURCHASE AGREEMENTS(m)—0.7%
$500	Barclays Capital, Inc., 0.03%, dated 04/29/11, due 05/02/11 in the amount of $500,001	$500,000
1,000	Morgan Stanley Co. Inc., 0.04%, dated 04/29/11, due 05/02/11 in the amount of $1,000,003	1,000,000

	TOTAL REPURCHASE AGREEMENTS (cost $1,500,000)	1,500,000

	U.S. TREASURY OBLIGATIONS(h)(k)(n)—0.2%
	U.S. Treasury Bills
270	0.133%, 09/15/11	269,926
31	0.158%, 09/15/11	30,992

	TOTAL U.S. TREASURY OBLIGATIONS (cost $300,832)	300,918

SHARES

	AFFILIATED MONEY MARKET MUTUAL FUND—0.5%
1,065,192	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $1,065,192)(w)	1,065,192

	TOTAL SHORT-TERM INVESTMENTS (cost $7,238,249)	7,235,680

	TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—106.0% (cost $214,240,089; Note 5)	216,347,399

NOTIONAL AMOUNTS (000)#	OPTIONS WRITTEN*—(0.2%)	COUNTERPARTY
	Put Options
$ 9,000	Interest Rate Swap Options, Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(78,285)
5,400	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Bank of America	(36,689)
3,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Barclays Capital Group	(20,383)
5,100	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Citigroup Global Markets	(34,650)
1,000	Receive a fixed rate of 3.00% and pay a floating rate based on 3-month LIBOR, expiring 06/18/12	Deutsche Bank	(6,794)
3,200	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Bank of America	(28,479)
700	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Citigroup Global Markets	(6,230)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	105

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

NOTIONAL AMOUNTS (000)#	DESCRIPTION	COUNTERPARTY	VALUE (NOTE 1)
	OPTIONS WRITTEN* (continued)

	Put Options (continued)
$16,300	Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring 09/24/12	Morgan Stanley	$(145,067)

	TOTAL OPTIONS WRITTEN (premiums received $366,885)		(356,577)

	TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—105.8% (cost $213,873,204; Note 5)		215,990,822
	Other liabilities in excess of other assets(x)—(5.8)%		(11,765,063)

	NET ASSETS—100%		$204,225,759

The following abbreviations were used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

CDO—Collateralized Debt Obligation

Euribor—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

FSB—Federal Saving Bank

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

NCUA—National Credit Union Administration

NR—Not Rated by Moodys or Standard & Poor’s

SLM—Student Loan Mortgage

TBA—To Be Announced

AUD—Australian Dollar

BRL—Brazilian Real

CNY—Chinese Yuan

DKK—Danish Krone

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NOK—Norwegian Krone

PHP—Philippine Peso

SGD—Singapore Dollar

TWD—New Taiwanese Dollar

#	Principal and notional amount is shown in U.S. dollars unless otherwise stated.
†	The ratings reflected are as of April 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
*	Non-income producing security.

See Notes to Financial Statements.

106	THE TARGET PORTFOLIO TRUST

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(d)	Standard & Poor’s rating.
(g)	Indicates a security or securities that have been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreement is collateralized by United States Treasuries.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation (Depreciation)(1)
Long Positions:
416	90 Day Euro Dollar	Sep 12	$102,479,013	$102,788,400	$309,387
165	90 Day Euro Dollar	Dec 12	40,594,125	40,639,500	45,375
68	90 Day Euro Euribor	Mar 12	24,652,077	24,620,603	(31,474)
36	90 Day Euro Euribor	Mar 12	12,941,124	12,954,454	13,330

					$336,618

(1)	Cash of $3,000 and U.S. Treasury Securities with a market value of $554,171 have been segregated to cover requirements for open futures contracts at April 30, 2011.

Forward foreign currency exchange contracts outstanding at April 30, 2011:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 05/31/11	Royal Bank of Canada	AUD	1,090	$1,174,630	$1,189,763	$15,133
Brazilian Real,
Expiring 06/02/11	UBS Securities	BRL	364	227,829	230,642	2,813
Expiring 07/05/11	Deutsche Bank	BRL	1,982	1,210,000	1,251,263	41,263
Expiring 07/05/11	Deutsche Bank	BRL	1,473	900,000	930,123	30,123
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	14,553	2,296,513	2,343,872	47,359
Expiring 09/14/11	Baring Securities	CNY	13,237	2,000,000	2,061,882	61,882
Expiring 11/15/11	Barclays Capital Group	CNY	536	83,424	83,858	434
Expiring 11/15/11	Citigroup Global Markets	CNY	3,227	496,656	504,793	8,137
Expiring 11/15/11	JPMorgan Chase	CNY	1,318	205,200	206,202	1,002
Expiring 11/15/11	JPMorgan Chase	CNY	677	105,161	105,856	695
Euro,
Expiring 05/04/11	Deutsche Bank	EUR	500	732,096	740,471	8,375
Expiring 05/04/11	Royal Bank of Canada	EUR	900	1,317,774	1,332,849	15,075
Expiring 07/18/11	Barclays Capital Group	EUR	2,600	3,831,100	3,842,147	11,047
Expiring 07/18/11	Royal Bank of Canada	EUR	1,428	2,114,522	2,110,225	(4,297)
Indian Rupee,
Expiring 08/12/11	Barclays Capital Group	INR	48,160	1,026,428	1,065,958	39,530
Expiring 08/12/11	Deutsche Bank	INR	6,500	139,037	143,869	4,832

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	107

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

Forward foreign currency exchange contracts outstanding at April 30, 2011 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Indonesian Rupiah,
Expiring 07/27/11	Citigroup Global Markets	IDR	8,616,000	$1,000,000	$990,058	$(9,942)
Expiring 10/31/11	Citigroup Global Markets	IDR	11,184,000	1,200,000	1,263,475	63,475
Expiring 10/31/11	Deutsche Bank	IDR	10,736,100	1,185,000	1,212,875	27,875
Japanese Yen,
Expiring 05/06/11	JPMorgan Chase	JPY	80,000	963,925	986,284	22,359
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,482	100,506	3,024
Expiring 08/11/11	Barclays Capital Group	MYR	300	97,141	100,506	3,365
Expiring 08/11/11	Barclays Capital Group	MYR	300	96,665	100,506	3,841
Expiring 08/11/11	Citigroup Global Markets	MYR	2,967	1,000,000	994,001	(5,999)
Expiring 08/11/11	Citigroup Global Markets	MYR	600	195,014	201,011	5,997
Expiring 08/11/11	Citigroup Global Markets	MYR	590	190,685	197,661	6,976
Expiring 08/11/11	Citigroup Global Markets	MYR	500	162,142	167,509	5,367
Expiring 08/11/11	Citigroup Global Markets	MYR	300	97,276	100,506	3,230
Expiring 08/11/11	Hong Kong & Shanghai Bank	MYR	576	187,230	193,038	5,808
Expiring 08/11/11	JPMorgan Chase	MYR	300	97,355	100,506	3,151
Mexican Peso,
Expiring 07/07/11	Hong Kong & Shanghai Bank	MXN	672	54,141	58,007	3,866
New Taiwanese Dollar,
Expiring 01/11/12	Deutsche Bank	TWD	34,164	1,200,000	1,200,660	660
Expiring 01/11/12	Goldman Sachs & Co.	TWD	27,500	970,000	966,443	(3,557)
Norwegian Krone,
Expiring 05/04/11	Royal Bank of Canada	NOK	10,942	2,089,846	2,084,833	(5,013)
Expiring 05/05/11	Barclays Capital Group	NOK	28,918	5,020,181	5,509,808	489,627
Expiring 05/05/11	Morgan Stanley	NOK	8,287	1,480,377	1,578,940	98,563
Philippine Peso,
Expiring 06/15/11	Citigroup Global Markets	PHP	43,020	1,000,000	1,002,272	2,272
Singapore Dollar,
Expiring 09/09/11	Barclays Capital Group	SGD	300	234,636	245,120	10,484
Expiring 09/09/11	Citigroup Global Markets	SGD	400	312,524	326,826	14,302
Expiring 09/09/11	Citigroup Global Markets	SGD	300	234,822	245,120	10,298
Expiring 09/09/11	Deutsche Bank	SGD	400	313,639	326,826	13,187
Expiring 09/09/11	JPMorgan Chase	SGD	480	376,799	392,035	15,236
Expiring 09/09/11	JPMorgan Chase	SGD	400	312,714	326,826	14,112
Expiring 09/09/11	JPMorgan Chase	SGD	100	78,071	81,707	3,636
Expiring 09/09/11	Royal Bank of Scotland	SGD	400	311,107	326,826	15,719
Expiring 09/09/11	Royal Bank of Scotland	SGD	400	314,169	326,826	12,657
South Korean Won,
Expiring 05/09/11	Barclays Capital Group	KRW	79,800	71,041	74,414	3,373
Expiring 05/09/11	Citigroup Global Markets	KRW	308,500	273,130	287,677	14,547
Expiring 05/09/11	Citigroup Global Markets	KRW	278,000	247,816	259,236	11,420
Expiring 05/09/11	Goldman Sachs & Co.	KRW	64,346	56,703	60,003	3,300
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	150,000	133,618	139,875	6,257
Expiring 05/09/11	JPMorgan Chase	KRW	346,600	305,635	323,205	17,570
Expiring 05/09/11	JPMorgan Chase	KRW	754	690	703	13
Expiring 05/09/11	Royal Bank of Scotland	KRW	301,000	266,054	280,683	14,629

See Notes to Financial Statements.

108	THE TARGET PORTFOLIO TRUST

Forward foreign currency exchange contracts outstanding at April 30, 2011 (continued):

Purchase Contracts (continued)	Counterparty	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
South Korean Won (continued),
Expiring 05/09/11	UBS Securities	KRW	190,000	$169,643	$177,175	$7,532
Expiring 08/12/11	Citigroup Global Markets	KRW	2,442,546	2,172,118	2,263,503	91,385
Expiring 08/12/11	Citigroup Global Markets	KRW	1,079,200	1,000,000	1,000,093	93

				$43,429,759	$44,717,857	$1,288,098

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 06/02/11	Citigroup Global Markets	BRL	364	$214,649	$230,642	$(15,993)
Expiring 08/02/11	UBS Securities	BRL	364	224,926	228,438	(3,512)
British Pound,
Expiring 06/13/11	Barclays Capital Group	GBP	30	49,583	50,080	(497)
Expiring 06/13/11	Citigroup Global Markets	GBP	488	782,679	814,634	(31,955)
Expiring 06/13/11	Credit Suisse First Boston Corp.	GBP	487	781,323	812,965	(31,642)
Chinese Yuan,
Expiring 09/14/11	Barclays Capital Group	CNY	5,581	860,000	869,302	(9,302)
Danish Krone,
Expiring 01/03/12	Hong Kong & Shanghai Bank	DKK	13,317	2,328,670	2,624,332	(295,662)
Expiring 05/05/11	Deutsche Bank	DKK	253	46,790	50,240	(3,450)
Euro,
Expiring 05/04/11	Royal Bank of Canada	EUR	1,428	2,118,945	2,114,786	4,159
Expiring 05/06/11	Deutsche Bank	EUR	1,400	2,079,095	2,073,203	5,892
Expiring 07/18/11	JPMorgan Chase	EUR	8,377	12,087,257	12,379,101	(291,844)
Indian Rupee,
Expiring 08/12/11	Citigroup Global Markets	INR	27,421	592,500	606,926	(14,426)
Expiring 08/12/11	JPMorgan Chase	INR	27,433	592,500	607,188	(14,688)
Indonesian Rupiah,
Expiring 10/31/11	Deutsche Bank	IDR	12,206,100	1,380,000	1,378,943	1,057
Japanese Yen,
Expiring 07/14/11	JPMorgan Chase	JPY	434,780	5,190,442	5,362,200	(171,758)
Malaysian Ringgit,
Expiring 08/11/11	Barclays Capital Group	MYR	455	150,000	152,568	(2,568)
Mexican Peso,
Expiring 07/07/11	Deutsche Bank	MXN	716	60,000	61,775	(1,775)
Norwegian Krone,
Expiring 05/04/11	Deutsche Bank	NOK	3,910	732,097	744,930	(12,833)
Expiring 05/04/11	Royal Bank of Canada	NOK	7,032	1,317,774	1,339,903	(22,129)
Expiring 05/05/11	Citigroup Global Markets	NOK	6,920	1,251,605	1,318,482	(66,877)
Expiring 05/05/11	Citigroup Global Markets	NOK	3,401	577,455	648,000	(70,545)
Expiring 05/05/11	Royal Bank of Canada	NOK	10,942	2,089,815	2,084,802	5,013
Singapore Dollar,
Expiring 09/09/11	Goldman Sachs & Co.	SGD	466	370,000	380,856	(10,856)
South Korean Won,
Expiring 05/09/11	Hong Kong & Shanghai Bank	KRW	1,719,000	1,500,000	1,602,972	(102,972)
Expiring 08/12/11	JPMorgan Chase	KRW	754	686	698	(12)

				$37,378,791	$38,537,966	$(1,159,175)

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	109

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank(2)	06/15/31		$5,000	4.00%	3 month LIBOR	$46,480	$172,397	$(125,917)
Barclays Bank PLC(1)	12/15/20	AUD	2,800	6.00%	6 month Australian Bank Bill rate	5,371	2,055	3,316
Citigroup(1)	12/15/20	AUD	1,700	6.00%	6 month Australian Bank Bill rate	(3,611)	(13,726)	10,115
Morgan Stanley & Co.(1)	01/02/14	BRL	14,100	11.89%	Brazilian interbank lending rate	(39,490)	(43,348)	3,858

						$8,750	$117,378	$(108,628)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at April 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1):
Bank of America, N.A.	06/20/12	$200	0.33%	Energy Transfer Partners, 5.95%, due 02/01/15	0.328%	$234	$—	$234
Bank of America, N.A.	06/20/12	200	0.32%	Plains All-American Pipeline, 7.75%, due 10/15/12	0.216%	258	—	258
Bank of America, N.A.	06/20/12	200	0.32%	Valero Energy corp., 6.875%, due 04/15/12	0.215%	429	—	429
Barclays Bank PLC	03/20/13	2,500	1.00%	Berkshire Hathaway, 4.625%, due 10/15/13	0.402%	29,506	—	29,506
Barclays Bank PLC	03/20/16	2,500	1.00%	Republic of Korea, 4.875%, due 09/22/14	0.934%	12,020	2,025	9,995
Citigroup	09/20/11	1,400	1.00%	BP Capital Markets, 4.20%, due 06/15/18	0.124%	6,003	(3,180)	9,183
Citigroup	03/20/16	2,800	1.00%	Federal Republic of Brazil, 12.25%, due 03/06/30	1.023%	(87)	(25,928)	25,841
Citigroup	09/20/11	3,000	0.25%	France (Govt of), 4.25%, due 04/25/19	0.059%	1,847	(729)	2,576
Citigroup	09/20/11	2,900	0.25%	United Kingdom Treasury, 4.25% due 06/07/32	0.069%	2,021	(142)	2,163
Credit Suisse International	12/20/11	700	1.00%	Abu Dhabi Government, 5.50%, due 04/08/14	0.125%	4,329	2,013	2,316
Credit Suisse International	06/20/15	800	5.00%	BP Capital Markets, 4.20%, due 06/15/18	0.698%	142,440	9,954	132,486
Deutsche Bank	12/20/11	1,000	1.00%	Abu Dhabi Government, 5.50%, due 04/18/14	0.125%	6,225	2,891	3,334
Deutsche Bank	06/20/12	1,200	5.00%	MetLife, Inc., 5.00%, due 06/15/15	0.269%	72,029	24,313	47,716
Goldman Sachs	06/20/15	700	5.00%	BP Capital Markets, 4.20%, due 06/15/18	0.698%	124,635	17,599	107,036

See Notes to Financial Statements.

110	THE TARGET PORTFOLIO TRUST

Credit default swap agreements outstanding at April 30, 2011 (continued):

Counterparty	Termination Date	Notional Amount (000)(3)#	Fixed Rate	Reference Entity/ Obligation	Implied Credit Spread at April 30, 2011(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps on corporate and/or sovereign issues—Sell Protection(1) (continued):
Goldman Sachs	03/20/16	$600	1.00%	Japan Gov’t Series 55, 2.00%, due 03/21/22	0.760%	$7,479	$4,292	$3,187
Merrill Lynch & Co.	06/20/12	200	0.28%	Enbridge Energy Partners, 4.75%, due 06/01/13	0.248%	387	—	387
Merrill Lynch & Co.	06/20/12	200	0.29%	Kinder Morgan, 6.75%, due 03/15/11	0.395%	190	—	190
Merrill Lynch & Co.	09/20/12	3,800	0.80%	Morgan Stanley, 6.60%, due 04/01/12	0.469%	22,680	—	22,680
Morgan Stanley & Co.	03/20/16	100	1.00%	Arab Republic of Egypt, 5.75%, due 04/29/20	3.327%	(10,129)	(11,565)	1,436
Morgan Stanley & Co.	03/20/16	1,200	1.00%	Arab Republic of Egypt, 5.75%, due 04/29/20	3.327%	(121,546)	(165,856)	44,310
UBS AG	06/20/16	275	1.00%	General Electric Capital Corp., 5.625%, due 09/15/17	1.054%	(232)	(1,702)	1,470

						$300,718	$(146,015)	$446,733

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues, asset-backed securities and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness

Counterparty	Termination Date	Notional Amount (000)(3)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Credit default swaps—Buy Protection(2):
Deutsche Bank	03/20/2015	$4,000	5.00%	KB Home, 5.75%, due 02/01/14	$(202,162)	$(239,295)	$37,133

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	111

Intermediate-Term Bond Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$4,596,824	$—
Bank Loans	—	1,515,781	—
Commercial Mortgage-Backed Securities	—	4,702,392	—
Corporate Bonds	—	159,687,101	—
Foreign Government Bonds	—	4,549,378	—
Municipal Bonds	—	5,592,619	—
Residential Mortgage-Backed Securities	—	12,497,515	1,017,189
U.S. Government Agency Obligations	—	587,329	—
U.S. Government Mortgage Backed Obligations	—	2,889,237	—
U.S. Treasury Obligations	—	11,777,272	—
Repurchase Agreements	—	1,500,000	—
Certificate of Deposits	—	4,369,570	—
Affiliated Money Market Mutual Fund	1,065,192	—	—
Options Written	—	(356,577)	—
Other Financial Instruments*
Futures	336,618	—	—
Forward foreign currency exchange contracts	—	128,923	—
Interest rate swap agreements	—	(108,628)	—
Credit default swap agreements	—	483,866	—

Total	$1,401,810	$214,412,602	$1,017,189

	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Residential Mortgage- Backed Securities
Balance as of 10/31/10	$473,796	$1,904,507	$—
Accrued discounts/premiums	—	—	12
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)**	—	—	2,592
Purchases	—	—	1,014,585
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	(473,796)	(1,904,507)	—

Balance as of 4/30/11	$—	$—	$1,017,189

See Notes to Financial Statements.

112	THE TARGET PORTFOLIO TRUST

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period. At the reporting period end, there were two Commercial Mortgage-Backed securities and one Asset-Backed security transferred out of Level 3 as a result of being priced by a vendor.
*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
**	Of which, $2,592 was included in Net Assets relating to securities held at reporting period end.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

Diversified Financial Services	20.3%
Commercial Banks	19.4
Residential Mortgage-Backed Securities	6.6
U.S. Treasury Obligations	5.8
Financial-Bank & Trust	4.7
Oil, Gas & Consumable Fuels	4.4
Insurance	3.5
Media	3.4
Telecommunications	3.2
Municipal Bonds	2.7
Pipelines	2.7
Building & Construction	2.3
Commercial Mortgage-Backed Securities	2.3
Asset-Backed Securities	2.3
Foreign Government Bonds	2.2
Certificate Of Deposits	2.2
Electric	2.1
Metals & Mining	1.9
U.S. Government Mortgage-Backed Obligations	1.4
Auto Manufacturers	1.1
Savings & Loan	1.1
Airlines	1.1
Chemicals	1.0
Real Estate Investment Trusts	1.0
Investment Companies	1.0
Electric-Integrated	0.9
Bank Loans	0.8
Repurchase Agreements	0.7
Electronics	0.6
Food	0.6
Software	0.6
Tobacco	0.6
Affiliated Money Market Mutual Fund	0.5
Hotels	0.4
U.S. Government Agency Obligations	0.3
Healthcare-Services	0.3

106.0
Options Written	(0.2)
Other liabilities in excess of other assets	(5.8)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	113

Mortgage Backed Securities Portfolio	Portfolio of Investments As of April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE (NOTE 1)
		LONG-TERM INVESTMENTS—149.1%

		U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS—122.2%
		Federal Home Loan Mortgage Corp.
$2,500		4.00%, TBA	$2,483,985
3,200		4.50%, TBA	3,287,501
2,430		5.00%, 10/01/35	2,574,775
822		6.00%, 01/01/15-02/01/21	891,807
76		6.50%, 01/01/18-06/01/22	83,631
21		7.50%, 06/01/28	24,452
3		8.50%, 04/01/18	2,948
17		11.50%, 03/01/16	20,621
		Federal National Mortgage Assoc.
2,200		4.00%, TBA	2,279,750
1,650		4.35%, 07/01/20	1,713,538
1,406		4.50%, 05/01/35	1,459,474
500		4.50%, TBA	514,453
1,078		4.57%(c), 06/01/20	1,134,175
3,014		5.00%, 11/01/18-08/01/35	3,203,184
126		5.00%, 07/01/33(k)	133,374
1,100		5.00%, TBA	1,161,016
3,613		5.50%, 06/01/33-06/01/36	3,911,715
1,000		5.50%, TBA	1,084,375
600		5.50%, TBA	645,750
785		5.78%(c), 11/01/11	785,097
507		6.00%, 04/01/14-12/01/39	558,053
2,700		6.00%, TBA	2,952,283
33		6.064%(c), 03/01/12	33,574
542		6.50%, 05/01/14-08/01/17	596,075
400		6.50%, TBA	449,875
1		7.00%, 05/01/12-07/01/12	2,409
17		8.00%, 09/01/22-12/01/22	18,746
3		9.75%, 11/01/16	2,709
		Government National Mortgage Assoc.
5,500		4.00%, TBA	5,571,329
500		4.50%, TBA	522,812
114		6.00%, 07/15/24-08/15/24	125,963
1,182		6.50%, 06/15/23-12/15/35	1,336,295
1,004		7.00%, 11/15/31-11/15/33	1,153,525
15		7.50%, 09/15/11-12/20/23	17,971
262		8.00%, 03/15/17-11/15/30	288,848
36		8.25%, 06/20/17-07/20/17	39,197
39		8.50%, 04/20/17	43,929
48		9.00%, 01/15/20	56,134
—	(r)	9.50%, 06/15/20	574

		TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $39,517,180)	41,165,922

See Notes to Financial Statements.

114	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES—24.7%
	Citigroup Mortgage Loan Trust, Inc.,
	Series 2006-AR1, Class 3A1
$244	2.69%(c), 03/25/36	$174,912
	Countrywide Alternative Loan Trust,
	Series 2005-73CB, Class 1A7
222	5.50%, 01/25/36	217,093
	Series 2005-85CB, Class 2A2
533	5.50%, 02/25/36	456,990
	Series 2005-J11, Class 1A3
703	5.50%, 11/25/35	658,555
	Series 2007-HY5R, Class 2A1A
487	5.544%(c), 03/25/47	481,601
	Countrywide Home Loan Mortgage Pass-Through Trust,
	Series 2006-14, Class A3
500	6.25%, 09/25/36	494,519
89	Series 2006-J2, Class 1A6 6.00%, 04/25/36	77,164
158	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-42, Class A5 7.50%, 02/25/42	184,536
13	Federal Home Loan Mortgage Corp., Series 74, Class F 6.00%, 10/15/20	13,958
2	Series 83, Class Z 9.00%, 10/15/20	2,508
20	Series 186, Class E 6.00%, 08/15/21	22,692
6	Series 1058, Class H 8.00%, 04/15/21	6,899
5	Series 1116, Class I 5.50%, 08/15/21	5,393
25	Series 1120, Class L 8.00%, 07/15/21	29,153
425	Series 2809, Class UC 4.00%, 06/15/19	448,181
739	Series 2995, Class ST, IO 6.531%(c), 05/15/29	124,752
2,315	Series 3279, Class SD, IO 6.211%(c), 02/15/37	302,862
2,075	Series 3309, Class SC, IO 6.231%(c), 04/15/37	290,526
570	Series 3787, Class AY 3.50%, 01/15/26	534,766
330	Series 3840, Class HB 3.50%, 04/15/26	304,905
8	Federal National Mortgage Assoc., Series 56, Class 1 6.00%, 04/01/19	8,956

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	115

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$321	Series 340, Class 2, IO 5.00%, 09/01/33	$72,092
707	Series 347, Class 2, IO 5.00%, 01/01/34	160,858
110	Series 377, Class 2, IO 5.00%, 10/01/36	23,867
9	Series 1988-19, Class J 8.50%, 07/25/18	10,093
4	Series 1990-10, Class L 8.50%, 02/25/20	4,074
9	Series 1990-108, Class G 7.00%, 09/25/20	9,743
8	Series 1991-21, Class J 7.00%, 03/25/21	8,912
17	Series 1992-113, Class Z 7.50%, 07/25/22	18,949
216	Series 1993-223, Class ZA 6.50%, 12/25/23	243,533
177	Series 2001-51, Class QN 6.00%, 10/25/16	191,063
97	Series 2003-33, Class PT 4.50%, 05/25/33	103,495
1,411	Series 2007-22, Class SD, IO 6.187%(c), 03/25/37	211,227
11	Series G14, Class L 8.50%, 06/25/21	13,077
12	Series G92-24, Class Z 6.50%, 04/25/22	13,264
61	Series G92-59, Class D 6.00%, 10/25/22	66,475
202	Series G94-4, Class PG 8.00%, 05/25/24	230,960
28	First Boston Mortgage Securities Corp., Series B, Class I-O, IO 8.985%, 04/25/17	3,817
26	Series B, Class P-O, PO 2.007%(s), 04/25/17	25,562
104	Government National Mortgage Assoc., Series 2006-35, Class LO, PO 2.186%(s), 07/20/36	94,900
911	Series 2006-38, Class XS, IO 7.034%(c), 09/16/35	158,910
86	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2 2.876%(c), 04/25/35	75,977

See Notes to Financial Statements.

116	THE TARGET PORTFOLIO TRUST

PRINCIPAL AMOUNT (000)#	DESCRIPTION	VALUE (NOTE 1)
	RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
$271	Series 2007-AR1, Class 2A1 5.514%(c), 03/25/47	$198,789
255	Series 2007-AR2, Class 1A1 5.533%(c), 05/25/47	184,037
378	JPMorgan Mortgage Trust, Series 2007-S2, Class 2A3 5.50%, 06/25/37	344,393
30	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 3A4 2.511%(c), 07/25/34	29,630
199	Series 2007-12, Class 3A22 6.00%, 08/25/37	175,802
652	Residential Asset Securitization Trust, Series 2004-A3, Class A7 5.25%, 06/25/34	661,013
177	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A2 4.776%(c), 07/25/36	146,108

	TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,699,126)	8,321,541

	COMMERCIAL MORTGAGE-BACKED SECURITY—2.2%
697	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A2 (cost $565,432) 5.286%(c), 06/11/41	728,235

	TOTAL LONG-TERM INVESTMENTS (cost $47,781,738)	50,215,698

SHARES	SHORT-TERM INVESTMENTS—13.5%
	AFFILIATED MONEY MARKET MUTUAL FUND
4,550,399	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $4,550,399)(w)	4,550,399

	TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT—162.6% (cost $52,332,137; Note 5)	54,766,097

PRINCIPAL AMOUNT (000)#	SECURITY SOLD SHORT—(8.9)%
	U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATION
	Federal National Mortgage Assoc.
$3,000	4.00%, TBA (proceed received $2,916,563)	(2,985,468)

	TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT—153.7% (cost $49,415,574; Note 5)	51,780,629
	Other liabilities in excess of other assets(x)—(53.7)%	(18,097,268)

	NET ASSETS—100%	$33,683,361

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	117

Mortgage Backed Securities Portfolio (continued)	Portfolio of Investments As of April 30, 2011 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

IO—Interest Only

PO—Principal Only

TBA—To Be Announced

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2011.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(r)	Less than $1,000 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at April 30, 2011.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(x)	Other liabilites in excess of other assets includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period:

Futures contracts open at April 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2011	Unrealized Appreciation (Depreciation)
Long Positions:
13	90 Day Euro Dollar	Jun. 2011	$3,237,975	$3,240,413	$2,438
12	10 Year U.S. Treasury Notes	Jun. 2011	1,441,875	1,453,687	11,812
5	20 Year U.S. Treasury Bonds	Jun. 2011	607,244	611,875	4,631

					18,881

Short Positions:
38	2 Year U.S. Treasury Notes	Jun. 2011	8,293,181	8,326,750	(33,569)
14	5 Year U.S. Treasury Notes	Jun. 2011	1,651,234	1,658,562	(7,328)

					(40,897)

					$(22,016)

Interest rate swap agreements outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs(1)	06/24/20	$2,250	5.37%	3 Month LIBOR	$(30,465)	$—	$(30,465)
Goldman Sachs(1)	05/26/12	5,500	1.21%	3 Month LIBOR	(46,551)	—	(46,551)

					$(77,016)	$—	$(77,016)

(1)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

See Notes to Financial Statements.

118	THE TARGET PORTFOLIO TRUST

Total Return swap agreement outstanding at April 30, 2011:

Counterparty	Termination Date	Notional Amount (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
Goldman Sachs	01/12/39	$891	Receive fixed rate payments on IOS.FN30.550.08 Index and pay variable payments on the one month LIBOR.	$(4,384)	$(4,374)	$(10)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2—other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Government Mortgage-Backed Obligations	$—	$41,165,922	$—
Residential Mortgage-Backed Securities	—	8,321,541	—
Commerical Mortgage-Backed Security	—	728,235	—
Affiliated Money Market Mutual Fund	4,550,399	—	—
Security Sold Short—U.S. Government Mortgage-Backed Obligation	—	(2,985,468)	—
Other Financial Instruments*
Futures	(22,016)	—	—
Interest rate swap agreements	—	(77,016)	—
Total return swap agreement	—	(10)	—

Total	$4,528,383	$47,153,204	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and other liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2011 were as follows:

U.S. Government Mortgage-Backed Obligations	122.2%
Residential Mortgage-Backed Securities	24.7
Affiliated Money Market Mutual Fund	13.5
Commercial Mortgage-Backed Securities	2.2

162.6
Security Sold Short	(8.9)
Other liabilities in excess of other assets	(53.7)

100.0%

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	119

Statement of Assets and Liabilities April 30, 2011 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$222,264,551	$218,574,321	$106,682,232	$949,925,611
Affiliated investments(B)	13,342,210	21,033,992	23,855,207	244,872,372
Repurchase agreements(C)	—	—	—	—
Cash	1,466,281	116,814	253,894	—
Deposit with broker	—	—	—	—
Foreign currency, at value(D)	—	—	—	—
Receivable for Trust shares sold	331,193	311,315	329,234	7,119,121
Dividends and interest receivable	132,732	333,682	9,889	722,774
Receivable for investments sold	4,210,985	1,747,470	1,740,699	2,557,567
Receivable for foreign tax reclaim	2,519	—	—	—
Due from broker for variation margin	—	—	—	11,240
Payments made for swap agreements	—	—	—	—
Unrealized appreciation on swaps	—	—	—	—
Unrealized appreciation on forward currency contracts	—	—	—	—
Prepaid expenses and other assets	1,229	3,599	562	4,816
Total assets	241,751,700	242,121,193	132,871,717	1,205,213,501

LIABILITIES
Collateral for securities on loan	12,792,422	20,068,050	23,280,287	181,748,231
Payable for Trust shares reacquired	418,317	329,348	237,034	6,813,313
Payable for investments purchased	2,878,706	207,074	1,866,586	7,113,080
Accrued expenses and other liabilities	85,527	92,950	75,586	245,405
Management fee payable	109,028	107,440	50,926	484,423
Affiliated transfer agent fee payable	24,686	24,643	10,683	47,052
Deferred trustees’ fees	6,616	6,616	6,869	6,616
Distribution fee payable	46,659	46,431	20,330	27,436
Payable to custodian	—	—	—	4,671,717
Interest payable	55	14	310	—
Dividends payable	—	—	—	—
Due to broker	—	—	—	—
Due to broker for variation margin	—	—	—	—
Options written(E)	—	—	—	—
Payments received for swap agreements	—	—	—	—
Unrealized depreciation on swaps	—	—	—	—
Unrealized depreciation on forward currency contracts	—	—	—	—
Securities sold short, at value(F)	—	—	—	—
Total liabilities	16,362,016	20,882,566	25,548,611	201,157,273

NET ASSETS	$225,389,684	$221,238,627	$107,323,106	$1,004,056,228

See Notes to Financial Statements.

120	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2011 (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$15,415	$20,103	$8,631	$43,944
Paid-in capital, in excess of par	207,395,912	264,968,096	112,603,329	719,204,685
	207,411,327	264,988,199	112,611,960	719,248,629
Undistributed net investment income (loss)	199,671	837,792	(216,390)	1,847,359
Accumulated net realized gains (losses)	(45,955,611)	(94,594,798)	(33,731,477)	2,315,777
Net unrealized appreciation (depreciation)	63,734,297	50,007,434	28,659,013	280,644,463
Net assets, April 30, 2011	$225,389,684	$221,238,627	$107,323,106	$1,004,056,228
(A) Identified cost of unaffiliated investments	$158,529,201	$168,566,887	$78,023,219	$669,352,568
(B) Identified cost of affiliated investments	$13,342,210	$21,033,992	$23,855,207	$244,872,372
(C) Identified cost of repurchase agreements	—	—	—	—
(D) Identified cost of currency	—	—	—	—
(E) Premiums received from options written	—	—	—	—
(F) Proceeds received from short sales	—	—	—	—
(G) Including securities on loan of	$12,515,196	$19,566,673	$22,839,483	$176,467,870

NET ASSET VALUE:
Class R:
Net Assets	$116,885,406	$116,125,252	$52,285,633	$69,520,661
Shares Outstanding	8,023,864	10,567,265	4,251,324	3,058,611
Net asset value, offering price and redemption price per share	$14.57	$10.99	$12.30	$22.73
Class T:
Net Assets	$108,504,278	$105,113,375	$55,037,473	$934,535,567
Shares Outstanding	7,391,000	9,536,012	4,379,898	40,885,519
Net asset value, offering price and redemption price per share	$14.68	$11.02	$12.57	$22.86

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	121

Statement of Assets and Liabilities April 30, 2011 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

ASSETS
Investments, at value(G):
Unaffiliated investments(A)	$320,155,187	$345,348,440	$213,782,207	$50,215,698
Affiliated investments(B)	1,684,225	1,652,978	1,065,192	4,550,399
Repurchase agreements(C)	—	18,000,000	1,500,000	—
Cash	202,737	—	—	—
Deposit with broker	—	—	3,000	—
Foreign currency, at value(D)	2,107,181	2,486,722	515,984	—
Receivable for Trust shares sold	662,578	1,004,212	366,045	9,403
Dividends and interest receivable	1,751,647	2,775,491	2,021,430	118,424
Receivable for investments sold	199,993	61,018,480	31,382,049	3,734,938
Receivable for foreign tax reclaim	568,132	—	—	—
Due from broker for variation margin	—	—	32,208	672
Payments made for swap agreements	—	120,127	237,539	—
Unrealized appreciation on swaps	—	500,212	501,155	—
Unrealized appreciation on forward currency contracts	32,255	1,475,796	1,333,027	—
Prepaid expenses and other assets	1,057	2,350	1,708	255
Total assets	327,364,992	434,384,808	252,741,544	58,629,789

LIABILITIES
Collateral for securities on loan	—	—	—	—
Payable for Trust shares reacquired	268,580	1,222,509	572,740	18,247
Payable for investments purchased	891,572	34,485,938	44,242,764	21,449,180
Accrued expenses and other liabilities	85,779	138,194	102,703	55,596
Management fee payable	179,624	132,632	77,130	12,549
Affiliated transfer agent fee payable	49,562	26,305	2,028	259
Deferred trustees’ fees	6,869	6,616	6,616	6,364
Distribution fee payable	39,986	47,992	—	—
Payable to custodian	—	288,266	581,737	308,550
Interest payable	230	—	—	—
Dividends payable	—	202,941	107,998	28,815
Due to broker	—	400,000	630,000	—
Due to broker for variation margin	—	22,631	—	—
Options written(E)	—	1,011,709	356,577	—
Payments received for swap agreements	—	981,992	505,471	4,374
Unrealized depreciation on swaps	—	571,502	125,917	77,026
Unrealized depreciation on forward currency contracts	238,269	1,305,755	1,204,104	—
Securities sold short, at value(F)	—	31,766,081	—	2,985,468
Total liabilities	1,760,471	72,611,063	48,515,785	24,946,428

NET ASSETS	$325,604,521	$361,773,745	$204,225,759	$33,683,361

See Notes to Financial Statements.

122	THE TARGET PORTFOLIO TRUST

Statement of Assets and Liabilities April 30, 2011 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO
Net assets were comprised of:
Shares of beneficial interest, at par	$24,481	$33,475	$19,657	$3,199
Paid-in capital, in excess of par	310,978,135	358,604,232	203,204,932	36,217,973
	311,002,616	358,637,707	203,224,589	36,221,172
Undistributed net investment income (loss)	2,027,305	315,138	(390,023)	163,072
Accumulated net realized gains (losses)	(29,895,523)	(6,252,874)	(1,505,154)	(4,966,896)
Net unrealized appreciation (depreciation)	42,470,123	9,073,774	2,896,347	2,266,013
Net assets, April 30, 2011	$325,604,521	$361,773,745	$204,225,759	$33,683,361
(A) Identified cost of unaffiliated investments	$277,717,404	$336,350,585	$211,674,897	$47,781,738
(B) Identified cost of affiliated investments	$1,684,225	$1,652,978	$1,065,192	$4,550,399
(C) Identified cost of repurchase agreements	—	$18,000,000	$1,500,000	—
(D) Identified cost of currency	$2,028,984	$2,390,633	$484,818	—
(E) Premiums received from options written	—	$920,251	$366,885	—
(F) Proceeds received from short sales	—	$31,520,625	—	$2,916,563
(G) Including securities on loan of	—	—	—	—

NET ASSET VALUE:
Class Q:
Net Assets	$123,915,654	—	—	—
Shares Outstanding	9,304,322	—	—	—
Net asset value, offering price and redemption price per share	$13.32	—	—	—
Class R:
Net Assets	$103,818,846	$119,593,432	—	—
Shares Outstanding	7,822,933	11,119,487	—	—
Net asset value, offering price and redemption price per share	$13.27	$10.76	—	—
Class T:
Net Assets	$97,870,021	$242,180,313	$204,225,759	$33,683,361
Shares Outstanding	7,353,803	22,355,414	19,657,013	3,198,929
Net asset value, offering price and redemption price per share	$13.31	$10.83	$10.39	$10.53

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	123

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO	LARGE CAPITALIZATION VALUE PORTFOLIO	SMALL CAPITALIZATION GROWTH PORTFOLIO	SMALL CAPITALIZATION VALUE PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$1,400,172	$2,661,614	$282,492	$7,061,543
Affiliated dividend income	6,026	3,447	840	62,324
Less: Foreign withholding taxes	(7,695)	(20,942)	—	(24,611)
Affiliated income from securities lending, net	20,718	9,053	77,827	301,079
Unaffiliated interest	5	—	—	285
Total income	1,419,226	2,653,172	361,159	7,400,620
Expenses
Management fee	651,185	642,848	299,056	2,767,005
Loan interest expense (Note 7)	520	241	1,236	—
Distribution fee—Class R	270,089	267,637	115,493	153,221
Transfer agent’s fees and expenses(a)	102,000	101,000	55,000	195,000
Custodian’s fees and expenses	55,000	53,000	31,000	113,000
Reports to shareholders	25,000	32,000	20,000	70,000
Registration fees	15,000	15,000	15,000	25,000
Legal fees	9,000	9,000	8,000	11,000
Trustees’ fees	7,000	8,000	6,000	16,000
Audit fees	12,000	12,000	12,000	16,000
Miscellaneous	8,758	9,224	5,915	21,513
Total expenses	1,155,552	1,149,950	568,700	3,387,739
Net investment income (loss)	263,674	1,503,222	(207,541)	4,012,881
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions (Note 8)	15,254,936	10,060,067	15,171,557	36,084,815
Futures transactions	—	—	—	368,832
Foreign currency transactions	606	—	—	—
Options written transactions	—	—	—	—
Swap agreement transactions	—	—	—	—
Short sale transactions	—	—	—	—
Total net realized gain (loss)	15,255,542	10,060,067	15,171,557	36,453,647
Net change in unrealized appreciation (depreciation) on:
Investments	13,736,568	17,451,709	9,438,289	140,804,119
Futures	—	—	—	6,340
Foreign currencies	(3,067)	—	—	—
Options written	—	—	—	—
Swaps	—	—	—	—
Short sales	—	—	—	—
Net change in unrealized appreciation (depreciation)	13,733,501	17,451,709	9,438,289	140,810,459
Net gain (loss)	28,989,043	27,511,776	24,609,846	177,264,106
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,252,717	$29,014,998	$24,402,305	$181,276,987
(a) Including affiliated expense of	$69,000	$68,000	$29,000	$129,000

See Notes to Financial Statements.

124	THE TARGET PORTFOLIO TRUST

Statement of Operations

Six Months Ended April 30, 2011 (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO	TOTAL RETURN BOND PORTFOLIO	INTERMEDIATE- TERM BOND PORTFOLIO	MORTGAGE BACKED SECURITIES PORTFOLIO

NET INVESTMENT INCOME (LOSS)
Income
Unaffiliated dividend income	$4,302,327	$—	$—	$—
Affiliated dividend income	1,350	2,044	763	3,891
Less: Foreign withholding taxes	(305,434)	—	—	—
Unaffiliated interest	—	6,446,501	3,614,535	1,040,629
Total income	3,998,243	6,448,545	3,615,298	1,044,520
Expenses
Management fee	855,309	803,655	507,554	76,990
Interest expense	—	—	7,531	—
Loan interest expense (Note 7)	815	—	—	—
Distribution fee—Class R	217,650	269,752	—	—
Transfer agent’s fees and expenses(a)	78,000	157,000	65,000	15,000
Custodian’s fees and expenses	116,000	73,000	58,000	31,000
Reports to shareholders	21,000	29,000	18,000	10,000
Registration fees	15,000	19,000	15,000	7,000
Legal fees	9,000	9,000	9,000	6,000
Trustees’ fees	9,000	9,000	8,000	5,000
Audit fees	16,000	30,000	28,000	16,000
Miscellaneous	21,050	13,938	10,277	2,789
Total expenses	1,358,824	1,413,345	726,362	169,779
Net investment income (loss)	2,639,419	5,035,200	2,888,936	874,741
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES
Net realized gain (loss) on:
Investment transactions	1,645,659	(2,460,339)	(462,246)	(166,691)
Futures transactions	—	(741,140)	(14,795)	(162,534)
Foreign currency transactions	(628,007)	(2,844,998)	(277,684)	—
Options written transactions	—	718,336	210,724	—
Swap agreement transactions	—	(289,171)	338,733	(84,026)
Short sale transactions	—	(118,320)	2,351	200,836
Total net realized gain (loss)	1,017,652	(5,735,632)	(202,917)	(212,415)
Net change in unrealized appreciation (depreciation) on:
Investments	28,905,906	(2,688,890)	(3,317,853)	(169,069)
Futures	—	476,132	336,618	14,029
Foreign currencies	473,237	1,144,642	441,257	—
Options written	—	263,711	(201,559)	—
Swaps	—	(496,777)	(118,059)	137,530
Short sales	—	(245,456)	—	(64,874)
Net change in unrealized appreciation (depreciation)	29,379,143	(1,546,638)	(2,859,596)	(82,384)
Net gain (loss)	30,396,795	(7,282,270)	(3,062,513)	(294,799)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$33,036,214	$(2,247,070)	$(173,577)	$579,942
(a) Including affiliated expense of	$78,000	$76,000	$6,000	$1,000

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	125

Statement of Changes in Net Assets (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$263,674	$464,882
Net realized gain on investment and foreign currency transactions	15,255,542	13,477,694
Net change in unrealized appreciation (depreciation) of investments	13,733,501	20,487,297
Net increase in net assets resulting from operations	29,252,717	34,429,873
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	—	(252,959)
Class T	(310,242)	(965,944)
Total dividends from net investment income	(310,242)	(1,218,903)
Trust share transactions (Note 6)
Net proceeds from shares sold	23,450,274	44,744,200
Net asset value of shares issued in reinvestment of dividends and distributions	302,077	1,210,988
Cost of shares reacquired	(37,530,972)	(63,159,146)
Net decrease in net assets from Trust share transactions	(13,778,621)	(17,203,958)
Total increase	15,163,854	16,007,012

NET ASSETS
Beginning of period	210,225,830	194,218,818
End of period(a)	$225,389,684	$210,225,830
(a) Includes undistributed net investment income of	$199,671	$246,239

See Notes to Financial Statements.

126	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$1,503,222	$3,112,471
Net realized gain on investment and foreign currency transactions	10,060,067	3,741,835
Net change in unrealized appreciation (depreciation) of investments	17,451,709	18,096,224
Net increase in net assets resulting from operations	29,014,998	24,950,530
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,256,153)	(1,209,413)
Class T	(1,800,447)	(2,603,094)
Total dividends from net investment income	(3,056,600)	(3,812,507)
Trust share transactions (Note 6)
Net proceeds from shares sold	24,009,382	46,507,821
Net asset value of shares issued in reinvestment of dividends and distributions	3,009,450	3,783,736
Cost of shares reacquired	(38,142,989)	(63,503,068)
Net decrease in net assets from Trust share transactions	(11,124,157)	(13,211,511)
Total increase	14,834,241	7,926,512

NET ASSETS
Beginning of period	206,404,386	198,477,874
End of period(a)	$221,238,627	$206,404,386
(a) Includes undistributed net investment income of	$837,792	$2,391,170

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	127

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment loss	$(207,541)	$(349,906)
Net realized gain on investment and foreign currency transactions	15,171,557	6,988,091
Net change in unrealized appreciation (depreciation) of investments	9,438,289	13,470,527
Net increase in net assets resulting from operations	24,402,305	20,108,712
Trust share transactions (Note 6)
Net proceeds from shares sold	12,758,285	20,145,119
Net asset value of shares issued in reinvestment of dividends and distributions	—	—
Cost of shares reacquired	(22,639,653)	(28,258,975)
Net decrease in net assets from Trust share transactions	(9,881,368)	(8,113,856)
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	7,375
Total increase	14,520,937	12,002,231

NET ASSETS
Beginning of period	92,802,169	80,799,938
Endof period	$107,323,106	$92,802,169

See Notes to Financial Statements.

128	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$4,012,881	$7,484,736
Net realized gain on investment and foreign currency transactions	36,453,647	32,146,699
Net change in unrealized appreciation (depreciation) of investments	140,810,459	103,825,102
Net increase in net assets resulting from operations	181,276,987	143,456,537
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(251,514)	(285,001)
Class T	(7,554,613)	(6,778,937)
Total dividends from net investment income	(7,806,127)	(7,063,938)
Trust share transactions (Note 6)
Net proceeds from shares sold	150,690,456	277,617,518
Net asset value of shares issued in reinvestment of dividends and distributions	6,956,118	6,406,096
Cost of shares reacquired	(180,408,580)	(138,845,160)
Net increase (decrease) in net assets from Trust share transactions	(22,762,006)	145,178,454
Total increase	150,708,854	281,571,053

NET ASSETS
Beginning of period	853,347,374	571,776,321
End of period(a)	$1,004,056,228	$853,347,374
(a) Includes undistributed net investment income of	$1,847,359	$5,640,605

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	129

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,639,419	$2,737,931
Net realized gain on investment and foreign currency transactions	1,017,652	1,822,323
Net change in unrealized appreciation (depreciation) of investments	29,379,143	13,736,760
Net increase in net assets resulting from operations	33,036,214	18,297,014
Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	—	—
Class R	(924,975)	(604,417)
Class T	(1,553,315)	(1,685,394)
Total dividends from net investment income	(2,478,290)	(2,289,811)
Trust share transactions (Note 6)
Net proceeds from shares sold	149,310,321	40,858,239
Net asset value of shares issued in reinvestment of dividends and distributions	2,450,416	2,280,694
Cost of shares reacquired	(34,926,456)	(57,647,930)
Net increase (decrease) in net assets from Trust share transactions	116,834,281	(14,508,997)
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	523,739
Total increase	147,392,205	2,021,945

NET ASSETS
Beginning of period	178,212,316	176,190,371
End of period(a)	$325,604,521	$178,212,316
(a) Includes undistributed net investment income of	$2,027,305	$1,866,176

See Notes to Financial Statements.

130	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$5,035,200	$10,376,939
Net realized gain (loss) on investment and foreign currency transactions	(5,735,632)	12,926,086
Net change in unrealized appreciation (depreciation) of investments	(1,546,638)	7,924,408
Net increase (decrease) in net assets resulting from operations	(2,247,070)	31,227,433
Dividends and Distributions (Note 1)
Dividends from net investment income
Class R	(1,396,822)	(2,384,900)
Class T	(3,855,974)	(7,867,421)
Total dividends from net investment income	(5,252,796)	(10,252,321)
Distributions from net realized gains
Class R	(3,301,173)	(1,880,114)
Class T	(8,246,685)	(5,451,974)
Total distributions from net realized gains	(11,547,858)	(7,332,088)
Trust share transactions (Note 6)
Net proceeds from shares sold	69,281,409	128,063,280
Net asset value of shares issued in reinvestment of dividends and distributions	16,699,656	17,608,459
Cost of shares reacquired	(75,110,864)	(78,606,814)
Net increase in net assets from Trust share transactions	10,870,201	67,064,925
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	3,012
Total increase (decrease)	(8,177,523)	80,710,961

NET ASSETS
Beginning of period	369,951,268	289,240,307
End of period(a)	$361,773,745	$369,951,268
(a) Includes undistributed net investment income of	$315,138	$532,734

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	131

Statement of Changes in Net Assets (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$2,888,936	$6,274,976
Net realized gain (loss) on investment and foreign currency transactions	(202,917)	11,968,992
Net change in unrealized appreciation (depreciation) of investments	(2,859,596)	3,474,463
Net increase (decrease) in net assets resulting from operations	(173,577)	21,718,431
Dividends and Distributions (Note 1)
Dividends from net investment income	(4,975,140)	(6,490,702)
Distributions from net realized gains	(8,139,626)	(12,338,752)
Trust share transactions (Note 6)
Net proceeds from shares sold	22,496,215	63,494,251
Net asset value of shares issued in reinvestment of dividends and distributions	12,762,283	18,426,780
Cost of shares reacquired	(66,561,062)	(81,516,531)
Net increase (decrease) in net assets from Trust share transactions	(31,302,564)	404,500
Capital Contributions (Note 6)
Proceeds from regulatory settlement	—	6,361
Total increase (decrease)	(44,590,907)	3,299,838

NET ASSETS
Beginning of period	248,816,666	245,516,828
End of period(a)	$204,225,759	$248,816,666
(a) Includes undistributed net investment income	$—	$1,696,181

See Notes to Financial Statements.

132	THE TARGET PORTFOLIO TRUST

Statement of Changes in Net Assets (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Six Months Ended April 30, 2011	Year Ended October 31, 2010

INCREASE (DECREASE) IN NET ASSETS
Operations
Net investment income	$874,741	$2,017,958
Net realized gain (loss) on investment and foreign currency transactions	(212,415)	594,760
Net change in unrealized appreciation (depreciation) of investments	(82,384)	1,783,455
Net increase in net assets resulting from operations	579,942	4,396,173
Dividends and Distributions (Note 1)
Dividends from net investment income	(815,957)	(2,036,104)
Trust share transactions (Note 6)
Net proceeds from shares sold	2,264,049	3,562,213
Net asset value of shares issued in reinvestment of dividends and distributions	814,069	2,071,518
Cost of shares reacquired	(5,315,530)	(12,948,810)
Net decrease in net assets from Trust share transactions	(2,237,412)	(7,315,079)
Total decrease	(2,473,427)	(4,955,010)

NET ASSETS
Beginning of period	36,156,788	41,111,798
End of period(a)	$33,683,361	$36,156,788
(a) Includes undistributed net investment income of	$163,072	$104,288

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	133

Notes to Financial Statements (Unaudited)

The TARGET Portfolio Trust (the “Trust”) is an open-end management investment company. The Trust was established as a Delaware business trust on July 29, 1992 and consists of eight separate portfolios (the “Portfolio” or “Portfolios”). All the Portfolios are diversified, as defined under the Investment Company Act of 1940 (“1940 Act”). Investment operations commenced on January 5, 1993.

The Portfolios and their investment objectives are as follows:

•

Large Capitalization Growth Portfolio—long-term capital appreciation through investment primarily in stocks of large corporations that, in the investment adviser’s opinion, should have earnings growth faster than that of the S&P 500;

•

Large Capitalization Value Portfolio—total return consisting of capital appreciation and dividend income through investment primarily in stocks of large corporations that, in the adviser’s opinion, are undervalued;

•

Small Capitalization Growth Portfolio—maximum capital appreciation through investment primarily in small company common stocks that, in the investment adviser’s opinion, should have earnings growth faster than that of the U.S. economy in general;

•

Small Capitalization Value Portfolio—above average capital appreciation through investment in small company common stocks that, in the adviser’s opinion, are undervalued or overlooked in the marketplace;

•	International Equity Portfolio—capital appreciation through investment primarily in stocks of companies domiciled outside the United States;

•

Total Return Bond Portfolio—total return of current income and capital appreciation through investment primarily in fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than four years but not more than fifteen years;

•

Intermediate-Term Bond Portfolio—current income and reasonable stability of principal through investment primarily in high quality fixed-income securities of varying maturities with a dollar-weighted average portfolio maturity of more than three years but not more than ten years;

•

Mortgage Backed Securities Portfolio—high current income primarily and capital appreciation secondarily, each consistent with the protection of capital through investment primarily in mortgage related securities;

The ability of issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic or political developments in a specific industry, region or country.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Portfolios in the preparation of its financial statements.

Securities Valuations: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official

134	THE TARGET PORTFOLIO TRUST

closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and ask prices on such exchange or at the last bid price in the absence of an asked price. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Portfolio’s pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair value of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios may hold illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Each Portfolio may hold up to 15% of its net assets in illiquid securities.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of the valuation.

U.S. Government securities, for which market quotations are available, are valued at a price provided by an independent pricing agent or primary dealer (a dealer that trades in U.S. Government securities within the Federal Reserve System).

Short-term debt securities of sufficient credit quality held by the Portfolios, which mature in 60 days or less, are valued at amortized cost, which approximates fair value. Short-term debt securities held by such Portfolios, which mature in more than 60 days, are valued at fair value.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Trust’s policy that its custodian or designated sub custodians under tri-party repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults, and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day,

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depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statements of Operations as a net realized gain or loss on financial futures contracts.

Certain Portfolios invested in financial futures contracts in order to hedge their existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing interest rates and to manage yield curve and duration. The Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Certain Portfolios entered into equity index futures contracts to gain market exposure. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to financial futures contracts. Financial futures contracts involve certain elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Forward Foreign Currency Contracts: A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Portfolios entered into forward foreign currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currency transactions. Gains or losses are realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering

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into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. A master netting agreement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: Certain Portfolios purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates and foreign currency exchange rates with respect to securities or currencies which the Portfolio currently owns or intends to purchase. Certain Portfolios also used purchased options to gain exposure to certain securities or foreign currencies. The Portfolios’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Portfolio purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Portfolio writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Portfolio realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost basis of the purchase in determining whether the Portfolio has realized a gain or loss. The difference between the premium and the amount received or paid on affecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gains or losses on purchased options are included in net realized gains or losses on investment transactions. Gains or losses on written options are presented separately as net realized gains or losses on options written.

The Portfolio, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. Over-the-counter options involve the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Portfolio since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options, and guarantees the futures and options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Short Sales: Certain Portfolios of the Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. The Portfolio may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Portfolio makes a short sale, it will borrow the security sold short and deliver it to the broker-dealer through which it made the short

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sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Portfolio may have to pay a fee to borrow the particular security and may be obligated to return any interest or dividends received on such borrowed securities. A gain, limited to the price at which the Portfolio sold the security short, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than the proceeds originally received, respectively, and is presented in the Statement of Operations as net realized gain or loss on short sales. The Portfolio maintains a segregated account of securities or other liquid assets, the dollar value of which is at least equal to its obligation with respect to short sales.

Swap Agreements: Certain Portfolios may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Portfolio are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Certain Portfolios used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. Certain Portfolios purchased credit default swaps to provide a measure of protection against defaults of the issuers. Certain Portfolios used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Certain Portfolios took an active short position with respect to the likelihood of a particular issuer’s default by selling credit default swaps. The Portfolio’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, a Portfolio will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit

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event. As the seller, a Portfolio would effectively increase investment risk to its portfolio because, in addition to its total net assets, a Portfolio may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that a Portfolio as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Portfolio for the same referenced entity or index. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Portfolio is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. Mortgage Backed Securities Portfolio entered into total return swaps to manage its exposure to an index. The Portfolio’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in favor of the Portfolio, from the point of entering into the contract. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and

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documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2011, none of the Portfolios have met conditions under such agreements, which give the counterparty the right to call for an early termination.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Warrants and Rights: Certain Portfolios hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Portfolio until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

The Portfolios invested in various derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on each Portfolio’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2011 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Small Capitalization Value
Equity contracts	Due from broker for variation margin	$71,420	*	—	—

International Equity
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	$32,255		Unrealized depreciation on forward currency contracts	$238,269

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	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Total Return Bond
Interest rate contracts	Due to broker for variation margin	$375,861	*	Due to broker for variation margin	$184,514	*
Interest rate contracts	Payments made for swap agreements	45,251		Payments received for swap agreements	357,927
Interest rate contracts	Unrealized appreciation on swaps	230,736		Unrealized depreciation on swaps	178,723
Interest rate contracts	—	—		Options written	954,064
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	1,475,796		Unrealized depreciation on forward currency contracts	1,305,755
Credit contracts	Unrealized appreciation on swaps	269,476		Unrealized depreciation on swaps	392,779
Credit contracts	Payments made for swap agreements	74,876		Payments received for swap agreements	624,065
Credit contracts	—	—		Options written	57,645

Total		$2,471,996			$4,055,472

Intermediate-Term Bond
Interest rate contracts	Due from broker for variation margin	$368,092	*	Due from broker for variation margin	$31,474	*
Interest rate contracts	—	—		Options written	356,577
Interest rate contracts	Unrealized appreciation on swaps	17,289		Unrealized depreciation on swaps	125,917
Interest rate contracts	Payments made for swap agreements	174,452		Payments received for swap agreements	57,074
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	1,333,027		Unrealized depreciation on forward currency contracts	1,204,104
Credit contracts	Unrealized appreciation on swaps	483,866		—	—
Credit contracts	Payments made for swap agreements	63,087		Payments received for swap agreements	448,397

Total		$2,439,813			$2,223,543

Mortgage Backed Securities
Interest rate contracts	Due from broker for variation margin	$18,881	*	Due from broker for variation margin	$40,897	*
Interest rate contracts	—	—		Unrealized depreciation on swaps	77,026
Interest rate contracts	—	—		Payments received for swap agreements	4,374

Total		$18,881			$122,297

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

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The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2011 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Interest rate contracts	$—	$124,053	$—	$—	$—	$124,053
Equity contracts	—	244,779	—	—	—	244,779

Total	$—	$368,832	$—	$—	$—	$368,832

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$(566,365)	$(566,365)
Equity contracts	119,483	—	—	—	—	119,483

Total	$119,483	$—	$—	$—	$(566,365)	$(446,882)

Total Return Bond
Interest rate contracts	$—	$(741,140)	$583,265	$(46,359)	$—	$(204,234)
Foreign exchange contracts	—	—	—	—	(2,931,679)	(2,931,679)
Credit contracts	—	—	135,071	(242,812)	—	(107,741)

Total	$—	$(741,140)	$718,336	$(289,171)	$(2,931,679)	$(3,243,654)

Intermediate-Term Bond
Interest rate contracts	$—	$(14,795)	$210,724	$192,198	$—	$388,127
Foreign exchange contracts	—	—	—	—	(354,092)	(354,092)
Credit contracts	—	—	—	146,535	—	146,535

Total	$—	$(14,795)	$210,724	$338,733	$(354,092)	$180,570

Mortgage Backed Securities
Interest rate contracts	$—	$(162,534)	$—	$(84,026)	$—	$(246,560)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Small Capitalization Value
Equity contracts	$—	$6,340	$—	$—	$—	$6,340

International Equity
Foreign exchange contracts	$—	$—	$—	$—	$352,745	$352,745
Equity contracts	(71,092)	—	—	—	—	(71,092)

Total	$(71,092)	$—	$—	$—	$352,745	$281,653

Total Return Bond
Interest rate contracts	$—	$476,132	$409,702	$(187,270)	$—	$698,564
Foreign exchange contracts	—	—	(9,491)	—	1,030,400	1,020,909
Credit contracts	—	—	(136,500)	(309,507)	—	(446,007)

Total	$—	$476,132	$263,711	$(496,777)	$1,030,400	$1,273,466

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Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments, carried at fair value	Rights	Futures	Written Options	Swaps	Forward Currency Contracts	Total
Intermediate-Term Bond
Interest rate contracts	$—	$336,618	$(201,559)	$(305,423)	$—	$(170,364)
Foreign exchange contracts	—	—	—	—	264,090	264,090
Credit contracts	—	—	—	187,364	—	187,364

Total	$—	$336,618	$(201,559)	$(118,059)	$264,090	$281,090

Mortgage Backed Securities
Interest rate contracts	$—	$14,029	$—	$137,530	$—	$151,559

For the six months ended April 30, 2011, the average volume of derivative activities are as follows:

Portfolio	Written Options(1)	Futures Contracts - Long Positions(2)	Futures Contracts - Short Positions(2)	Forward foreign currency exchange purchase contracts(3)	Forward foreign currency exchange sale contracts(4)
Small Capitalization Value	$—	$2,029,557	$—	$—	$—
International Equity	—	—	—	2,777,756	5,268,216
Total Return Bond	968,974	148,114,910	—	37,447,445	46,205,890
Intermediate-Term Bond	429,927	69,660,761	—	27,328,495	23,933,765
Mortgage Backed Securities	—	6,030,471	10,941,103	—	—

Portfolio	Interest rate swap agreements(5)	Credit default swap agreements - Buy Protection(5)	Credit default swap agreements - Sell Protection(5)	Total Return swap agreements(5)
Small Capitalization Value	$—	$—	$—	$—
International Equity	—	—	—	—
Total Return Bond	50,605,135	45,670,267	—	—
Intermediate-Term Bond	28,937,867	2,666,667	24,641,667	—
Mortgage Backed Securities	8,047,000	—	—	280,333

(1)	Premium Received.
(2)	Value at Trade Date.
(3)	Value at Settlement Date Payable.
(4)	Value at Settlement Date Receivable.
(5)	Notional Amount.

Securities Lending: The Portfolio may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Portfolio also continues to

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receive interest and dividends or amounts equivalent thereto on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

When-Issued/Delayed Delivery Securities: Certain Portfolios may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective Portfolios on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Dividends and Distributions: The Total Return Bond Portfolio, Intermediate-Term Bond Portfolio, and Mortgage Backed Securities Portfolio declare dividends of their net investment income daily and pay such dividends monthly. All other Portfolios declare and pay a dividend from net investment income, if any, at least annually. Each Portfolio declares and pays its net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-dividend date. Permanent book/ tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital, in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Portfolio in the Trust is treated as a separate tax-paying entity. It is each Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Trust, administers the Trust’s affairs and is responsible for the selection, subject to review and approval of

144	THE TARGET PORTFOLIO TRUST

the Trustees, of the advisers. PI supervises the advisers’ performance of advisory services and makes recommendations to the Trustees as to whether the advisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Trust, occupancy and certain clerical and accounting costs of the Trust. The Trust bears all other costs and expenses.

The advisers noted below each furnished investment advisory services in connection with the management of the Portfolios. Each of the advisers of the equity Portfolios—Large Capitalization Growth Portfolio, Large Capitalization Value Portfolio, Small Capitalization Growth Portfolio, Small Capitalization Value Portfolio and International Equity Portfolio—manages a portion of the assets of the respective Portfolios. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the advisers, as PI deems appropriate. In order to maintain an approximate allocation between the advisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadviser’s share of Portfolio assets may occur to account for market fluctuations.

At April 30, 2011, the sub-advisers that provide subadvisory services are:

Portfolio	Adviser
Large Capitalization Growth	Marsico Capital Management, LLC and Massachusetts Financial Services Company (MFS)
Large Capitalization Value	NFJ Investment Group LLC, Hotchkis and Wiley Capital Management, LLC and Eaton Vance Management
Small Capitalization Growth	Ashfield Capital Partners, LLC through February 24, 2011 and Eagle Asset Management, Inc.
Small Capitalization Value	NFJ Investment Group L.P. , EARNEST Partners, LLC, Lee Munder Investments Limited, J.P. Morgan Investment Management, Inc. and Vaughan Nelson Investment Management, L.P.
International Equity	LSV Asset Management and Thornburg Investment Management, Inc.
Total Return Bond and Intermediate-Term Bond	Pacific Investment Management Company LLC
Mortgage Backed Securities	Wellington Management Company, LLP

The management fee payable to PI is computed daily and paid monthly, at an annual rate of the average daily net assets of the Portfolios specified below and PI, in turn, pays each adviser a fee for its services.

Portfolio	Contracted & Effective Management Fee
Large Capitalization Growth	0.60%
Large Capitalization Value	0.60%
Small Capitalization Growth	0.60%
Small Capitalization Value	0.60%
International Equity	0.70%
Total Return Bond	0.45%
Intermediate-Term Bond	0.45%
Mortgage Backed Securities	0.45%

The Trust has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Trust. The Trust compensates PIMS for distributing and servicing the Trust’s Class R shares, pursuant to plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Trust.

THE TARGET PORTFOLIO TRUST	145

Pursuant to the Class R Plan, the Trust compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended April 30, 2011, PIMS has contractually agreed to limit such fees to 0.50% of the average daily net assets of the Class R shares through February 29, 2012.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Trust’s security lending agent. For the six months ended April 30, 2011, PIM was compensated for these services by the following Portfolios of the Trust:

Portfolio	PIM
Large Capitalization Growth	$6,345
Large Capitalization Value	2,742
Small Capitalization Growth	22,772
Small Capitalization Value	90,056

Certain Portfolios invest in the Prudential Core Taxable Money Market Series (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the 1940 Act, as amended, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, excluding short-term investments and U.S. Government securities, for the six months ended April 30, 2011, were as follows:

Portfolio	Purchases	Sales
Large Capitalization Growth	$126,131,848	$139,949,393
Large Capitalization Value	40,379,790	52,423,884
Small Capitalization Growth	67,053,896	76,445,302
Small Capitalization Value	167,686,712	144,436,863
International Equity	143,245,976	30,343,872
Total Return Bond	386,610,572	434,474,865
Intermediate-Term Bond	197,846,526	256,543,714
Mortgage Backed Securities	179,414,656	177,247,989

Transactions in options written during the six months ended April 30, 2011, were as follows:

Intermediate-Term Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2010	87,900	$480,660
Written options	2,730	95,109
Expired options	(34,330)	(152,184)
Closed options	(12,600)	(56,700)

Options outstanding at April 30, 2011	43,700	$366,885

146	THE TARGET PORTFOLIO TRUST

Total Return Bond	Notional Amount (000)	Premium Received
Options outstanding at October 31, 2010	187,400	$1,305,138
Written options	173,700	580,133
Expired options	(83,600)	(539,226)
Closed options	(61,300)	(425,794)

Options outstanding at April 30, 2011	216,200	$920,251

Note 5. Tax Information

For federal income tax purposes, certain Portfolios had capital loss carryforwards as of October 31, 2010 of approximately:

	Expiring October 31,
	2011	2012	2013	2014	2015	2016	2017	2018	Total
Large Capitalization Growth	$—	$—	$—	$—	$—	$21,744,000	$32,835,000	$—	$54,579,000
Large Capitalization Value	—	—	—	—	—	18,709,000	74,753,000	221,000	93,683,000
Small Capitalization Growth	3,778,000	—	—	—	—	18,082,000	26,562,000	—	48,422,000
Small Capitalization Value	—	—	—	—	—	—	22,342,000	—	22,342,000
International Equity	—	—	—	—	—	1,524,000	28,616,000	—	30,140,000
Mortgage Backed Securities	442,000	255,000	65,000	1,665,000	900,000	531,000	958,000	—	4,816,000

Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, any post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to the taxable years beginning prior to the effective date of the Act may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of April 30, 2011 were as follows:

	Tax Basis	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Large Capitalization Growth	$178,503,803	$57,591,742	$(488,784)	$57,102,958
Large Capitalization Value	200,572,385	41,126,260	(2,090,332)	39,035,928
Small Capitalization Growth	102,359,376	29,047,622	(869,559)	28,178,063
Small Capitalization Value	925,955,640	280,279,448	(11,437,105)	268,842,343
International Equity	280,348,617	55,194,512	(13,703,717)	41,490,795
Total Return Bond	356,882,560	13,058,534	(4,939,676)	8,118,858
Intermediate-Term Bond	215,542,247	5,629,791	(4,824,639)	805,152
Mortgage Backed Securities	52,332,219	2,875,762	(441,884)	2,433,878

THE TARGET PORTFOLIO TRUST	147

The difference between book basis and tax basis are primarily attributable to deferred losses on wash sales and other book to tax differences as of the most recent fiscal year end.

Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolios’ financial statements for the current reporting period. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

For the year ended October 31, 2010 the following Portfolios received amounts related to settlements of regulatory proceedings involving allegations of improper trading. The total amount is presented in the respective Portfolio’s statement of changes in the net assets. The Portfolios were not involved in the proceedings or the calculations of the payments.

	Affiliate	Third Party	Total Settlement
Small Capitalization Growth	$—	$7,375	$7,375
International Equity	384,721	139,018	523,739
Total Return Bond	—	3,012	3,012
Intermediate-Term Bond	—	6,361	6,361

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share. Transactions in shares of beneficial interest were as follows:

	Class R		Class T
	Shares	Amount	Shares	Amount
Large Capitalization Growth
Six Months Ended April 30, 2011:
Sold	1,411,698	$19,337,323	298,317	$4,112,951
Reinvested	—	—	22,526	302,777
Redeemed	(1,201,197)	(16,515,477)	(1,526,744)	(21,015,495)

Net Increase (Decrease)	210,501	$2,821,846	(1,205,901)	$(16,599,767)

Year Ended October 31, 2010:
Sold	3,247,610	$37,778,561	591,571	$6,965,639
Reinvested	21,863	252,959	82,518	958,029
Redeemed	(1,918,588)	(22,508,394)	(3,437,478)	(40,650,752)

Net Increase (Decrease)	1,350,885	$15,523,126	(2,763,389)	$(32,727,084)

Large Capitalization Value
Six Months Ended April 30, 2011:
Sold	1,867,415	$19,451,360	438,377	$4,558,022
Reinvested	124,372	1,256,154	173,422	1,753,296
Redeemed	(1,422,056)	(14,883,513)	(2,231,020)	(23,259,476)

Net Increase (Decrease)	569,731	$5,824,001	(1,619,221)	$(16,948,158)

148	THE TARGET PORTFOLIO TRUST

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2010:
Sold	4,206,880	$39,035,970	800,535	$7,471,851
Reinvested	131,744	1,209,413	280,122	2,574,323
Redeemed	(2,333,900)	(21,812,808)	(4,440,616)	(41,690,260)

Net Increase (Decrease)	2,004,724	$18,432,575	(3,359,959)	$(31,644,086)

Small Capitalization Growth
Six Months Ended April 30, 2011:
Sold	930,474	$10,325,236	216,974	$2,433,049
Reinvested	—	—	—	—
Redeemed	(927,903)	(10,318,866)	(1,098,162)	(12,320,787)

Net Increase (Decrease)	2,571	$6,370	(881,188)	$(9,887,738)

Year Ended October 31, 2010:
Sold	1,783,410	$15,618,007	504,925	$4,527,112
Reinvested	—	—	—	—
Redeemed	(1,185,108)	(10,425,202)	(1,983,060)	(17,833,773)

Net Increase (Decrease)	598,302	$5,192,805	(1,478,135)	$(13,306,661)

Small Capitalization Value
Six Months Ended April 30, 2011:
Sold	857,867	$18,020,898	6,279,159	$132,669,558
Reinvested	12,402	251,514	329,464	6,704,604
Redeemed	(608,273)	(12,875,745)	(7,990,709)	(167,532,835)

Net Increase (Decrease)	261,996	$5,396,667	(1,382,086)	$(28,158,673)

Year Ended October 31, 2010:
Sold	1,361,954	$23,742,362	14,338,950	$253,875,156
Reinvested	17,571	285,001	376,220	6,121,095
Redeemed	(761,992)	(13,283,009)	(7,145,079)	(125,562,151)

Net Increase (Decrease)	617,533	$10,744,354	7,570,091	$134,434,100

Total Return Bond
Six Months Ended April 30, 2011:
Sold	3,055,707	$32,769,792	3,362,163	$36,511,617
Reinvested	442,883	4,710,981	1,119,041	11,988,675
Redeemed	(1,457,603)	(15,665,285)	(5,493,797)	(59,445,579)

Net Increase (Decrease)	2,040,987	$21,815,488	(1,012,593)	$(10,945,287)

Year Ended October 31, 2010:
Sold	4,691,739	$51,454,818	6,944,205	$76,608,462
Reinvested	398,369	4,307,472	1,220,163	13,300,987
Redeemed	(2,546,608)	(27,938,039)	(4,580,343)	(50,668,775)

Net Increase (Decrease)	2,543,500	$27,824,251	3,584,025	$39,240,674

Intermediate-Term Bond
Six Months Ended April 30, 2011:
Sold	—	$—	2,143,781	$22,496,215
Reinvested	—	—	1,238,344	12,762,283
Redeemed	—	—	(6,417,368)	(66,561,062)

Net Increase (Decrease)	—	$—	(3,035,243)	$(31,302,564)

THE TARGET PORTFOLIO TRUST	149

	Class R		Class T
	Shares	Amount	Shares	Amount
Year Ended October 31, 2010:
Sold	—	$—	5,966,152	$63,494,251
Reinvested	—	—	1,768,681	18,426,780
Redeemed	—	—	(7,668,356)	(81,516,531)

Net Increase (Decrease)	—	$—	66,477	$404,500

Mortgage Backed Securities
Six Months Ended April 30, 2011:
Sold	—	$—	216,698	$2,264,049
Reinvested	—	—	77,931	814,069
Redeemed	—	—	(508,125)	(5,315,530)

Net Increase (Decrease)	—	$—	(213,496)	$(2,237,412)

Year Ended October 31, 2010:
Sold	—	$—	345,226	$3,562,213
Reinvested	—	—	201,878	2,071,518
Redeemed	—	—	(1,261,130)	(12,948,810)

Net Increase (Decrease)	—	$—	(714,026)	$(7,315,079)

	Class Q*		Class R		Class T
	Shares	Amount	Shares	Amount	Shares	Amount
International Equity
Six Months Ended April 30, 2011:
Sold	49,164	$635,246	1,929,151	$23,782,771	10,114,757	$124,892,304
Reinvested	—	—	79,602	924,975	131,164	1,525,441
Redeemed	(96,755)	(1,241,211)	(879,963)	(10,828,215)	(1,857,140)	(22,857,030)

Net Increase (Decrease) before conversion	(47,591)	(605,965)	1,128,790	13,879,531	8,388,781	103,560,715
Shares issued upon conversion from Class T	9,351,913	118,675,777	—	—	—	—
Shares reacquired upon conversion into Class Q	—	—	—	—	(9,351,913)	(118,675,777)

Net Increase (Decrease)	9,304,322	$118,069,812	1,128,790	$13,879,531	(963,132)	$(15,115,062)

Year Ended October 31, 2010:
Sold	—	$—	3,092,876	$33,409,588	689,820	$7,448,651
Reinvested	—	—	55,299	604,417	153,225	1,676,277
Redeemed	—	—	(1,760,213)	(19,252,379)	(3,516,516)	(38,395,551)

Net Increase (Decrease)	—	$—	1,387,962	$14,761,626	(2,673,471)	$(29,270,623)

*	Commencement of offering was March 1, 2011.

Note 7. Borrowings

The Trust, along with other affiliated registered investment companies (the “Companies”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of

150	THE TARGET PORTFOLIO TRUST

$750 million for the period December 17, 2010 through December 16, 2011. The Companies pay an annualized commitment fee of 0.10% of the unused portion of the SCA. Prior to December 17, 2010, the Companies had another Syndicated Credit Agreement (the “Expired SCA”) of a $500 million commitment with an annualized commitment fee of 0.15% of the unused portion. Interest on any borrowings under these is contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The following Portfolios utilized the line of credit during the six months ended April 30, 2011. The average balance outstanding is for the number of days that each Portfolio had an outstanding balance.

Portfolio	Average Balance Outstanding During the Period	Average Interest Rate	Number of Days Balance Outstanding During the Period	Outstanding Balance at April 30, 2011
Large Capitalization Growth	$1,557,625	1.51%	8	$—
Large Capitalization Value	316,000	1.51%	11	—
Small Capitalization Growth	595,480	1.51%	50	—
International Equity	275,045	1.47%	67	—

Note 8. In-Kind Redemption

During the six months ended April 30, 2011, Small Capitalization Value settled the redemption of certain portfolio shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $63,275,780. The Portfolio realized a gain of $390,705 related to the in-kind redemption transactions, which amount is included in the Statement of Operations under “Realized gain/loss on investment and foreign currency transactions”. Such gain is excluded from calculation of the Portfolio’s taxable gain for federal income tax purposes.

Note 9. In-Kind Subscription

During the six months ended April 30, 2011, International Equity settled the subscription of certain portfolio shares by receipt of certain portfolio securities in lieu of cash. The value of such securities was $112,688,510.

Note 10. New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements”. The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

THE TARGET PORTFOLIO TRUST	151

Financial Highlights (Unaudited)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended, April 30, 2011(f)		Year Ended October 31,			Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2010(f)	2009	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.76		$10.85	$10.11	$17.46	$15.31		$14.32
Income (loss) from investment operations
Net investment income (loss)	—	(i)	(.01)	.05	.05	(.02)		.03
Net realized and unrealized gain (loss) on investments	1.81		1.96	.76	(6.43)	2.31		1.30
Total from investment operations	1.81		1.95	.81	(6.38)	2.29		1.33
Less dividends and distributions
Dividends from net investment income	—		(.04)	(.07)	(.02)	—		(.05)
Distributions from net realized gains	—		—	—	(.95)	(.14)		(.29)
Total dividends and distributions	—		(.04)	(.07)	(.97)	(.14)		(.34)
Net asset value, end of period	$14.57		$12.76	$10.85	$10.11	$17.46		$15.31

TOTAL RETURN(a)	14.18%		17.99%	8.13%	(38.48)%	14.95%		9.34%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$116,885		$99,676	$70,097	$48,348	$31,982		$2,216
Average net assets (000)	$108,931		$84,636	$54,036	$46,321	$14,059		$429
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.32	%(c)	1.33%	1.36%	1.24%	1.18	%(c)	1.25	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)	.83%	.86%	.74%	.68	%(c)	.75	%(c)
Net investment income (loss)	(.02	)%(c)	(.08)%	.28%	.35%	(.14	)%(c)	.28	%(c)
Portfolio turnover rate	59	%(d)	171%	243%	101%	81	%(d)	69	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	Less than $0.005 per share.

See Notes to Financial Statements.

152	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011(e)		Year Ended October 31,			Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2010(e)	2009	2008(e)			2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.86		$10.93	$10.19	$17.55	$15.33		$14.60	$15.90
Income (loss) from investment operations
Net investment income	.03		.05	.10	.13	.04		.08	.03
Net realized and unrealized gain (loss) on investments	1.83		1.97	.76	(6.47)	2.32		1.18	1.06
Total from investment operations	1.86		2.02	.86	(6.34)	2.36		1.26	1.09
Less dividends and distributions
Dividends from net investment income	(.04)		(.09)	(.12)	(.07)	—	(d)	(.09)	(.02)
Distributions from net realized gains	—		—	—	(.95)	(.14)		(.44)	(2.37)
Total dividends and distributions	(.04)		(.09)	(.12)	(1.02)	(.14)		(.53)	(2.39)
Net asset value, end of period	$14.68		$12.86	$10.93	$10.19	$17.55		$15.33	$14.60

TOTAL RETURN(a)	14.47%		18.55%	8.64%	(38.14)%	15.41%		8.67%	6.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$108,504		$110,550	$124,122	$150,428	$313,718		$301,566	$307,835
Average net assets (000)	$109,930		$116,806	$123,629	$237,628	$303,340		$299,597	$310,710
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.82	%(b)	.83%	.86%	.74%	.68	%(b)	.75%	.76%
Expenses, excluding distribution and service (12b-1) fees	.82	%(b)	.83%	.86%	.74%	.68	%(b)	.75%	.76%
Net investment income	.50	%(b)	.45%	.84%	.91%	.29	%(b)	.51%	.18%
Portfolio turnover rate	59	%(c)	171%	243%	101%	81	%(c)	69%	246%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	153

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended, April 30, 2011(g)		Year Ended October 31,			Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006(g)
			2010(g)	2009(g)	2008(g)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.73		$8.79	$8.78	$16.24	$15.60		$15.07
Income (loss) from investment operations
Net investment income	.06		.11	.15	.23	.15		.08
Net realized and unrealized gain (loss) on investments	1.32		.98	.13	(6.31)	.67		1.48
Total from investment operations	1.38		1.09	.28	(6.08)	.82		1.56
Less dividends and distributions
Dividends from net investment income	(.12)		(.15)	(.27)	(.22)	—	(f)	(.24)
Distributions from net realized gains	—		—	—	(1.16)	(.18)		(.79)
Total dividends and distributions	(.12)		(.15)	(.27)	(1.38)	(.18)		(1.03)
Net asset value, end of period	$10.99		$9.73	$8.79	$8.78	$16.24		$15.60

TOTAL RETURN(a)	14.33%		12.45%	3.59%	(40.60)%	5.24%		10.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$116,125		$97,308	$70,291	$46,778	$30,958		$2,194
Average net assets (000)	$107,942		$84,613	$53,491	$46,282	$14,046		$445
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.32	%(c)	1.31%	1.33%	1.21%	1.19	%(c)	1.22	%(c)
Expenses, excluding distribution and service (12b-1) fees	.82	%(c)	.81%	.83%	.71%	.69	%(c)	.72	%(c)
Net investment income	1.14	%(c)	1.21%	1.96%	1.90%	1.13	%(c)	1.69	%(c)
Portfolio turnover rate	19	%(d)	32%	104%	77%	48	%(d)	44	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

154	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	LARGE CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011(e)		Year Ended October 31,			Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2010(e)	2009(e)	2008(e)			2006(e)	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.78		$8.83	$8.82	$16.31	$15.60		$15.11	$16.59
Income (loss) from investment operations
Net investment income	.09		.16	.20	.30	.22		.28	.25
Net realized and unrealized gain (loss) on investments	1.32		.98	.12	(6.33)	.67		2.45	.80
Total from investment operations	1.41		1.14	.32	(6.03)	.89		2.73	1.05
Less dividends and distributions
Dividends from net investment income	(.17)		(.19)	(.31)	(.30)	—	(d)	(.29)	(.25)
Distributions from net realized gains	—		—	—	(1.16)	(.18)		(1.95)	(2.28)
Total dividends and distributions	(.17)		(.19)	(.31)	(1.46)	(.18)		(2.24)	(2.53)
Net asset value, end of period	$11.02		$9.78	$8.83	$8.82	$16.31		$15.60	$15.11

TOTAL RETURN(a)	14.54%		13.00%	4.15%	(40.29)%	5.70%		19.34%	6.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$105,113		$109,097	$128,187	$168,217	$372,900		$393,111	$362,253
Average net assets (000)	$108,116		$119,520	$129,379	$279,413	$392,564		$371,251	$366,301
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.82	%(b)	.81%	.83%	.71%	.69	%(b)	.72%	.74%
Expenses, excluding distribution and service (12b-1) fees	.82	%(b)	.81%	.83%	.71%	.69	%(b)	.72%	.74%
Net investment income	1.66	%(b)	1.74%	2.64%	2.40%	1.61	%(b)	1.79%	1.48%
Portfolio turnover rate	19	%(c)	32%	104%	77%	48	%(c)	44%	90%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	155

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class R
	Six Months Ended, April 30, 2011		Year Ended October 31,			Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
			2010	2009	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.66		$7.71	$7.17	$13.73	$12.12		$11.04
Income (loss) from investment operations
Net investment loss	(.04)		(.05)	(.04)	(.03)	(.06)		—	(c)
Net realized and unrealized gain (loss) on investments	2.68		2.00	.58	(6.53)	1.67		1.08
Total from investment operations	2.64		1.95	.54	(6.56)	1.61		1.08
Capital contributions	—		— (c)	—	—	—		—
Net asset value, end of period	$12.30		$9.66	$7.71	$7.17	$13.73		$12.12

TOTAL RETURN(a)	27.23%		25.29%	7.53%	(47.78)%	13.28%		9.78%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$52,286		$41,025	$28,129	$18,607	$12,942		$898
Average net assets (000)	$46,580		$35,238	$22,037	$18,762	$5,725		$186
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(f)	1.41	%(d)	1.46%	1.52%	1.30%	1.28	%(d)	1.34	%(d)
Expenses, excluding distribution and service (12b-1) fees	.91	%(d)	.96%	1.02%	.80%	.78	%(d)	.84	%(d)
Net investment loss	(.69	)%(d)	(.72)%	(.77)%	(.39)%	(.56	)%(d)	(.05	)%(d)
Portfolio turnover rate	67	%(e)	64%	92%	223%	87	%(e)	96	%(e)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Less than $0.005 per share.
(d)	Annualized.
(e)	Not Annualized.
(f)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

156	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION GROWTH PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011		Year Ended October 31,			Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
			2010	2009	2008			2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$9.84		$7.82	$7.25	$13.82	$12.14		$11.28	$10.79
Income (loss) from investment operations
Net investment income (loss)	—	(g)	(.01)	(.02)	.02	(.01)		(.05)	(.07)
Net realized and unrealized gain (loss) on investments	2.73		2.03	.60	(6.59)	1.69		.91	.56
Total from investment operations	2.73		2.02	.58	(6.57)	1.68		.86	.49
Less dividends from net investment income	—		—	(.01)	—	—		—	—
Capital contributions	—		— (g)	—	—	—		—	—
Net asset value, end of period	$12.57		$9.84	$7.82	$7.25	$13.82		$12.14	$11.28

TOTAL RETURN(a)	27.64%		25.83%	8.06%	(47.54)%	13.84%		7.62%	4.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$55,037		$51,777	$52,671	$58,235	$137,630		$136,422	$143,366
Average net assets (000)	$53,932		$53,128	$51,109	$97,771	$136,851		$140,489	$144,034
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.91	%(b)	.96%	1.02%	.80%	.78	%(b)	.84%	.91%
Expenses, excluding distribution and service (12b-1) fees	.91	%(b)	.96%	1.02%	.80%	.78	%(b)	.84%	.91%
Net investment income (loss)	(.18	)%(b)	(.18)%	(.26)%	.17%	(.07	)%(b)	(.39)%	(.62)%
Portfolio turnover rate	67	%(c)	64%	92%	223%	87	%(c)	96%	147%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	Less than $0.005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	157

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class R
	Six Months Ended, April 30, 2011(g)		Year Ended October 31,			Ten Months Ended October 31, 2007(g)(h)		August 22, 2006(b) through December 31, 2006
			2010(g)	2009(g)	2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.80		$15.41	$14.10	$21.90	$20.46		$20.05
Income (loss) from investment operations
Net investment income	.04		.10	.13	.16	.13		.14
Net realized and unrealized gain (loss) on investments	3.98		3.41	1.42	(6.52)	1.42		1.74
Total from investment operations	4.02		3.51	1.55	(6.36)	1.55		1.88
Less dividends and distributions
Dividends from net investment income	(.09)		(.12)	(.16)	(.23)	—	(f)	(.18)
Distributions from net realized gains	—		—	(.08)	(1.21)	(.11)		(1.29)
Total dividends and distributions	(.09)		(.12)	(.24)	(1.44)	(.11)		(1.47)
Net asset value, end of period	$22.73		$18.80	$15.41	$14.10	$21.90		$20.46

TOTAL RETURN(a)	21.42%		22.93%	11.37%	(30.57)%	7.55%		9.45%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$69,521		$52,587	$33,574	$22,660	$15,112		$1,061
Average net assets (000)	$61,796		$43,680	$26,425	$22,626	$6,828		$217
Ratios to average net assets(i)
Expenses, including distribution and service (12b-1) fees(e)	1.20	%(c)	1.26%	1.30%	1.30%	1.23	%(c)	1.30	%(c)
Expenses, excluding distribution and service (12b-1) fees	.70	%(c)	.76%	.80%	.80%	.73	%(c)	.80	%(c)
Net investment income	.38	%(c)	.57%	.96%	.89%	.73	%(c)	1.37	%(c)
Portfolio turnover rate	16	%(d)	33%	48%	54%	32	%(d)	36	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Less than $0.005 per share.
(g)	Calculated based upon average shares outstanding during the period.
(h)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(i)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

158	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	SMALL CAPITALIZATION VALUE PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011(e)		Year Ended October 31,			Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2010(e)	2009(e)	2008			2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$18.95		$15.51	$14.21	$22.00	$20.47		$18.98	$21.84
Income (loss) from investment operations
Net investment income	.09		.19	.20	.23	.25		.23	.18
Net realized and unrealized gain (loss) on investments	4.00		3.45	1.41	(6.53)	1.39		3.09	2.06
Total from investment operations	4.09		3.64	1.61	(6.30)	1.64		3.32	2.24
Less dividends and distributions
Dividends from net investment income	(.18)		(.20)	(.23)	(.28)	—	(d)	(.22)	(.16)
Distributions from net realized gains	—		—	(.08)	(1.21)	(.11)		(1.61)	(4.94)
Total dividends and distributions	(.18)		(.20)	(.31)	(1.49)	(.11)		(1.83)	(5.10)
Net asset value, end of period	$22.86		$18.95	$15.51	$14.21	$22.00		$20.47	$18.98

TOTAL RETURN(a)	21.75%		23.64%	11.82%	(30.23)%	8.04%		17.72%	10.10%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$934,536		$800,761	$538,202	$374,101	$411,690		$320,728	$259,115
Average net assets (000)	$868,182		$674,452	$439,058	$414,364	$403,020		$290,505	$249,661
Ratios to average net assets(g)
Expenses, including distribution and service (12b-1) fees	.70	%(b)	.76%	.80%	.80%	.73	%(b)	.80%	.79%
Expenses, excluding distribution and service (12b-1) fees	.70	%(b)	.76%	.80%	.80%	.73	%(b)	.80%	.79%
Net investment income	.90	%(b)	1.07%	1.46%	1.38%	1.38	%(b)	1.17%	.81%
Portfolio turnover rate	16	%(c)	33%	48%	54%	32	%(c)	36%	118%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Less than $0.005 per share.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(g)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	159

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class Q
	March 1, 2011(b) through April 30, 2011(e)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$12.56
Income (loss) from investment operations
Net investment income	.11
Net realized and unrealized gain (loss) on investments	.65
Total from investment operations	.76
Net asset value, end of period	$13.32

TOTAL RETURN(a)	6.05%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$123,916
Average net assets (000)	$48,938
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.87	%(c)
Expenses, excluding distribution and service (12b-1) fees	.87	%(c)
Net investment income	4.99	%(c)
Portfolio turnover rate	12	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

160	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class R
	Six Months Ended, April 30, 2011(f)		Year Ended October 31,			Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2010(f)	2009(f)	2008(f)

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.84		$10.78	$8.99	$20.04	$16.21		$16.09
Income (loss) from investment operations
Net investment income	.09		.14	.13	.29	.33		.16
Net realized and unrealized gain (loss) on investments	1.48		1.00	2.08	(8.84)	3.68		1.66
Total from investment operations	1.57		1.14	2.21	(8.55)	4.01		1.82
Less dividends and distributions
Dividends from net investment income	(.14)		(.11)	(.42)	(.31)	—		(.25)
Distributions from net realized gains	—		—	—	(2.19)	(.18)		(1.45)
Total dividends and distributions	(.14)		(.11)	(.42)	(2.50)	(.18)		(1.70)
Capital contributions	—		.03	—	—	—		—
Net asset value, end of period	$13.27		$11.84	$10.78	$8.99	$20.04		$16.21

TOTAL RETURN(a)	13.39%		10.93%	26.13%	(48.30)%	24.85%		11.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$103,819		$79,234	$57,184	$35,482	$26,811		$1,728
Average net assets (000)	$87,782		$68,032	$43,233	$36,790	$11,612		$346
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.44	%(c)	1.54%	1.51%	1.33%	1.33	%(c)	1.43	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)	1.04%	1.01%	.83%	.83	%(c)	.93	%(c)
Net investment income	1.52	%(c)	1.29%	1.46%	2.12%	2.20	%(c)	.39	%(c)
Portfolio turnover rate	12	%(d)	41%	38%	30%	37	%(d)	41	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	161

Financial Highlights (Unaudited) (continued)

	INTERNATIONAL EQUITY PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011(e)		Year Ended October 31,			Ten Months Ended October 31, 2007(e)(f)		Year Ended December 31,
			2010(e)	2009(e)	2008(e)			2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.90		$10.83	$9.03	$20.13	$16.22		$13.99	$13.13
Income (loss) from investment operations
Net investment income	.14		.19	.17	.36	.39		.29	.22
Net realized and unrealized gain (loss) on investments	1.46		1.01	2.10	(8.86)	3.70		3.68	1.59
Total from investment operations	1.60		1.20	2.27	(8.50)	4.09		3.97	1.81
Less dividends and distributions
Dividends from net investment income	(.19)		(.16)	(.47)	(.41)	—		(.29)	(.28)
Distributions from net realized gains	—		—	—	(2.19)	(.18)		(1.45)	(.67)
Total dividends and distributions	(.19)		(.16)	(.47)	(2.60)	(.18)		(1.74)	(.95)
Capital contributions	—		.03	—	—	—		—	—
Net asset value, end of period	$13.31		$11.90	$10.83	$9.03	$20.13		$16.22	$13.99

TOTAL RETURN(a)	13.68%		11.45%	26.84%	(47.99)%	25.33%		29.02%	14.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$97,870		$98,978	$119,006	$123,970	$297,083		$268,314	$233,150
Average net assets (000)	$142,125		$106,108	$110,053	$218,670	$277,744		$248,571	$221,543
Ratios to average net assets(b)
Expenses, including distribution and service (12b-1) fees	.94	%(c)	1.04%	1.01%	.83%	.83	%(c)	.93%	.99%
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)	1.04%	1.01%	.83%	.83	%(c)	.93%	.99%
Net investment income	2.23	%(c)	1.75%	1.94%	2.49%	2.61	%(c)	1.73%	1.55%
Portfolio turnover rate	12	%(d)	41%	38%	30%	37	%(d)	41%	123%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Portfolio invests.
(c)	Annualized.
(d)	Not Annualized.
(e)	Calculated based upon average shares outstanding during the period.
(f)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

See Notes to Financial Statements.

162	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class R
	Six Months Ended, April 30, 2011		Year Ended October 31,				Ten Months Ended October 31, 2007(f)(g)		August 22, 2006(b) through December 31, 2006
			2010	2009		2008

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.34		$10.93	$9.86		$10.54	$10.31		$10.31
Income (loss) from investment operations
Net investment income	.13		.30	.42		.46	.33		.12
Net realized and unrealized gain (loss) on investments	(.21)		.68	1.82		(.68)	.24		.01
Total from investment operations	(.08)		.98	2.24		(.22)	.57		.13
Less dividends and distributions
Dividends from net investment income	(.14)		(.30)	(.62)		(.46)	(.34)		(.13)
Distributions from net realized gains	(.36)		(.27)	(.55)		—	—		—
Total dividends and distributions	(.50)		(.57)	(1.17)		(.46)	(.34)		(.13)
Capital contributions	—		— (k)	—		—	—		—
Net asset value, end of period	$10.76		$11.34	$10.93		$9.86	$10.54		$10.31

TOTAL RETURN(a)	(.66)%		9.33%	24.57%		(2.24)%	5.63%		1.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$119,593		$102,992	$71,457		$53,218	$23,670		$1,503
Average net assets (000)	$108,795		$86,806	$56,103		$42,474	$10,429		$246
Ratios to average net assets(h)
Expenses, including distribution and service (12b-1) fees(e)	1.14	%(c)	1.17%	1.32	%(i)	1.23%	1.14	%(c)	1.18	%(c)
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)	.67%	.82	%(j)	.73%	.64	%(c)	.68	%(c)
Net investment income	2.47	%(c)	2.79%	4.20%		4.39%	3.84	%(c)	3.46	%(c)
Portfolio turnover rate	127	%(d)	369%	657%		697%	421	%(d)	483	%(d)
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not Annualized.
(e)	The distributor of the Trust has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.
(f)	Calculated based upon average shares outstanding during the period.
(g)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(h)	Does not include expenses of the underlying fund in which the Portfolio invests.
(i)	The annualized expense ratio without interest expense would have been 1.30% for the year ended October 31, 2009.
(j)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(k)	Less than $.005 per share.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	163

Financial Highlights (Unaudited) (continued)

	TOTAL RETURN BOND PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011		Year Ended October 31,				Ten Months Ended October 31, 2007(d)(e)		Year Ended December 31,
			2010	2009		2008			2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$11.42		$11.01	$9.93		$10.60	$10.38		$10.39	$10.64
Income (loss) from investment operations
Net investment income	.16		.36	.47		.53	.39		.40	.38
Net realized and unrealized gain (loss) on investments	(.22)		.68	1.84		(.68)	.22		.03	(.12)
Total from investment operations	(.06)		1.04	2.31		(.15)	.61		.43	.26
Less dividends and distributions
Dividends from net investment income	(.17)		(.36)	(.68)		(.52)	(.39)		(.44)	(.43)
Distributions from net realized gains	(.36)		(.27)	(.55)		—	—		—	(.08)
Total dividends and distributions	(.53)		(.63)	(1.23)		(.52)	(.39)		(.44)	(.51)
Capital contributions	—		— (h)	—		—	—		—	—
Net asset value, end of period	$10.83		$11.42	$11.01		$9.93	$10.60		$10.38	$10.39

TOTAL RETURN(a)	(.49)%		9.82%	25.15%		(1.71)%	5.94%		4.27%	2.60%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$242,180		$266,960	$217,784		$194,970	$183,262		$167,154	$161,675
Average net assets (000)	$251,345		$242,590	$198,247		$206,986	$174,725		$162,621	$169,616
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.64	%(b)	.67%	.82	%(g)	.73%	.64	%(b)	.68%	.76%
Expenses, excluding distribution and service (12b-1) fees	.64	%(b)	.67%	.82	%(g)	.73%	.64	%(b)	.68%	.76%
Net investment income	2.97	%(b)	3.28%	4.71%		4.86%	4.53	%(b)	4.14%	3.72%
Portfolio turnover rate	127	%(c)	369%	657%		697%	421	%(c)	483%	366%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Annualized.
(c)	Not Annualized.
(d)	Calculated based upon average shares outstanding during the period.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been .80% for the year ended October 31, 2009.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

164	THE TARGET PORTFOLIO TRUST

Financial Highlights (Unaudited) (continued)

	INTERMEDIATE-TERM BOND PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011		Year Ended October 31,					Ten Months Ended October 31, 2007(e)		Year Ended December 31,
			2010		2009		2008			2006	2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.96		$10.85		$10.27		$10.25	$10.13		$10.18	$10.36
Income (loss) from investment operations
Net investment income	.13		.27		.36		.44	.40		.43	.36
Net realized and unrealized gain (loss) on investments	(.11)		.66		1.27		.08	.11		(.03)	(.16)
Total from investment operations	.02		.93		1.63		.52	.51		.40	.20
Less dividends and distributions
Dividends from net investment income	(.22)		(.28)		(.42)		(.50)	(.39)		(.45)	(.38)
Distributions from net realized gains	(.37)		(.54)		(.63)		—	—		—	— (b)
Total dividends and distributions	(.59)		(.82)		(1.05)		(.50)	(.39)		(.45)	(.38)
Capital contributions	—		—	(b)	—		—	—		—	—
Net asset value, end of period	$10.39		$10.96		$10.85		$10.27	$10.25		$10.13	$10.18

TOTAL RETURN(a)	.31%		9.07%		17.01%		5.07%	5.13%		4.12%	1.88%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$204,226		$248,817		$245,517		$204,548	$233,423		$245,223	$262,177
Average net assets (000)	$227,449		$247,716		$218,911		$227,475	$235,800		$249,376	$278,441
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.64	%(c)	.66	%(g)	.74	%(g)	.60%	.58	%(c)	.64%	.63%
Expenses, excluding distribution and service (12b-1) fees	.64	%(c)	.66	%(g)	.74	%(g)	.60%	.58	%(c)	.64%	.63%
Net investment income	2.56	%(c)	2.53%		3.47%		4.21%	4.71	%(c)	4.23%	3.48%
Portfolio turnover rate	269	%(d)	938%		527%		395%	284	%(d)	134%	208%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	The annualized expense ratio without interest expense would have been .64% and .69%, respectively, for the years ended October 31, 2010 and 2009.

See Notes to Financial Statements.

THE TARGET PORTFOLIO TRUST	165

Financial Highlights (Unaudited) (continued)

	MORTGAGE BACKED SECURITIES PORTFOLIO
	Class T
	Six Months Ended, April 30, 2011		Year Ended October 31,						Ten Months Ended October 31, 2007(e)		Year Ended December 31,
			2010		2009		2008				2006		2005

PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$10.60		$9.96		$9.26		$9.95		$9.99		$10.10		$10.39
Income (loss) from investment operations
Net investment income	.27		.54		.70		.63		.41		.44		.50
Net realized and unrealized gain (loss) on investments	(.09)		.64		.74		(.66)		(.03)		(.07)		(.27)
Total from investment operations	.18		1.18		1.44		(.03)		.38		.37		.23
Less dividends
Dividends from net investment income	(.25)		(.54)		(.74)		(.66)		(.39)		(.48)		(.52)
Tax return of capital	—		—		—		—		(.03)		—		—
Total dividends	(.25)		(.54)		(.74)		(.66)		(.42)		(.48)		(.52)
Net asset value, end of period	$10.53		$10.60		$9.96		$9.26		$9.95		$9.99		$10.10

TOTAL RETURN(a)	1.84%		12.13%		16.20%		(.36)%		3.89%		3.82%		2.29%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)	$33,683		$36,157		$41,112		$51,368		$73,581		$75,471		$82,195
Average net assets (000)	$34,502		$38,594		$44,081		$64,999		$75,508		$77,483		$89,756
Ratios to average net assets(f)
Expenses, including distribution and service (12b-1) fees	.99	%(c)	.88	%(b)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)
Expenses, excluding distribution and service (12b-1) fees	.99	%(c)	.88	%(b)	1.07	%(b)	1.94	%(b)	1.82	%(b)(c)	1.89	%(b)	1.70	%(b)
Net investment income	5.11	%(c)	5.23%		7.35%		6.34%		4.91	%(c)	4.46%		4.91%
Portfolio turnover rate	323	%(d)	646%		425%		338%		318	%(d)	471%		251%
(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	The annualized expense ratio without interest expense would have been .87%, .79%, and .70%, respectively, for the years ended October 31, 2010, 2009, and 2008, .76% for the ten months ended October 31, 2007, and .94% and .91%, respectively, for the years ended December 31, 2006 and 2005.
(c)	Annualized.
(d)	Not Annualized.
(e)	For the ten month period ended October 31, 2007. The Trust changed its fiscal year end from December 31 to October 31, effective October 31, 2007.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.

See Notes to Financial Statements.

166	THE TARGET PORTFOLIO TRUST

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudential.com

PROXY VOTING
The Board of Trustees of The TARGET Portfolio Trust has delegated to the Trust’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Trust. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Trust’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer •
Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Eagle Asset Management	880 Carillon Parkway St. Petersburg, FL 33716

	EARNEST Partners, LLC	1180 Peachtree Street Suite 2300 Atlanta, GA 30309

	Eaton Vance Management	Two International Place Boston, MA 02110

	Hotchkis and Wiley Capital Management, LLC	725 S. Figueroa Street 39th Floor Los Angeles, CA 90017

	J.P. Morgan Investment Management, Inc.	245 Park Avenue New York, NY 10167

	Lee Munder Capital Group	200 Clarendon Street Boston, MA 02116

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

	Marsico Capital Management, LLC	1200 17th Street Suite 1600 Denver, CO 80202

	Massachusetts Financial Services Company	500 Boylston Street Boston, MA 02109

	NFJ Investment Group L.P.	2100 Ross Avenue Dallas, TX 75201

	Pacific Investment Management Company LLC	840 Newport Center Drive Newport Beach, CA 92660

	Thornburg Investment Management, Inc.	2300 North Ridgetop Road Santa Fe, NM 87506

	Vaughan Nelson Investment Management, L.P.	600 Travis Street Suite 6300 Houston, TX 77002

	Wellington Management Company, LLP	280 Congress Street Boston, MA 02110

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	301 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and, if available, the summary prospectus, contain this and other information about the Fund. An investor may obtain a prospectus and, if available, the summary prospectus, by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and, if available, the summary prospectus, should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudential.com/edelivery/mutualfunds and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, The TARGET Portfolio Trust, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trusts’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Trusts’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Trust’s schedule of portfolio holdings is also available on the Trust’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

The TARGET Portfolio Trust	NASDAQ	CUSIP		NASDAQ	CUSIP
Large Capitalization Growth (Class R)	TLCRX	875921868	Total Return Bond (Class T)	TATBX	875921884
Large Capitalization Growth (Class T)	TALGX	875921207	Mortgage Backed Securities (Class T)	TGMBX	875921702
Small Capitalization Growth (Class R)	TSCRX	875921835	Large Capitalization Value (Class R)	TLVRX	875921850
Small Capitalization Growth (Class T)	TASGX	875921405	Large Capitalization Value (Class T)	TALVX	875921108
International Equity (Class Q)	TIEQX	875921793	Small Capitalization Value (Class R)	TSVRX	875921843
International Equity (Class R)	TEQRX	875921827	Small Capitalization Value (Class T)	TASVX	875921306
International Equity (Class T)	TAIEX	875921504	Intermediate-Term Bond (Class T)	TAIBX	875921801
Total Return Bond (Class R)	TTBRX	875921819

TMF158E2    0203243-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date:	June 20, 2011

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 20, 2011